AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025
AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyowners of Ameritas Life Insurance Corp. Separate Account LLVA

and the Board of Directors of Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA (the “Account”) listed in Note 1 as of December 31, 2025, the related statements of operations, the statements of changes in net assets, the financial highlights, and the related notes for the periods presented in Note 1 (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2025, and the results of their operations, the changes in their net assets, and the financial highlights for periods presented in Note 1 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 19, 2026

We have served as the Account’s auditor since 1997.

This page left intentionally blank.

FS-3

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2025

ASSETS
INVESTMENTS AT FAIR VALUE:

Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Balanced Portfolio, Class I (Balanced) -
414,593.109 shares at $2.85 per share (cost $945,129)	$1,181,590
Calvert VP SRI Mid Cap Portfolio (Mid Cap) -
13,075.827 shares at $26.47 per share (cost $368,009)	346,117
Deutsche DWS Investments VIT Funds (Scudder):
DWS Small Cap Index VIP Portfolio, Class A (Small Cap) -
10,319.972 shares at $15.02 per share (cost $163,676)	155,006
Deutsche DWS Variable Series II (Scudder):
DWS Small Mid Cap Value VIP Portfolio, Class A (Small Mid Value) -
67,355.392 shares at $14.09 per share (cost $878,696)	949,037
DWS International Opportunities VIP Portfolio, Class A (Thematic) -
36,570.884 shares at $19.22 per share (cost $565,056)	702,892
Deutsche DWS Variable Series I (Scudder):
DWS Capital Growth VIP Portfolio, Class A (Growth) -
13,627.246 shares at $42.96 per share (cost $474,100)	585,426
Fidelity(R) Variable Insurance Products (Fidelity):
Fidelity(R) VIP Overseas Portfolio, Initial Class (Overseas IC) -
110,129.057 shares at $27.52 per share (cost $2,618,682)	3,030,752
Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class (Inv. Grade Bond IC) -
2,010,882.568 shares at $11.36 per share (cost $25,003,757)	22,843,626
Fidelity(R) VIP Equity-Income Portfolio(SM), Initial Class (Equity Income IC) -
131,158.290 shares at $29.43 per share (cost $3,173,611)	3,859,988
Fidelity(R) VIP Growth Portfolio, Initial Class (Growth IC) -
71,405.254 shares at $97.72 per share (cost $6,399,145)	6,977,721
Fidelity(R) VIP High Income Portfolio, Initial Class (High Income IC) -
402,385.827 shares at $4.88 per share (cost $1,993,791)	1,963,643
Fidelity(R) VIP High Income Portfolio, Service Class (High Income SC) -
24,373.003 shares at $4.84 per share (cost $121,573)	117,965
Fidelity(R) VIP Contrafund(SM) Portfolio, Initial Class (Contrafund IC) -
486,601.444 shares at $59.89 per share (cost $20,999,933)	29,142,560
Fidelity(R) VIP Contrafund(SM) Portfolio, Service Class (Contrafund SC) -
16,614.107 shares at $59.33 per share (cost $741,426)	985,715
Fidelity(R) VIP Mid Cap Portfolio, Initial Class (Mid Cap IC) -
246,547.668 shares at $37.51 per share (cost $8,810,690)	9,248,003
Fidelity(R) VIP Mid Cap Portfolio, Service Class (Mid Cap SC) -
6,635.946 shares at $36.79 per share (cost $227,308)	244,136
Fidelity(R) VIP Strategic Income Portfolio, Initial Class (Strategic) -
1,120,675.776 shares at $11.23 per share (cost $12,634,928)	12,585,189

The accompanying notes are an integral part of these financial statements.

FS-4

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2025

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Fidelity(R) Variable Insurance Products (Fidelity), continued:
Fidelity(R) VIP Government Money Market Portfolio, Initial Class (Money Market) -
28,827,520.080 shares at $1.00 per share (cost $28,827,520)	$28,827,520
AIM Variable Insurance Funds (AIM):
Invesco V.I. Diversified Dividend Fund Portfolio, Series I (Dividend) -
3,542.064 shares at $27.22 per share (cost $88,171)	96,415
Invesco V.I. Health Care Fund Portfolio, Series I (Health) -
725.576 shares at $29.89 per share (cost $19,980)	21,687
Invesco V.I. Technology Fund Portfolio, Series I (Technology) -
62.734 shares at $25.69 per share (cost $1,136)	1,612
Invesco V.I. EQV International Equity Fund Portfolio, Series I (Intl. Growth) -
21,943.000 shares at $36.11 per share (cost $771,182)	792,362
Invesco V.I. American Franchise Fund Portfolio, Series I (Franchise) -
1,691.544 shares at $81.00 per share (cost $102,844)	137,015
Janus Aspen Series (Janus):
Janus Henderson Research Portfolio, Institutional Shares (Growth) -
1,667.700 shares at $64.90 per share (cost $52,313)	108,234
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Mid Cap Growth Portfolio, Class I (Mid-Cap) -
7,232.972 shares at $28.99 per share (cost $193,042)	209,684
Neuberger Berman AMT Short Duration Bond Portfolio, Class I (Bond) -
0.000 shares at $9.67 per share (cost $0)	-
Neuberger Berman AMT Quality Equity Portfolio, Class I (Equity) -
13,523.734 shares at $42.76 per share (cost $412,485)	578,275
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
27,479.706 shares at $16.41 per share (cost $475,041)	450,942
Rydex Variable Trust (Rydex):
Rydex Nova Fund Portfolio (Nova) -
4,051.891 shares at $257.32 per share (cost $869,624)	1,042,633
Rydex NASDAQ-100(R) Fund Portfolio (NASDAQ) -
37,240.339 shares at $96.73 per share (cost $2,237,297)	3,602,258
Rydex Precious Metals Fund Portfolio (Precious Metals) -
53,408.394 shares at $97.07 per share (cost $2,908,339)	5,184,353
Rydex Inverse S&P 500(R) Strategy Fund Portfolio (Inv. S&P 500) -
602.257 shares at $91.61 per share (cost $68,004)	55,173
Rydex Government Long Bond 1.2x Strategy Fund Portfolio (Gov. Long Bond) -
1,155.583 shares at $178.71 per share (cost $285,900)	206,514
Rydex Inverse NASDAQ-100(R) Strategy Fund Portfolio (Inverse NASDAQ) -
488.511 shares at $104.10 per share (cost $53,839)	50,854

.

The accompanying notes are an integral part of these financial statements.

FS-5

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2025

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Rydex Variable Trust (Rydex), continued:
Rydex Inverse Government Long Bond Strategy Fund Portfolio (Inv. Long Bond) -
1,024.311 shares at $109.31 per share (cost $104,006)	$111,967
Rydex Russell 2000(R) 1.5x Strategy Fund Portfolio (Russell) -
6,849.348 shares at $84.58 per share (cost $507,130)	579,318
Third Avenue Variable Series Trust (Third Avenue):
Third Avenue Value Portfolio (Value) -
132,138.862 shares at $25.04 per share (cost $2,612,584)	3,308,757
Vanguard(R) Variable Insurance Fund (Vanguard):
Vanguard(R) Equity Index Portfolio (Equity Index) -
1,125,474.777 shares at $81.96 per share (cost $63,442,149)	92,243,913
Vanguard(R) Total Bond Market Index Portfolio (Total Bond) -
7,914,199.328 shares at $10.80 per share (cost $90,146,710)	85,473,353
Vanguard(R) Real Estate Index Portfolio (REIT Index) -
1,634,381.677 shares at $11.57 per share (cost $19,912,715)	18,909,796
Vanguard(R) Mid-Cap Index Portfolio (Mid-Cap) -
1,163,349.284 shares at $27.96 per share (cost $25,602,775)	32,527,246
Vanguard(R) Total Stock Market Index Portfolio (Stock Market Index) -
954,879.386 shares at $60.93 per share (cost $40,140,104)	58,180,801
Vanguard(R) Conservative Allocation Portfolio (Conservative) -
325,065.299 shares at $26.46 per share (cost $8,182,528)	8,601,228
Vanguard(R) Moderate Allocation Portfolio (Moderate) -
212,615.199 shares at $33.28 per share (cost $6,046,381)	7,075,834
Vanguard(R) Short-Term Investment-Grade Portfolio (Short-Term) -
2,285,461.847 shares at $10.67 per share (cost $24,060,820)	24,385,878
Vanguard(R) Total International Stock Market Index Portfolio (International Stock) -
476,563.343 shares at $26.86 per share (cost $10,423,217)	12,800,491
Vanguard(R) Global Bond Index Portfolio (Global Bond) -
95,726.455 shares at $18.83 per share (cost $1,941,578)	1,802,529
Vanguard(R) Equity Income Portfolio (Equity Income) -
850,623.215 shares at $26.22 per share (cost $19,318,926)	22,303,341
Vanguard(R) High Yield Bond Portfolio (High Yield Bond) -
1,820,274.541 shares at $7.55 per share (cost $13,329,020)	13,743,073
Vanguard(R) Growth Portfolio (Growth) -
767,400.052 shares at $36.68 per share (cost $19,987,174)	28,148,234
Vanguard(R) Balanced Portfolio (Balanced) -
1,041,274.789 shares at $25.41 per share (cost $23,746,061)	26,458,792

The accompanying notes are an integral part of these financial statements.

FS-6

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2025

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Vanguard(R) Variable Insurance Fund (Vanguard), continued:
Vanguard(R) International Portfolio (International) -
1,242,031.507 shares at $28.59 per share (cost $32,776,048)	$35,509,681
Vanguard(R) Diversified Value Portfolio (Diversified) -
1,009,864.634 shares at $17.47 per share (cost $14,223,891)	17,642,335
Vanguard(R) Small Company Growth Portfolio (Small Company Growth) -
704,212.226 shares at $19.07 per share (cost $13,482,171)	13,429,327
Allspring Funds - Variable Trust (Allspring):
Allspring VT Discovery SMID Cap Growth Fund Portfolio, Class 2 (Discovery) -
17,713.274 shares at $25.29 per share (cost $454,270)	447,969
Allspring VT Opportunity Fund Portfolio, Class 2 (Opportunity) -
8,447.921 shares at $25.70 per share (cost $211,511)	217,112
ProFunds VP (ProFunds):
ProFund VP Bull Portfolio (Bull) -
24,461.644 shares at $64.04 per share (cost $1,235,175)	1,566,524
ProFund VP Europe 30 Portfolio (Europe) -
2,765.932 shares at $31.33 per share (cost $63,360)	86,657
ProFund VP Mid-Cap Value Portfolio (Mid-Cap) -
0.000 shares at $42.64 per share (cost $0)	-
ProFund VP Nasdaq-100 Portfolio (NASDAQ-100) -
122.03 shares at $69.51 per share (cost $6,657)	8,482
ProFund VP Small-Cap Portfolio (Small-Cap) -
135.771 shares at $40.62 per share (cost $4,372)	5,515
ProFund VP Small-Cap Value Portfolio (Small-Cap Value) -
0.000 shares at $44.87 per share (cost $0)	-
ProFund VP Dow 30 Portfolio (Classic Dow) -
0.000 shares at $22.57 per share (cost $0)	-
Inverse ProFunds VP (ProFunds):
ProFund VP Bear Portfolio (Bear) -
358.397 shares at $9.12 per share (cost $4,211)	3,269
ProFund VP Short Nasdaq-100 Portfolio (Short NASDAQ) -
371.574 shares at $7.54 per share (cost $3,604)	2,802
ProFund VP Short Small-Cap Portfolio (Short Small-Cap) -
0.000 shares at $16.97 per share (cost $0)	-
ProFund VP Short Dow 30 Portfolio (Short Dow) -
112.616 shares at $17.23 per share (cost $4,204)	1,940
Ultra ProFunds VP (ProFunds):
ProFund VP UltraMid-Cap Portfolio (UltraMid) -
537.441 shares at $41.58 per share (cost $21,286)	22,347

The accompanying notes are an integral part of these financial statements.

FS-7

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2025

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Ultra ProFunds VP (ProFunds), continued:
ProFund VP UltraNasdaq-100 Portfolio (UltraOTC) -
55,830.379 shares at $50.99 per share (cost $1,920,119)	$2,846,791
ProFund VP UltraSmall-Cap Portfolio (UltraSmall) -
1,404.552 shares at $16.94 per share (cost $23,109)	23,793
ProFund VP UltraBull Portfolio (UltraBull) -
5,016.376 shares at $45.50 per share (cost $169,807)	228,245
Non-Equity ProFunds VP (ProFunds):
ProFund VP U.S. Government Plus Portfolio (U.S. Gov. Plus) -
1,096.827 shares at $10.53 per share (cost $14,920)	11,550
ProFund VP Rising Rates Opportunity Portfolio (Opportunity) -
0.000 shares at $26.22 per share (cost $0)	-
Sector ProFunds VP (ProFunds):
ProFund VP Energy Portfolio (Oil & Gas) -
2,014.529 shares at $36.75 per share (cost $79,420)	74,034
ProFund VP Precious Metals Portfolio (Precious Metals) -
1,871.042 shares at $64.19 per share (cost $58,898)	120,102
ProFund VP Real Estate Portfolio (Real Estate) -
1,849.040 shares at $46.38 per share (cost $95,124)	85,758
ProFund Access VP High Yield (ProFunds):
ProFund Access VP High Yield Portfolio (High Yield) -
0.000 shares at $25.85 per share (cost $0)	-
ProFund VP Government Money Market (ProFunds):
ProFund VP Government Money Market Portfolio (Money Market) -
24,456.430 shares at $1.00 per share (cost $24,456)	24,456
PIMCO Variable Insurance Trust (Pimco):
PIMCO CommodityRealReturn(R) Strategy Portfolio, Administrative Class (Commodity) -
447,967.947 shares at $6.29 per share (cost $3,290,851)	2,817,718
PIMCO Total Return Portfolio, Administrative Class (Total Return) -
1,126,631.458 shares at $9.45 per share (cost $11,392,109)	10,646,667
PIMCO Low Duration Portfolio, Administrative Class (Low Duration) -
1,012.607 shares at $9.78 per share (cost $10,291)	9,903
Lincoln Variable Insurance Products Trust (Lincoln):
LVIP American Century Mid Cap Value Fund Portfolio, Standard Class II
(Mid Cap Value II) -
119,162.848 shares at $19.35 per share (cost $2,293,672)	2,305,682
LVIP American Century International Fund Portfolio, Standard Class II (International II) -
16,677.318 shares at $12.25 per share (cost $180,764)	204,214

The accompanying notes are an integral part of these financial statements.

FS-8

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2025

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Lincoln Variable Insurance Products Trust (Lincoln), continued:
LVIP American Century Inflation Protection Fund Portfolio, Standard Class II
(Inflation II) -
172,138.482 shares at $9.03 per share (cost $1,593,382)	$1,553,894
American Funds Insurance Series(R) (American Funds):
American Funds(R) IS Growth-Income Fund Portfolio, Class 1 (IS Growth-Inc) -
21,299.941 shares at $67.73 per share (cost $1,278,460)	1,442,645
American Funds(R) IS Growth Fund Portfolio, Class 1 (IS Growth) -
21,094.994 shares at $141.06 per share (cost $2,531,673)	2,975,660
American Funds(R) IS Washington Mutual Investors Fund Portfolio, Class 1 (Blue Chip) -
86,611.327 shares at $18.18 per share (cost $1,416,179)	1,574,594
American Funds(R) IS International Fund Portfolio, Class 1 (IS International) -
22,841.212 shares at $22.33 per share (cost $447,056)	510,044
American Funds(R) IS New World Fund Portfolio, Class 1 (IS New World) -
42,429.542 shares at $32.47 per share (cost $1,213,387)	1,377,687
Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Templeton Global Bond VIP Fund Portfolio, Class 2 (Global Inc.) -
247,434.625 shares at $13.17 per share (cost $3,830,460)	3,258,714
MFS(R) Variable Insurance Trust (MFS):
MFS(R) Utilities Series Portfolio, Initial Class (Utilities IC) -
45,151.806 shares at $37.73 per share (cost $1,523,349)	1,703,578
MFS(R) Mid Cap Growth Series Portfolio, Initial Class (Mid Cap) -
136,185.829 shares at $7.98 per share (cost $1,278,160)	1,086,763
MFS(R) Variable Insurance Trust II (MFS):
MFS(R) Research International Portfolio, Initial Class (Research) -
143,459.026 shares at $20.61 per share (cost $2,319,105)	2,956,691
Calvert Variable Trust, Inc. (Summit):
CVT S&P 500 Index Portfolio (S&P 500) -
27,668.550 shares at $213.87 per share (cost $4,741,643)	5,917,473
CVT EAFE International Index Portfolio, Class I (EAFE Intl.) -
15,503.379 shares at $122.51 per share (cost $1,547,857)	1,899,319
CVT S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
4,211.765 shares at $127.43 per share (cost $453,827)	536,705
CVT Volatility Managed Growth Portfolio, Class F (Growth) -
312,519.878 shares at $19.49 per share (cost $5,642,131)	6,091,012
CVT Volatility Managed Moderate Growth Portfolio, Class F (Mod. Growth) -
274,019.846 shares at $19.46 per share (cost $4,669,952)	5,332,426
CVT Volatility Managed Moderate Portfolio, Class F (Moderate) -
478,848.106 shares at $17.22 per share (cost $7,943,735)	8,245,764
CVT Russell 2000 Small Cap Index Portfolio, Class I (Russell Small Cap) -
67,373.218 shares at $90.62 per share (cost $5,620,677)	6,105,361

The accompanying notes are an integral part of these financial statements.

FS-9

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2025

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

T. Rowe Price Equity Series, Inc. (T. Rowe):
T. Rowe Price Blue Chip Growth Portfolio (Blue Chip) -
283,682.992 shares at $65.33 per share (cost $12,119,868)	$18,533,010
Morgan Stanley Variable Insurance Fund, Inc. (Morgan Stanley):
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
631,366.719 shares at $17.57 per share (cost $9,284,748)	11,093,113
DFA Investment Dimensions Group Inc. (DFA):
VA Global Bond Portfolio (Bond) -
1,632,907.548 shares at $9.75 per share (cost $16,665,870)	15,920,849
VA International Small Portfolio (Small) -
977,989.188 shares at $14.78 per share (cost $12,074,525)	14,454,680
VA International Value Portfolio (Value) -
1,534,900.538 shares at $18.53 per share (cost $19,459,532)	28,441,707
VA Short-Term Fixed Portfolio (Fixed) -
1,544,008.164 shares at $10.07 per share (cost $15,756,013)	15,548,162
VA U.S. Large Value Portfolio (Large) -
756,123.229 shares at $34.91 per share (cost $21,683,148)	26,396,262
VA U.S. Targeted Value Portfolio (Targeted) -
1,031,403.324 shares at $22.28 per share (cost $21,307,927)	22,979,666
VA Global Moderate Allocation Portfolio (Global) -
882,909.795 shares at $18.12 per share (cost $12,926,409)	15,998,325
VA Equity Allocation Portfolio (Equity) -
249,544.425 shares at $18.44 per share (cost $3,752,908)	4,601,599

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$887,818,024

The accompanying notes are an integral part of these financial statements.

FS-10

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Calvert

	Balanced

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$18,337
Mortality and expense risk charge	(6,148)
Net investment income(loss)	12,189

Realized gain(loss) on investments:
Net realized gain distributions	60,148
Net realized gain(loss) on sale of fund shares	10,366
Net realized gain(loss)	70,514

Change in unrealized appreciation/depreciation	34,328

Net increase(decrease) in net assets resulting
from operations	$117,031

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$12,189	$13,120
Net realized gain(loss)	70,514	37,180
Net change in unrealized appreciation/depreciation	34,328	136,089
Net increase(decrease) in net assets resulting
from operations	117,031	186,389

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,200	1,200
Subaccounts transfers (including fixed account), net	(32,034)	18,807
Transfers for policyowner benefits and terminations	(14,789)	(92,102)
Policyowner maintenance charges	(131)	(183)
Net increase(decrease) from policyowner transactions	(45,754)	(72,278)

Total increase(decrease) in net assets	71,277	114,111
Net assets at beginning of period	1,110,313	996,202
Net assets at end of period	$1,181,590	$1,110,313

The accompanying notes are an integral part of these financial statements.

FS-11

Calvert		Scudder
				Small
Mid Cap		Small Cap		Mid Value

2025		2025		2025

$1,279		$1,924		$9,507
(2,099)		(852)		(4,698)
(820)		1,072		4,809

20,430		8,218		107,391
(219)		(641)		(4,185)
20,211		7,577		103,206

(16,188)		8,052		41,376

$3,203		$16,701		$149,391

Mid Cap		Small Cap		Small Mid Value

2025	2024	2025	2024	2025	2024

$(820)	$(1,759)	$1,072	$896	$4,809	$9,484
20,211	481	7,577	1,159	103,206	107,793
(16,188)	33,640	8,052	12,776	41,376	(32,250)

3,203	32,362	16,701	14,831	149,391	85,027

-	-	-	-	8,878	22,382
(27)	(28,155)	(23)	-	(136,727)	(608,082)
(19,002)	(6,503)	(4,028)	(18,987)	(67,764)	(177,265)
(48)	(52)	(27)	(28)	(55)	(64)
(19,077)	(34,710)	(4,078)	(19,015)	(195,668)	(763,029)

(15,874)	(2,348)	12,623	(4,184)	(46,277)	(678,002)
361,991	364,339	142,383	146,567	995,314	1,673,316
$346,117	$361,991	$155,006	$142,383	$949,037	$995,314

FS-12

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Scudder

	Thematic

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$6,653
Mortality and expense risk charge	(3,442)
Net investment income(loss)	3,211

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	14,419
Net realized gain(loss)	14,419

Change in unrealized appreciation/depreciation	99,595

Net increase(decrease) in net assets resulting
from operations	$117,225

	Thematic

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$3,211	$5,451
Net realized gain(loss)	14,419	7,395
Net change in unrealized appreciation/depreciation	99,595	51,730
Net increase(decrease) in net assets resulting
from operations	117,225	64,576

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	125	136
Subaccounts transfers (including fixed account), net	(9,820)	(32,155)
Transfers for policyowner benefits and terminations	(86,370)	(63,403)
Policyowner maintenance charges	(14)	(22)
Net increase(decrease) from policyowner transactions	(96,079)	(95,444)

Total increase(decrease) in net assets	21,146	(30,868)
Net assets at beginning of period	681,746	712,614
Net assets at end of period	$702,892	$681,746

The accompanying notes are an integral part of these financial statements.

FS-13

Scudder		Fidelity
				Inv. Grade
Growth		Overseas IC		Bond IC

2025		2025		2025

$272		$50,635		$802,909
(2,765)		(17,031)		(124,664)
(2,493)		33,604		678,245

63,496		281,198		-
10,038		143,992		(313,011)
73,534		425,190		(313,011)

(10,017)		78,659		1,076,277

$61,024		$537,453		$1,441,511

Growth		Overseas IC		Inv. Grade Bond IC

2025	2024	2025	2024	2025	2024

$(2,493)	$(1,781)	$33,604	$31,953	$678,245	$652,430
73,534	101,154	425,190	425,378	(313,011)	(325,002)
(10,017)	54,536	78,659	(274,954)	1,076,277	(91,697)

61,024	153,909	537,453	182,377	1,441,511	235,731

625	1,456	9,136	2,040	597,832	435,573
(19,035)	(268,459)	(58,191)	(718,071)	548,325	2,014,302
(26,786)	(28,164)	(206,881)	(133,729)	(2,133,112)	(2,044,367)
(62)	(73)	(342)	(352)	(79,235)	(84,056)
(45,258)	(295,240)	(256,278)	(850,112)	(1,066,190)	321,452

15,766	(141,331)	281,175	(667,735)	375,321	557,183
569,660	710,991	2,749,577	3,417,312	22,468,305	21,911,122
$585,426	$569,660	$3,030,752	$2,749,577	$22,843,626	$22,468,305

FS-14

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Equity Income
	IC

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$65,822
Mortality and expense risk charge	(20,458)
Net investment income(loss)	45,364

Realized gain(loss) on investments:
Net realized gain distributions	202,529
Net realized gain(loss) on sale of fund shares	45,085
Net realized gain(loss)	247,614

Change in unrealized appreciation/depreciation	316,272

Net increase(decrease) in net assets resulting
from operations	$609,250

	Equity Income IC

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$45,364	$40,355
Net realized gain(loss)	247,614	264,777
Net change in unrealized appreciation/depreciation	316,272	142,618
Net increase(decrease) in net assets resulting
from operations	609,250	447,750

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	6,054	13,360
Subaccounts transfers (including fixed account), net	(17,886)	189,852
Transfers for policyowner benefits and terminations	(156,996)	(381,217)
Policyowner maintenance charges	(284)	(337)
Net increase(decrease) from policyowner transactions	(169,112)	(178,342)

Total increase(decrease) in net assets	440,138	269,408
Net assets at beginning of period	3,419,850	3,150,442
Net assets at end of period	$3,859,988	$3,419,850

The accompanying notes are an integral part of these financial statements.

FS-15

Fidelity
Growth		High Income		High Income
IC		IC		SC

2025		2025		2025

$19,225		$126,691		$7,199
(37,599)		(9,460)		(485)
(18,374)		117,231		6,714

853,535		-		-
75,056		(21,167)		(537)
928,591		(21,167)		(537)

(25,252)		84,227		642

$884,965		$180,291		$6,819

Growth IC		High Income IC		High Income SC

2025	2024	2025	2024	2025	2024

$(18,374)	$(36,137)	$117,231	$95,115	$6,714	$1,433
928,591	1,650,886	(21,167)	(25,392)	(537)	(233)
(25,252)	(70,669)	84,227	89,991	642	959

884,965	1,544,080	180,291	159,714	6,819	2,159

4,585	70,239	8,390	28,512	-	-
(164,328)	368,367	272,871	(320,849)	112,262	-
(260,494)	(499,489)	(279,385)	(69,922)	(29,413)	(1,414)
(656)	(715)	(95)	(104)	(18)	(3)
(420,893)	(61,598)	1,781	(362,363)	82,831	(1,417)

464,072	1,482,482	182,072	(202,649)	89,650	742
6,513,649	5,031,167	1,781,571	1,984,220	28,315	27,573
$6,977,721	$6,513,649	$1,963,643	$1,781,571	$117,965	$28,315

FS-16

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Contrafund
	IC

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$38,385
Mortality and expense risk charge	(155,747)
Net investment income(loss)	(117,362)

Realized gain(loss) on investments:
Net realized gain distributions	4,399,407
Net realized gain(loss) on sale of fund shares	1,406,514
Net realized gain(loss)	5,805,921

Change in unrealized appreciation/depreciation	(443,909)

Net increase(decrease) in net assets resulting
from operations	$5,244,650

	Contrafund IC

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(117,362)	$(96,154)
Net realized gain(loss)	5,805,921	4,056,026
Net change in unrealized appreciation/depreciation	(443,909)	2,981,013
Net increase(decrease) in net assets resulting
from operations	5,244,650	6,940,885

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	275,234	107,777
Subaccounts transfers (including fixed account), net	(496,687)	433,505
Transfers for policyowner benefits and terminations	(2,783,274)	(1,749,028)
Policyowner maintenance charges	(1,217)	(1,259)
Net increase(decrease) from policyowner transactions	(3,005,944)	(1,209,005)

Total increase(decrease) in net assets	2,238,706	5,731,880
Net assets at beginning of period	26,903,854	21,171,974
Net assets at end of period	$29,142,560	$26,903,854

The accompanying notes are an integral part of these financial statements.

FS-17

Fidelity
Contrafund		Mid Cap		Mid Cap
SC		IC		SC

2025		2025		2025

$469		$38,004		$845
(5,401)		(50,598)		(1,352)
(4,932)		(12,594)		(507)

148,388		1,005,093		26,082
11,635		(26,490)		243
160,023		978,603		26,325

16,878		(76,172)		(1,607)

$171,969		$889,837		$24,211

Contrafund SC		Mid Cap IC		Mid Cap SC

2025	2024	2025	2024	2025	2024

$(4,932)	$(3,475)	$(12,594)	$(1,929)	$(507)	$(281)
160,023	110,098	978,603	1,346,818	26,325	29,682
16,878	67,286	(76,172)	1,174	(1,607)	3,375

171,969	173,909	889,837	1,346,063	24,211	32,776

-	-	152,661	41,311	-	-
(2,510)	197,271	(374,113)	827,171	-	26
(33,016)	(34,741)	(749,529)	(676,154)	(5,091)	(7,827)
(175)	(165)	(505)	(621)	(37)	(38)
(35,701)	162,365	(971,486)	191,707	(5,128)	(7,839)

136,268	336,274	(81,649)	1,537,770	19,083	24,937
849,447	513,173	9,329,652	7,791,882	225,053	200,116
$985,715	$849,447	$9,248,003	$9,329,652	$244,136	$225,053

FS-18

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Strategic

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$471,961
Mortality and expense risk charge	(65,796)
Net investment income(loss)	406,165

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(30,104)
Net realized gain(loss)	(30,104)

Change in unrealized appreciation/depreciation	590,925

Net increase(decrease) in net assets resulting
from operations	$966,986

	Strategic

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$406,165	$374,821
Net realized gain(loss)	(30,104)	(69,246)
Net change in unrealized appreciation/depreciation	590,925	298,920
Net increase(decrease) in net assets resulting
from operations	966,986	604,495

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	198,573	300,649
Subaccounts transfers (including fixed account), net	413,420	1,308,546
Transfers for policyowner benefits and terminations	(991,290)	(1,062,756)
Policyowner maintenance charges	(35,275)	(37,788)
Net increase(decrease) from policyowner transactions	(414,572)	508,651

Total increase(decrease) in net assets	552,414	1,113,146
Net assets at beginning of period	12,032,775	10,919,629
Net assets at end of period	$12,585,189	$12,032,775

The accompanying notes are an integral part of these financial statements.

FS-19

Fidelity		AIM

Money Market		Dividend		Health

2025		2025		2025

$1,332,416		$1,487		$-
(179,048)		(582)		(219)
1,153,368		905		(219)

-		7,110		834
-		1,370		(287)
-		8,480		547

-		3,746		2,567

$1,153,368		$13,131		$2,895

Money Market		Dividend		Health

2025	2024	2025	2024	2025	2024

$1,153,368	$1,300,981	$905	$1,284	$(219)	$(323)
-	-	8,480	4,273	547	67
-	-	3,746	6,227	2,567	1,154

1,153,368	1,300,981	13,131	11,784	2,895	898

1,225,028	3,291,335	-	-	-	-
16,254,784	14,117,719	(698)	51	(10,795)	12,250
(17,454,109)	(24,046,575)	(18,367)	(10,794)	(22,466)	(1,239)
(1,687)	(1,820)	(12)	(16)	(21)	(17)
24,016	(6,639,341)	(19,077)	(10,759)	(33,282)	10,994

1,177,384	(5,338,360)	(5,946)	1,025	(30,387)	11,892
27,650,136	32,988,496	102,361	101,336	52,074	40,182
$28,827,520	$27,650,136	$96,415	$102,361	$21,687	$52,074

FS-20

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Technology

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(150)
Net investment income(loss)	(150)

Realized gain(loss) on investments:
Net realized gain distributions	169
Net realized gain(loss) on sale of fund shares	13,351
Net realized gain(loss)	13,520

Change in unrealized appreciation/depreciation	(9,921)

Net increase(decrease) in net assets resulting
from operations	$3,449

	Technology

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(150)	$(719)
Net realized gain(loss)	13,520	48,730
Net change in unrealized appreciation/depreciation	(9,921)	(8,990)
Net increase(decrease) in net assets resulting
from operations	3,449	39,021

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(38,817)	(146,195)
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	(26)	(60)
Net increase(decrease) from policyowner transactions	(38,843)	(146,255)

Total increase(decrease) in net assets	(35,394)	(107,234)
Net assets at beginning of period	37,006	144,240
Net assets at end of period	$1,612	$37,006

The accompanying notes are an integral part of these financial statements.

FS-21

AIM				Janus

Intl. Growth		Franchise		Growth

2025		2025		2025

$9,302		$-		$-
(3,625)		(732)		(592)
5,677		(732)		(592)

41,288		13,315		7,494
1,390		15,543		845
42,678		28,858		8,339

48,255		(22,716)		8,669

$96,610		$5,410		$16,416

Intl. Growth		Franchise		Growth

2025	2024	2025	2024	2025	2024

$5,677	$9,629	$(732)	$(741)	$(592)	$(477)
42,678	3,911	28,858	2,437	8,339	2,605
48,255	(8,285)	(22,716)	38,833	8,669	21,700

96,610	5,255	5,410	40,529	16,416	23,828

19,288	21,025	-	-	-	-
125,633	(142,050)	(25,572)	3,178	(35)	-
(39,177)	(62,033)	(2,137)	(2,456)	(994)	-
(158)	(165)	-	-	(36)	(35)
105,586	(183,223)	(27,709)	722	(1,065)	(35)

202,196	(177,968)	(22,299)	41,251	15,351	23,793
590,166	768,134	159,314	118,063	92,883	69,090
$792,362	$590,166	$137,015	$159,314	$108,234	$92,883

FS-22

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Neuberger Berman

	Mid-Cap

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(1,261)
Net investment income(loss)	(1,261)

Realized gain(loss) on investments:
Net realized gain distributions	27,404
Net realized gain(loss) on sale of fund shares	271
Net realized gain(loss)	27,675

Change in unrealized appreciation/depreciation	(16,758)

Net increase(decrease) in net assets resulting
from operations	$9,656

	Mid-Cap

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(1,261)	$(1,119)
Net realized gain(loss)	27,675	10,585
Net change in unrealized appreciation/depreciation	(16,758)	28,373
Net increase(decrease) in net assets resulting
from operations	9,656	37,839

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(6)	-
Transfers for policyowner benefits and terminations	(141)	-
Policyowner maintenance charges	(157)	(154)
Net increase(decrease) from policyowner transactions	(304)	(154)

Total increase(decrease) in net assets	9,352	37,685
Net assets at beginning of period	200,332	162,647
Net assets at end of period	$209,684	$200,332

The accompanying notes are an integral part of these financial statements.

FS-23

Neuberger Berman

Bond		Equity		Regency

2025		2025		2025

$2		$-		$2,019
-		(2,945)		(2,089)
2		(2,945)		(70)

-		33,137		47,376
(2)		26,353		(2,934)
(2)		59,490		44,442

2		15,536		2,556

$2		$72,081		$46,928

Bond		Equity		Regency

2025	2024	2025	2024	2025	2024

$2	$2	$(2,945)	$(3,162)	$(70)	$1,034
(2)	-	59,490	247,528	44,442	10,683
2	1	15,536	(20,063)	2,556	24,567

2	3	72,081	224,303	46,928	36,284

-	-	37,496	40,910	240	240
-	-	(68,214)	(497,862)	(2,232)	(6,000)
(41)	-	(18,971)	(212,055)	(30,804)	(43,576)
(4)	(4)	(199)	(212)	(70)	(89)
(45)	(4)	(49,888)	(669,219)	(32,866)	(49,425)

(43)	(1)	22,193	(444,916)	14,062	(13,141)
43	44	556,082	1,000,998	436,880	450,021
$-	$43	$578,275	$556,082	$450,942	$436,880

FS-24

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Rydex

	Nova

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(7,461)
Net investment income(loss)	(7,461)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	564,402
Net realized gain(loss)	564,402

Change in unrealized appreciation/depreciation	(193,146)

Net increase(decrease) in net assets resulting
from operations	$363,795

	Nova

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(7,461)	$(7,778)
Net realized gain(loss)	564,402	143,690
Net change in unrealized appreciation/depreciation	(193,146)	233,197
Net increase(decrease) in net assets resulting
from operations	363,795	369,109

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	3,960	3,960
Subaccounts transfers (including fixed account), net	(774,177)	(100,451)
Transfers for policyowner benefits and terminations	(4,116)	(33,975)
Policyowner maintenance charges	(333)	(388)
Net increase(decrease) from policyowner transactions	(774,666)	(130,854)

Total increase(decrease) in net assets	(410,871)	238,255
Net assets at beginning of period	1,453,504	1,215,249
Net assets at end of period	$1,042,633	$1,453,504

The accompanying notes are an integral part of these financial statements.

FS-25

Rydex
		Precious		Inv.
NASDAQ		Metals		S&P 500

2025		2025		2025

$1,022		$79,542		$5,409
(17,478)		(19,293)		(324)
(16,456)		60,249		5,085

185,897		-		-
139,524		800,329		(4,798)
325,421		800,329		(4,798)

250,930		2,295,192		(11,952)

$559,895		$3,155,770		$(11,665)

NASDAQ		Precious Metals		Inv. S&P 500

2025	2024	2025	2024	2025	2024

$(16,456)	$(11,549)	$60,249	$19,167	$5,085	$3,669
325,421	438,406	800,329	361,402	(4,798)	(24,484)
250,930	305,473	2,295,192	(121,169)	(11,952)	12,870

559,895	732,330	3,155,770	259,400	(11,665)	(7,945)

40,180	153,794	2,728	8,507	83	78
(245,844)	(399,125)	406,483	(68,323)	52,210	(146)
(117,594)	(489,581)	(279,066)	(359,566)	(12,387)	(71,177)
(484)	(560)	(484)	(662)	(111)	(165)
(323,742)	(735,472)	129,661	(420,044)	39,795	(71,410)

236,153	(3,142)	3,285,431	(160,644)	28,130	(79,355)
3,366,105	3,369,247	1,898,922	2,059,566	27,043	106,398
$3,602,258	$3,366,105	$5,184,353	$1,898,922	$55,173	$27,043

FS-26

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Rydex
	Gov. Long
	Bond

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$7,423
Mortality and expense risk charge	(1,252)
Net investment income(loss)	6,171

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(48,656)
Net realized gain(loss)	(48,656)

Change in unrealized appreciation/depreciation	50,779

Net increase(decrease) in net assets resulting
from operations	$8,294

	Gov. Long Bond

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$6,171	$10,469
Net realized gain(loss)	(48,656)	(315,696)
Net change in unrealized appreciation/depreciation	50,779	243,077
Net increase(decrease) in net assets resulting
from operations	8,294	(62,150)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	420	14,996
Subaccounts transfers (including fixed account), net	(97,651)	(387,168)
Transfers for policyowner benefits and terminations	(2,867)	(4,126)
Policyowner maintenance charges	(57)	(45)
Net increase(decrease) from policyowner transactions	(100,155)	(376,343)

Total increase(decrease) in net assets	(91,861)	(438,493)
Net assets at beginning of period	298,375	736,868
Net assets at end of period	$206,514	$298,375

The accompanying notes are an integral part of these financial statements.

FS-27

Rydex
Inverse		Inv. Long
NASDAQ		Bond		Russell

2025		2025		2025

$5,183		$7,880		$9,440
(554)		(627)		(3,106)
4,629		7,253		6,334

-		-		-
(26,738)		1,538		(3,996)
(26,738)		1,538		(3,996)

(2,385)		(7,342)		51,538

$(24,494)		$1,449		$53,876

Inverse NASDAQ		Inv. Long Bond		Russell

2025	2024	2025	2024	2025	2024

$4,629	$8,120	$7,253	$7,641	$6,334	$2,246
(26,738)	(33,093)	1,538	13,879	(3,996)	(4,640)
(2,385)	8,251	(7,342)	3,139	51,538	32,008

(24,494)	(16,722)	1,449	24,659	53,876	29,614

25,587	-	-	-	22,528	24,230
30,939	(68,564)	1,014	(11,512)	(130,370)	198,224
(3,945)	(32,998)	(326)	(114,450)	(32,039)	(65,245)
(121)	(160)	(3)	(15)	(114)	(142)
52,460	(101,722)	685	(125,977)	(139,995)	157,067

27,966	(118,444)	2,134	(101,318)	(86,119)	186,681
22,888	141,332	109,833	211,151	665,437	478,756
$50,854	$22,888	$111,967	$109,833	$579,318	$665,437

FS-28

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Third Avenue

	Value

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$63,234
Mortality and expense risk charge	(16,273)
Net investment income(loss)	46,961

Realized gain(loss) on investments:
Net realized gain distributions	205,275
Net realized gain(loss) on sale of fund shares	42,316
Net realized gain(loss)	247,591

Change in unrealized appreciation/depreciation	524,139

Net increase(decrease) in net assets resulting
from operations	$818,691

	Value

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$46,961	$50,899
Net realized gain(loss)	247,591	255,572
Net change in unrealized appreciation/depreciation	524,139	(382,568)
Net increase(decrease) in net assets resulting
from operations	818,691	(76,097)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	11,640	17,685
Subaccounts transfers (including fixed account), net	269,259	36,946
Transfers for policyowner benefits and terminations	(64,038)	(61,331)
Policyowner maintenance charges	(294)	(317)
Net increase(decrease) from policyowner transactions	216,567	(7,017)

Total increase(decrease) in net assets	1,035,258	(83,114)
Net assets at beginning of period	2,273,499	2,356,613
Net assets at end of period	$3,308,757	$2,273,499

The accompanying notes are an integral part of these financial statements.

FS-29

Vanguard

Equity Index		Total Bond		REIT Index

2025		2025		2025

$1,033,804		$2,929,937		$527,374
(452,336)		(411,990)		(104,586)
581,468		2,517,947		422,788

1,991,956		-		337,680
5,555,289		(798,077)		(84,931)
7,547,245		(798,077)		252,749

3,051,631		3,578,438		(177,531)

$11,180,344		$5,298,308		$498,006

Equity Index		Total Bond		REIT Index

2025	2024	2025	2024	2025	2024

$581,468	$697,665	$2,517,947	$1,912,386	$422,788	$557,483
7,547,245	5,976,052	(798,077)	(939,703)	252,749	426,670
3,051,631	12,226,205	3,578,438	(350,324)	(177,531)	(48,403)

11,180,344	18,899,922	5,298,308	622,359	498,006	935,750

772,425	2,273,475	882,230	4,345,481	72,426	128,681
(6,236,141)	(5,094,364)	2,477,665	9,675,434	172,968	(1,913,671)
(6,233,166)	(4,958,388)	(8,104,886)	(8,910,788)	(1,453,575)	(1,590,006)
(98,781)	(106,527)	(84,546)	(89,670)	(38,247)	(41,443)
(11,795,663)	(7,885,804)	(4,829,537)	5,020,457	(1,246,428)	(3,416,439)

(615,319)	11,014,118	468,771	5,642,816	(748,422)	(2,480,689)
92,859,232	81,845,114	85,004,582	79,361,766	19,658,218	22,138,907
$92,243,913	$92,859,232	$85,473,353	$85,004,582	$18,909,796	$19,658,218

FS-30

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	Mid-Cap

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$430,008
Mortality and expense risk charge	(181,724)
Net investment income(loss)	248,284

Realized gain(loss) on investments:
Net realized gain distributions	1,713,100
Net realized gain(loss) on sale of fund shares	1,101,805
Net realized gain(loss)	2,814,905

Change in unrealized appreciation/depreciation	489,128

Net increase(decrease) in net assets resulting
from operations	$3,552,317

	Mid-Cap

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$248,284	$299,640
Net realized gain(loss)	2,814,905	1,154,100
Net change in unrealized appreciation/depreciation	489,128	3,125,228
Net increase(decrease) in net assets resulting
from operations	3,552,317	4,578,968

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	440,122	724,875
Subaccounts transfers (including fixed account), net	(1,088,319)	(2,376,938)
Transfers for policyowner benefits and terminations	(4,377,078)	(2,095,565)
Policyowner maintenance charges	(26,868)	(29,200)
Net increase(decrease) from policyowner transactions	(5,052,143)	(3,776,828)

Total increase(decrease) in net assets	(1,499,826)	802,140
Net assets at beginning of period	34,027,072	33,224,932
Net assets at end of period	$32,527,246	$34,027,072

The accompanying notes are an integral part of these financial statements.

FS-31

Vanguard
Stock Market
Index		Conservative		Moderate

2025		2025		2025

$664,491		$194,075		$160,804
(292,821)		(37,105)		(30,646)
371,670		156,970		130,158

3,102,000		227,345		270,137
2,123,700		12,563		64,976
5,225,700		239,908		335,113

3,041,897		465,056		504,527

$8,639,267		$861,934		$969,798

Stock Market Index		Conservative		Moderate

2025	2024	2025	2024	2025	2024

$371,670	$392,959	$156,970	$168,640	$130,158	$132,471
5,225,700	5,739,389	239,908	135,240	335,113	219,280
3,041,897	4,994,629	465,056	197,204	504,527	317,437

8,639,267	11,126,977	861,934	501,084	969,798	669,188

1,100,849	2,105,185	1,069,033	25,480	113,913	117,302
(1,143,280)	(5,263,166)	45,849	(262,696)	(28,015)	(181,183)
(5,863,237)	(1,637,115)	(491,213)	(542,042)	(634,195)	(761,546)
(1,065)	(1,176)	(245)	(342)	(244)	(281)
(5,906,733)	(4,796,272)	623,424	(779,600)	(548,541)	(825,708)

2,732,534	6,330,705	1,485,358	(278,516)	421,257	(156,520)
55,448,267	49,117,562	7,115,870	7,394,386	6,654,577	6,811,097
$58,180,801	$55,448,267	$8,601,228	$7,115,870	$7,075,834	$6,654,577

FS-32

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	Short-Term

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,053,531
Mortality and expense risk charge	(120,554)
Net investment income(loss)	932,977

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(26,616)
Net realized gain(loss)	(26,616)

Change in unrealized appreciation/depreciation	652,497

Net increase(decrease) in net assets resulting
from operations	$1,558,858

	Short-Term

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$932,977	$747,590
Net realized gain(loss)	(26,616)	(102,542)
Net change in unrealized appreciation/depreciation	652,497	401,535
Net increase(decrease) in net assets resulting
from operations	1,558,858	1,046,583

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	559,345	2,475,841
Subaccounts transfers (including fixed account), net	(563,000)	1,022,971
Transfers for policyowner benefits and terminations	(3,276,632)	(1,781,429)
Policyowner maintenance charges	(454)	(540)
Net increase(decrease) from policyowner transactions	(3,280,741)	1,716,843

Total increase(decrease) in net assets	(1,721,883)	2,763,426
Net assets at beginning of period	26,107,761	23,344,335
Net assets at end of period	$24,385,878	$26,107,761

The accompanying notes are an integral part of these financial statements.

FS-33

Vanguard
International		Global		Equity
Stock		Bond		Income

2025		2025		2025

$306,980		$54,351		$523,905
(51,775)		(8,685)		(110,849)
255,205		45,666		413,056

187,138		3,313		1,592,557
115,709		(61,639)		222,032
302,847		(58,326)		1,814,589

2,486,051		104,285		926,792

$3,044,103		$91,625		$3,154,437

International Stock		Global Bond		Equity Income

2025	2024	2025	2024	2025	2024

$255,205	$228,838	$45,666	$48,655	$413,056	$532,240
302,847	65,696	(58,326)	(33,890)	1,814,589	1,832,089
2,486,051	75,870	104,285	16,332	926,792	502,461

3,044,103	370,404	91,625	31,097	3,154,437	2,866,790

751,223	925,595	6,669	71,675	544,485	639,422
(300,656)	536,763	90,579	55,259	(34,123)	(3,377,495)
(460,271)	(630,710)	(427,838)	(208,730)	(2,049,776)	(1,694,637)
(271)	(265)	(40)	(37)	(882)	(990)
(9,975)	831,383	(330,630)	(81,833)	(1,540,296)	(4,433,700)

3,034,128	1,201,787	(239,005)	(50,736)	1,614,141	(1,566,910)
9,766,363	8,564,576	2,041,534	2,092,270	20,689,200	22,256,110
$12,800,491	$9,766,363	$1,802,529	$2,041,534	$22,303,341	$20,689,200

FS-34

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard
	High Yield
	Bond

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$805,277
Mortality and expense risk charge	(68,579)
Net investment income(loss)	736,698

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(132,756)
Net realized gain(loss)	(132,756)

Change in unrealized appreciation/depreciation	474,134

Net increase(decrease) in net assets resulting
from operations	$1,078,076

	High Yield Bond

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$736,698	$650,220
Net realized gain(loss)	(132,756)	(49,119)
Net change in unrealized appreciation/depreciation	474,134	123,750
Net increase(decrease) in net assets resulting
from operations	1,078,076	724,851

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	124,911	177,832
Subaccounts transfers (including fixed account), net	878,100	598,423
Transfers for policyowner benefits and terminations	(1,077,995)	(1,084,095)
Policyowner maintenance charges	(23,599)	(25,476)
Net increase(decrease) from policyowner transactions	(98,583)	(333,316)

Total increase(decrease) in net assets	979,493	391,535
Net assets at beginning of period	12,763,580	12,372,045
Net assets at end of period	$13,743,073	$12,763,580

The accompanying notes are an integral part of these financial statements.

FS-35

Vanguard

Growth		Balanced		International

2025		2025		2025

$55,977		$546,689		$295,142
(145,523)		(139,189)		(180,701)
(89,546)		407,500		114,441

1,514,967		2,341,629		1,989,191
931,459		236,524		(445,507)
2,446,426		2,578,153		1,543,684

1,687,372		847,679		3,837,991

$4,044,252		$3,833,332		$5,496,116

Growth		Balanced		International

2025	2024	2025	2024	2025	2024

$(89,546)	$(72,103)	$407,500	$407,905	$114,441	$242,395
2,446,426	1,050,315	2,578,153	1,400,180	1,543,684	997,421
1,687,372	6,231,588	847,679	1,382,794	3,837,991	1,667,853

4,044,252	7,209,800	3,833,332	3,190,879	5,496,116	2,907,669

114,812	862,379	62,865	1,815,285	417,106	1,182,703
(1,251,378)	(1,189,914)	(1,872,039)	(1,329,655)	(577,338)	(2,571,110)
(1,749,507)	(2,069,804)	(1,275,654)	(1,646,413)	(3,090,568)	(2,183,820)
(1,008)	(1,082)	(724)	(781)	(1,268)	(1,432)
(2,887,081)	(2,398,421)	(3,085,552)	(1,161,564)	(3,252,068)	(3,573,659)

1,157,171	4,811,379	747,780	2,029,315	2,244,048	(665,990)
26,991,063	22,179,684	25,711,012	23,681,697	33,265,633	33,931,623
$28,148,234	$26,991,063	$26,458,792	$25,711,012	$35,509,681	$33,265,633

FS-36

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	Diversified

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$260,444
Mortality and expense risk charge	(95,721)
Net investment income(loss)	164,723

Realized gain(loss) on investments:
Net realized gain distributions	1,361,870
Net realized gain(loss) on sale of fund shares	290,540
Net realized gain(loss)	1,652,410

Change in unrealized appreciation/depreciation	761,386

Net increase(decrease) in net assets resulting
from operations	$2,578,519

	Diversified

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$164,723	$175,047
Net realized gain(loss)	1,652,410	1,460,213
Net change in unrealized appreciation/depreciation	761,386	687,572
Net increase(decrease) in net assets resulting
from operations	2,578,519	2,322,832

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	223,150	878,767
Subaccounts transfers (including fixed account), net	(674,661)	(479,084)
Transfers for policyowner benefits and terminations	(1,309,155)	(2,264,248)
Policyowner maintenance charges	(30,011)	(32,415)
Net increase(decrease) from policyowner transactions	(1,790,677)	(1,896,980)

Total increase(decrease) in net assets	787,842	425,852
Net assets at beginning of period	16,854,493	16,428,641
Net assets at end of period	$17,642,335	$16,854,493

The accompanying notes are an integral part of these financial statements.

FS-37

Vanguard		Allspring
Small Company
Growth		Discovery		Opportunity

2025		2025		2025

$64,431		$-		$108
(77,308)		(2,668)		(1,232)
(12,877)		(2,668)		(1,124)

915,952		3,111		21,658
(75,740)		(2,150)		34
840,212		961		21,692

(101,303)		22,137		(8,133)

$726,032		$20,430		$12,435

Small Company Growth		Discovery		Opportunity

2025	2024	2025	2024	2025	2024

$(12,877)	$(5,698)	$(2,668)	$(2,856)	$(1,124)	$(1,077)
840,212	(81,111)	961	(9,093)	21,692	19,529
(101,303)	1,638,991	22,137	85,687	(8,133)	7,258

726,032	1,552,182	20,430	73,738	12,435	25,710

58,079	14,503	-	-	-	-
(673,518)	(1,495,723)	(35,717)	-	-	-
(859,422)	(1,073,555)	-	(59,966)	-	-
(12,290)	(13,504)	(54)	(95)	(88)	(89)
(1,487,151)	(2,568,279)	(35,771)	(60,061)	(88)	(89)

(761,119)	(1,016,097)	(15,341)	13,677	12,347	25,621
14,190,446	15,206,543	463,310	449,633	204,765	179,144
$13,429,327	$14,190,446	$447,969	$463,310	$217,112	$204,765

FS-38

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	Bull

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$5,644
Mortality and expense risk charge	(12,852)
Net investment income(loss)	(7,208)

Realized gain(loss) on investments:
Net realized gain distributions	72,134
Net realized gain(loss) on sale of fund shares	2,147
Net realized gain(loss)	74,281

Change in unrealized appreciation/depreciation	131,679

Net increase(decrease) in net assets resulting
from operations	$198,752

	Bull

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(7,208)	$(2,279)
Net realized gain(loss)	74,281	62,821
Net change in unrealized appreciation/depreciation	131,679	180,490
Net increase(decrease) in net assets resulting
from operations	198,752	241,032

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	-
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	-	-

Total increase(decrease) in net assets	198,752	241,032
Net assets at beginning of period	1,367,772	1,126,740
Net assets at end of period	$1,566,524	$1,367,772

The accompanying notes are an integral part of these financial statements.

FS-39

ProFunds

Europe		Mid-Cap		NASDAQ-100

2025		2025		2025

$1,837		$-		$30
(690)		-		(69)
1,147		-		(39)

2,583		-		531
143		-		12
2,726		-		543

15,312		-		762

$19,185		$-		$1,266

Europe		Mid-Cap		NASDAQ-100

2025	2024	2025	2024	2025	2024

$1,147	$660	$-	$(3)	$(39)	$(34)
2,726	2,375	-	(170)	543	1,119
15,312	(811)	-	-	762	75

19,185	2,224	-	(173)	1,266	1,160

-	-	-	-	-	-
-	-	-	173	-	(5,520)
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	173	-	(5,520)

19,185	2,224	-	-	1,266	(4,360)
67,472	65,248	-	-	7,216	11,576
$86,657	$67,472	$-	$-	$8,482	$7,216

FS-40

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	Small-Cap

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$52
Mortality and expense risk charge	(45)
Net investment income(loss)	7

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	7
Net realized gain(loss)	7

Change in unrealized appreciation/depreciation	484

Net increase(decrease) in net assets resulting
from operations	$498

	Small-Cap

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$7	$21
Net realized gain(loss)	7	4
Net change in unrealized appreciation/depreciation	484	368
Net increase(decrease) in net assets resulting
from operations	498	393

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	-
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	-	-

Total increase(decrease) in net assets	498	393
Net assets at beginning of period	5,017	4,624
Net assets at end of period	$5,515	$5,017

The accompanying notes are an integral part of these financial statements.

FS-41

ProFunds
Small-Cap
Value		Classic Dow		Bear

2025		2025		2025

$-		$-		$106
-		(1)		(27)
-		(1)		79

-		-		-
-		(30)		(631)
-		(30)		(631)

-		-		19

$-		$(31)		$(533)

Small-Cap Value		Classic Dow		Bear

2025	2024	2025	2024	2025	2024

$-	$(4)	$(1)	$-	$79	$230
-	(248)	(30)	-	(631)	120
-	-	-	-	19	(790)

-	(252)	(31)	-	(533)	(440)

-	-	-	-	-	-
-	252	31	-	752	2,433
-	-	-	-	(24)	-
-	-	-	-	-	-
-	252	31	-	728	2,433

-	-	-	-	195	1,993
-	-	-	-	3,074	1,081
$-	$-	$-	$-	$3,269	$3,074

FS-42

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds
	Short
	NASDAQ

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$183
Mortality and expense risk charge	(27)
Net investment income(loss)	156

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(1,246)
Net realized gain(loss)	(1,246)

Change in unrealized appreciation/depreciation	685

Net increase(decrease) in net assets resulting
from operations	$(405)

	Short NASDAQ

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$156	$429
Net realized gain(loss)	(1,246)	(7)
Net change in unrealized appreciation/depreciation	685	(1,487)
Net increase(decrease) in net assets resulting
from operations	(405)	(1,065)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(3,123)	7,395
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	(3,123)	7,395

Total increase(decrease) in net assets	(3,528)	6,330
Net assets at beginning of period	6,330	-
Net assets at end of period	$2,802	$6,330

The accompanying notes are an integral part of these financial statements.

FS-43

ProFunds
Short Small-
Cap		Short Dow		UltraMid

2025		2025		2025

$-		$53		$239
-		(15)		(191)
-		38		48

-		-		-
-		(20)		573
-		(20)		573

-		(271)		(468)

$-		$(253)		$153

Short Small-Cap		Short Dow		UltraMid

2025	2024	2025	2024	2025	2024

$-	$-	$38	$18	$48	$(78)
-	-	(20)	(19)	573	(26)
-	-	(271)	(59)	(468)	953

-	-	(253)	(60)	153	849

-	-	-	-	-	-
-	-	1,475	-	345	3,359
-	-	-	-	-	(1,200)
-	-	-	-	-	-
-	-	1,475	-	345	2,159

-	-	1,222	(60)	498	3,008
-	-	718	778	21,849	18,841
$-	$-	$1,940	$718	$22,347	$21,849

FS-44

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	UltraOTC

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$5,608
Mortality and expense risk charge	(21,503)
Net investment income(loss)	(15,895)

Realized gain(loss) on investments:
Net realized gain distributions	246,324
Net realized gain(loss) on sale of fund shares	10,889
Net realized gain(loss)	257,213

Change in unrealized appreciation/depreciation	384,425

Net increase(decrease) in net assets resulting
from operations	$625,743

	UltraOTC

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(15,895)	$(11,698)
Net realized gain(loss)	257,213	11,261
Net change in unrealized appreciation/depreciation	384,425	639,399
Net increase(decrease) in net assets resulting
from operations	625,743	638,962

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	11,133	(14,992)
Transfers for policyowner benefits and terminations	(3,256)	(4,557)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	7,877	(19,549)

Total increase(decrease) in net assets	633,620	619,413
Net assets at beginning of period	2,213,171	1,593,758
Net assets at end of period	$2,846,791	$2,213,171

The accompanying notes are an integral part of these financial statements.

FS-45

ProFunds
				U.S. Gov.
UltraSmall		UltraBull		Plus

2025		2025		2025

$161		$1,607		$346
(149)		(1,901)		(104)
12		(294)		242

-		29,041		-
(296)		8,430		(33)
(296)		37,471		(33)

2,316		8,884		(176)

$2,032		$46,061		$33

UltraSmall		UltraBull		U.S. Gov. Plus

2025	2024	2025	2024	2025	2024

$12	$(55)	$(294)	$(468)	$242	$309
(296)	(11,904)	37,471	6,295	(33)	(213)
2,316	9,226	8,884	46,838	(176)	(1,977)

2,032	(2,733)	46,061	52,665	33	(1,881)

-	-	-	-	-	-
(5,419)	15,809	(10,150)	3,398	-	(1,509)
-	(128)	(7,244)	(786)	(26)	-
-	-	-	-	-	-
(5,419)	15,681	(17,394)	2,612	(26)	(1,509)

(3,387)	12,948	28,667	55,277	7	(3,390)
27,180	14,232	199,578	144,301	11,543	14,933
$23,793	$27,180	$228,245	$199,578	$11,550	$11,543

FS-46

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

ProFunds

Opportunity

2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	-
Net investment income(loss)	-

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$-

Opportunity

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$-	$(3)
Net realized gain(loss)	-	440
Net change in unrealized appreciation/depreciation	-	-
Net increase(decrease) in net assets resulting
from operations	-	437

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	(437)
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	-	(437)

Total increase(decrease) in net assets	-	-
Net assets at beginning of period	-	-
Net assets at end of period	$-	$-

The accompanying notes are an integral part of these financial statements.

FS-47

ProFunds
		Precious
Oil & Gas		Metals		Real Estate

2025		2025		2025

$1,603		$1,597		$1,389
(646)		(725)		(800)
957		872		589

8,947		-		-
(12)		8,409		(1,144)
8,935		8,409		(1,144)

(6,424)		63,976		245

$3,468		$73,257		$(310)

Oil & Gas		Precious Metals		Real Estate

2025	2024	2025	2024	2025	2024

$957	$875	$872	$1,147	$589	$409
8,935	6,354	8,409	919	(1,144)	(15,520)
(6,424)	(5,125)	63,976	(645)	245	17,277

3,468	2,104	73,257	1,421	(310)	2,166

-	-	-	-	-	-
-	(9,046)	(4,836)	6,102	2,081	24
-	-	(1,020)	(330)	(2,000)	-
-	-	-	-	-	-
-	(9,046)	(5,856)	5,772	81	24

3,468	(6,942)	67,401	7,193	(229)	2,190
70,566	77,508	52,701	45,508	85,987	83,797
$74,034	$70,566	$120,102	$52,701	$85,758	$85,987

FS-48

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	High Yield

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$13
Mortality and expense risk charge	(2)
Net investment income(loss)	11

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(23)
Net realized gain(loss)	(23)

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$(12)

	High Yield

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$11	$-
Net realized gain(loss)	(23)	-
Net change in unrealized appreciation/depreciation	-	-
Net increase(decrease) in net assets resulting
from operations	(12)	-

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	12	-
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	12	-

Total increase(decrease) in net assets	-	-
Net assets at beginning of period	-	-
Net assets at end of period	$-	$-

The accompanying notes are an integral part of these financial statements.

FS-49

ProFunds		Pimco

Money Market		Commodity		Total Return

2025		2025		2025

$512		$78,324		$449,529
(144)		(15,024)		(54,018)
368		63,300		395,511

-		-		-
-		(81,870)		(269,795)
-		(81,870)		(269,795)

-		463,252		754,468

$368		$444,682		$880,184

Money Market		Commodity		Total Return

2025	2024	2025	2024	2025	2024

$368	$1,275	$63,300	$43,550	$395,511	$399,206
-	-	(81,870)	(357,790)	(269,795)	(244,296)
-	-	463,252	426,201	754,468	76,086

368	1,275	444,682	111,961	880,184	230,996

-	20,000	7,420	41,050	135,077	170,936
7,603	(7,981)	87,956	90,694	(304,856)	392,874
(10,267)	(149,196)	(220,682)	(440,848)	(1,466,720)	(556,624)
-	-	(77)	(90)	(302)	(294)
(2,664)	(137,177)	(125,383)	(309,194)	(1,636,801)	6,892

(2,296)	(135,902)	319,299	(197,233)	(756,617)	237,888
26,752	162,654	2,498,419	2,695,652	11,403,284	11,165,396
$24,456	$26,752	$2,817,718	$2,498,419	$10,646,667	$11,403,284

FS-50

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Pimco

	Low Duration

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$381
Mortality and expense risk charge	(58)
Net investment income(loss)	323

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(3)
Net realized gain(loss)	(3)

Change in unrealized appreciation/depreciation	142

Net increase(decrease) in net assets resulting
from operations	$462

	Low Duration

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$323	$330
Net realized gain(loss)	(3)	(120)
Net change in unrealized appreciation/depreciation	142	144
Net increase(decrease) in net assets resulting
from operations	462	354

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	-
Transfers for policyowner benefits and terminations	-	(1,610)
Policyowner maintenance charges	(1)	(1)
Net increase(decrease) from policyowner transactions	(1)	(1,611)

Total increase(decrease) in net assets	461	(1,257)
Net assets at beginning of period	9,442	10,699
Net assets at end of period	$9,903	$9,442

The accompanying notes are an integral part of these financial statements.

FS-51

Lincoln

Mid Cap Value II		International II		Inflation II

2025		2025		2025

$44,116		$2,406		$129,145
(11,449)		(1,176)		(7,858)
32,667		1,230		121,287

182,171		-		-
3,308		1,184		3,344
185,479		1,184		3,344

(40,113)		24,407		(29,763)

$178,033		$26,821		$94,868

Mid Cap Value II		International II		Inflation II

2025	2024	2025	2024	2025	2024

$32,667	$35,851	$1,230	$361	$121,287	$49,693
185,479	61,800	1,184	2,592	3,344	3,232
(40,113)	52,125	24,407	(958)	(29,763)	(9,724)

178,033	149,776	26,821	1,995	94,868	43,201

6,088	3,213	2,110	-	52,103	10,595
117,312	2,050,571	12,404	202,073	6,498	1,620,655
(99,425)	(99,561)	(11,415)	(29,734)	(228,747)	(45,224)
(177)	(148)	(19)	(21)	(25)	(30)
23,798	1,954,075	3,080	172,318	(170,171)	1,585,996

201,831	2,103,851	29,901	174,313	(75,303)	1,629,197
2,103,851	-	174,313	-	1,629,197	-
$2,305,682	$2,103,851	$204,214	$174,313	$1,553,894	$1,629,197

FS-52

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	IS Growth-Inc

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$15,782
Mortality and expense risk charge	(6,257)
Net investment income(loss)	9,525

Realized gain(loss) on investments:
Net realized gain distributions	230,092
Net realized gain(loss) on sale of fund shares	56,762
Net realized gain(loss)	286,854

Change in unrealized appreciation/depreciation	(40,451)

Net increase(decrease) in net assets resulting
from operations	$255,928

	IS Growth-Inc

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$9,525	$9,584
Net realized gain(loss)	286,854	61,686
Net change in unrealized appreciation/depreciation	(40,451)	136,162
Net increase(decrease) in net assets resulting
from operations	255,928	207,432

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	583	480
Subaccounts transfers (including fixed account), net	64,022	233,063
Transfers for policyowner benefits and terminations	(30,555)	(78,771)
Policyowner maintenance charges	(128)	(168)
Net increase(decrease) from policyowner transactions	33,922	154,604

Total increase(decrease) in net assets	289,850	362,036
Net assets at beginning of period	1,152,795	790,759
Net assets at end of period	$1,442,645	$1,152,795

The accompanying notes are an integral part of these financial statements.

FS-53

American Funds

IS Growth		Blue Chip		IS International

2025		2025		2025

$6,910		$24,714		$7,224
(15,108)		(8,398)		(2,035)
(8,198)		16,316		5,189

224,582		104,202		-
178,345		108,639		(215)
402,927		212,841		(215)

171,410		62,687		94,933

$566,139		$291,844		$99,907

IS Growth		Blue Chip		IS International

2025	2024	2025	2024	2025	2024

$(8,198)	$4,024	$16,316	$33,503	$5,189	$4,558
402,927	193,232	212,841	24,439	(215)	(305)
171,410	230,224	62,687	73,835	94,933	(8,562)

566,139	427,480	291,844	131,777	99,907	(4,309)

81,146	1,351	47,201	47,056	7,000	6,632
(486,340)	549,672	(1,239,660)	1,860,522	26,114	251,640
(64,844)	(117,263)	(87,206)	(103,851)	(48,338)	(4,041)
(154)	(100)	(125)	(115)	(3)	(18)
(470,192)	433,660	(1,279,790)	1,803,612	(15,227)	254,213

95,947	861,140	(987,946)	1,935,389	84,680	249,904
2,879,713	2,018,573	2,562,540	627,151	425,364	175,460
$2,975,660	$2,879,713	$1,574,594	$2,562,540	$510,044	$425,364

FS-54

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	IS New World

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$17,116
Mortality and expense risk charge	(5,725)
Net investment income(loss)	11,391

Realized gain(loss) on investments:
Net realized gain distributions	50,299
Net realized gain(loss) on sale of fund shares	2,711
Net realized gain(loss)	53,010

Change in unrealized appreciation/depreciation	241,964

Net increase(decrease) in net assets resulting
from operations	$306,365

	IS New World

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$11,391	$12,601
Net realized gain(loss)	53,010	(16,253)
Net change in unrealized appreciation/depreciation	241,964	73,973
Net increase(decrease) in net assets resulting
from operations	306,365	70,321

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	119,734	3
Subaccounts transfers (including fixed account), net	(37,732)	(84,886)
Transfers for policyowner benefits and terminations	(61,364)	(46,792)
Policyowner maintenance charges	(38)	(48)
Net increase(decrease) from policyowner transactions	20,600	(131,723)

Total increase(decrease) in net assets	326,965	(61,402)
Net assets at beginning of period	1,050,722	1,112,124
Net assets at end of period	$1,377,687	$1,050,722

The accompanying notes are an integral part of these financial statements.

FS-55

Franklin Templeton		MFS

Global Inc.		Utilities IC		Mid Cap

2025		2025		2025

$-		$50,043		$-
(19,334)		(9,908)		(6,096)
(19,334)		40,135		(6,096)

-		22,886		187,172
(147,182)		24,805		(9,767)
(147,182)		47,691		177,405

637,632		145,382		(119,614)

$471,116		$233,208		$51,695

Global Inc.		Utilities IC		Mid Cap

2025	2024	2025	2024	2025	2024

$(19,334)	$(22,390)	$40,135	$28,443	$(6,096)	$(6,553)
(147,182)	(421,337)	47,691	30,424	177,405	36,424
637,632	(40,410)	145,382	102,866	(119,614)	68,792

471,116	(484,137)	233,208	161,733	51,695	98,663

11,240	28,772	6,049	7,348	10,808	9,872
159,639	(305,322)	(152,083)	(182,121)	(360,319)	494,094
(518,758)	(622,642)	(121,262)	(224,705)	(34,605)	(28,100)
(9,975)	(10,333)	(150)	(155)	(24)	(20)
(357,854)	(909,525)	(267,446)	(399,633)	(384,140)	475,846

113,262	(1,393,662)	(34,238)	(237,900)	(332,445)	574,509
3,145,452	4,539,114	1,737,816	1,975,716	1,419,208	844,699
$3,258,714	$3,145,452	$1,703,578	$1,737,816	$1,086,763	$1,419,208

FS-56

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Research

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$40,724
Mortality and expense risk charge	(16,508)
Net investment income(loss)	24,216

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	84,095
Net realized gain(loss)	84,095

Change in unrealized appreciation/depreciation	455,394

Net increase(decrease) in net assets resulting
from operations	$563,705

	Research

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$24,216	$32,628
Net realized gain(loss)	84,095	73,120
Net change in unrealized appreciation/depreciation	455,394	(16,625)
Net increase(decrease) in net assets resulting
from operations	563,705	89,123

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	330	6,303
Subaccounts transfers (including fixed account), net	(183,744)	(218,702)
Transfers for policyowner benefits and terminations	(234,464)	(415,900)
Policyowner maintenance charges	(19,616)	(21,020)
Net increase(decrease) from policyowner transactions	(437,494)	(649,319)

Total increase(decrease) in net assets	126,211	(560,196)
Net assets at beginning of period	2,830,480	3,390,676
Net assets at end of period	$2,956,691	$2,830,480

The accompanying notes are an integral part of these financial statements.

FS-57

Summit
		EAFE		S&P
S&P 500		Intl.		MidCap

2025		2025		2025

$61,510		$33,620		$5,664
(26,543)		(6,009)		(3,056)
34,967		27,611		2,608

515,566		-		34,099
73,688		14,365		1,219
589,254		14,365		35,318

249,654		277,398		(5,326)

$873,875		$319,374		$32,600

S&P 500		EAFE Intl.		S&P MidCap

2025	2024	2025	2024	2025	2024

$34,967	$34,245	$27,611	$22,046	$2,608	$3,040
589,254	692,650	14,365	24,552	35,318	22,776
249,654	332,610	277,398	(15,266)	(5,326)	32,173

873,875	1,059,505	319,374	31,332	32,600	57,989

171,715	237,435	379,867	102,000	-	-
53,817	(918,363)	283,650	(133,595)	(2,857)	5,084
(238,659)	(350,387)	(15,825)	(61,490)	(3,230)	(2,953)
(248)	(231)	(67)	(72)	(58)	(62)
(13,375)	(1,031,546)	647,625	(93,157)	(6,145)	2,069

860,500	27,959	966,999	(61,825)	26,455	60,058
5,056,973	5,029,014	932,320	994,145	510,250	450,192
$5,917,473	$5,056,973	$1,899,319	$932,320	$536,705	$510,250

FS-58

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	Growth

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$102,725
Mortality and expense risk charge	(35,391)
Net investment income(loss)	67,334

Realized gain(loss) on investments:
Net realized gain distributions	739,314
Net realized gain(loss) on sale of fund shares	115,342
Net realized gain(loss)	854,656

Change in unrealized appreciation/depreciation	(492,633)

Net increase(decrease) in net assets resulting
from operations	$429,357

	Growth

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$67,334	$79,472
Net realized gain(loss)	854,656	598,153
Net change in unrealized appreciation/depreciation	(492,633)	16,259
Net increase(decrease) in net assets resulting
from operations	429,357	693,884

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	35,000	30,000
Subaccounts transfers (including fixed account), net	(144,930)	(76,213)
Transfers for policyowner benefits and terminations	(579,148)	(311,763)
Policyowner maintenance charges	(74,147)	(78,371)
Net increase(decrease) from policyowner transactions	(763,225)	(436,347)

Total increase(decrease) in net assets	(333,868)	257,537
Net assets at beginning of period	6,424,880	6,167,343
Net assets at end of period	$6,091,012	$6,424,880

The accompanying notes are an integral part of these financial statements.

FS-59

Summit
Mod.				Russell
Growth		Moderate		Small Cap

2025		2025		2025

$102,959		$204,604		$91,350
(30,149)		(48,412)		(27,988)
72,810		156,192		63,362

402,749		525,540		297,206
71,070		52,635		30,461
473,819		578,175		327,667

(162,635)		(214,787)		303,559

$383,994		$519,580		$694,588

Mod. Growth		Moderate		Russell Small Cap

2025	2024	2025	2024	2025	2024

$72,810	$68,282	$156,192	$138,696	$63,362	$32,498
473,819	307,757	578,175	625,238	327,667	143,506
(162,635)	90,457	(214,787)	(165,525)	303,559	289,274

383,994	466,496	519,580	598,409	694,588	465,278

420	462	60	61,946	102,090	499,879
171,452	6,957	138,240	65,283	100,944	(644,594)
(308,436)	(275,462)	(728,055)	(1,136,658)	(422,798)	(391,923)
(75,207)	(73,960)	(89,463)	(93,422)	(237)	(237)
(211,771)	(342,003)	(679,218)	(1,102,851)	(220,001)	(536,875)

172,223	124,493	(159,638)	(504,442)	474,587	(71,597)
5,160,203	5,035,710	8,405,402	8,909,844	5,630,774	5,702,371
$5,332,426	$5,160,203	$8,245,764	$8,405,402	$6,105,361	$5,630,774

FS-60

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	T. Rowe

	Blue Chip

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(85,246)
Net investment income(loss)	(85,246)

Realized gain(loss) on investments:
Net realized gain distributions	1,547,103
Net realized gain(loss) on sale of fund shares	855,047
Net realized gain(loss)	2,402,150

Change in unrealized appreciation/depreciation	1,039,177

Net increase(decrease) in net assets resulting
from operations	$3,356,081

	Blue Chip

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(85,246)	$(71,783)
Net realized gain(loss)	2,402,150	1,521,772
Net change in unrealized appreciation/depreciation	1,039,177	2,438,365
Net increase(decrease) in net assets resulting
from operations	3,356,081	3,888,354

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	254,080	133,082
Subaccounts transfers (including fixed account), net	2,379,222	(1,059,533)
Transfers for policyowner benefits and terminations	(1,117,034)	(971,412)
Policyowner maintenance charges	(20,569)	(22,465)
Net increase(decrease) from policyowner transactions	1,495,699	(1,920,328)

Total increase(decrease) in net assets	4,851,780	1,968,026
Net assets at beginning of period	13,681,230	11,713,204
Net assets at end of period	$18,533,010	$13,681,230

The accompanying notes are an integral part of these financial statements.

FS-61

Morgan Stanley		DFA
Emerging
Markets		Bond		Small

2025		2025		2025

$41,645		$650,941		$442,103
(55,483)		(77,254)		(62,702)
(13,838)		573,687		379,401

345,840		-		534,902
72,525		(228,054)		281,424
418,365		(228,054)		816,326

2,502,300		288,202		2,946,322

$2,906,827		$633,835		$4,142,049

Emerging Markets		Bond		Small

2025	2024	2025	2024	2025	2024

$(13,838)	$82,564	$573,687	$847,339	$379,401	$359,566
418,365	(84,099)	(228,054)	(88,401)	816,326	356,347
2,502,300	725,050	288,202	166,061	2,946,322	(317,412)

2,906,827	723,515	633,835	924,999	4,142,049	398,501

75,620	231,599	232,383	448,854	149,801	327,410
(699,921)	(464,512)	(3,395,161)	303,865	(955,151)	(208,335)
(1,005,494)	(671,280)	(1,054,336)	(1,676,350)	(1,028,631)	(633,946)
(12,011)	(12,844)	(207)	(277)	(134)	(128)
(1,641,806)	(917,037)	(4,217,321)	(923,908)	(1,834,115)	(514,999)

1,265,021	(193,522)	(3,583,486)	1,091	2,307,934	(116,498)
9,828,092	10,021,614	19,504,335	19,503,244	12,146,746	12,263,244
$11,093,113	$9,828,092	$15,920,849	$19,504,335	$14,454,680	$12,146,746

FS-62

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	DFA

	Value

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,119,631
Mortality and expense risk charge	(131,053)
Net investment income(loss)	988,578

Realized gain(loss) on investments:
Net realized gain distributions	815,003
Net realized gain(loss) on sale of fund shares	1,392,296
Net realized gain(loss)	2,207,299

Change in unrealized appreciation/depreciation	6,497,201

Net increase(decrease) in net assets resulting
from operations	$9,693,078

	Value

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$988,578	$808,593
Net realized gain(loss)	2,207,299	1,126,316
Net change in unrealized appreciation/depreciation	6,497,201	(531,359)
Net increase(decrease) in net assets resulting
from operations	9,693,078	1,403,550

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	307,967	1,015,339
Subaccounts transfers (including fixed account), net	(2,298,395)	244,733
Transfers for policyowner benefits and terminations	(2,595,356)	(2,614,608)
Policyowner maintenance charges	(42,926)	(44,968)
Net increase(decrease) from policyowner transactions	(4,628,710)	(1,399,504)

Total increase(decrease) in net assets	5,064,368	4,046
Net assets at beginning of period	23,377,339	23,373,293
Net assets at end of period	$28,441,707	$23,377,339

The accompanying notes are an integral part of these financial statements.

FS-63

DFA

Fixed		Large		Targeted

2025		2025		2025

$652,578		$481,946		$400,348
(74,556)		(123,384)		(103,478)
578,022		358,562		296,870

-		1,505,335		1,811,234
4,204		750,917		192,280
4,204		2,256,252		2,003,514

(4,735)		1,087,786		(529,851)

$577,491		$3,702,600		$1,770,533

Fixed		Large		Targeted

2025	2024	2025	2024	2025	2024

$578,022	$668,973	$358,562	$405,698	$296,870	$207,953
4,204	21,677	2,256,252	3,429,230	2,003,514	1,820,284
(4,735)	27,691	1,087,786	(755,099)	(529,851)	(414,292)

577,491	718,341	3,702,600	3,079,829	1,770,533	1,613,945

689,382	1,293,239	373,215	870,808	383,591	195,471
957,571	(641,351)	(644,787)	(752,594)	(251,569)	660,274
(1,951,987)	(1,120,645)	(3,246,594)	(1,550,691)	(1,498,858)	(581,092)
(13,114)	(13,691)	(356)	(414)	(223)	(221)
(318,148)	(482,448)	(3,518,522)	(1,432,891)	(1,367,059)	274,432

259,343	235,893	184,078	1,646,938	403,474	1,888,377
15,288,819	15,052,926	26,212,184	24,565,246	22,576,192	20,687,815
$15,548,162	$15,288,819	$26,396,262	$26,212,184	$22,979,666	$22,576,192

FS-64

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	DFA

	Global

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$390,888
Mortality and expense risk charge	(65,507)
Net investment income(loss)	325,381

Realized gain(loss) on investments:
Net realized gain distributions	145,935
Net realized gain(loss) on sale of fund shares	215,237
Net realized gain(loss)	361,172

Change in unrealized appreciation/depreciation	1,184,398

Net increase(decrease) in net assets resulting
from operations	$1,870,951

	Global

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$325,381	$275,176
Net realized gain(loss)	361,172	500,100
Net change in unrealized appreciation/depreciation	1,184,398	581,732
Net increase(decrease) in net assets resulting
from operations	1,870,951	1,357,008

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	563,875
Subaccounts transfers (including fixed account), net	1,835,963	(121,787)
Transfers for policyowner benefits and terminations	(377,897)	(1,374,855)
Policyowner maintenance charges	(261)	(311)
Net increase(decrease) from policyowner transactions	1,457,805	(933,078)

Total increase(decrease) in net assets	3,328,756	423,930
Net assets at beginning of period	12,669,569	12,245,639
Net assets at end of period	$15,998,325	$12,669,569

The accompanying notes are an integral part of these financial statements.

FS-65

DFA

Equity

2025

$87,689
(21,029)
66,660

53,315
246,964
300,279

399,166

$766,105

Equity

2025	2024

$66,660	$64,523
300,279	149,315
399,166	275,172

766,105	489,010

790,808	729,904
87,223	(123,273)
(1,546,362)	(563,170)
(140)	(114)
(668,471)	43,347

97,634	532,357
4,503,965	3,971,608
$4,601,599	$4,503,965

FS-66

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA NOTES TO FINANCIAL STATEMENTS FOR THE PERIODS ENDED DECEMBER 31, 2025 AND 2024

1. ORGANIZATION

Ameritas Life Insurance Corp. Separate Account LLVA (the "Account") began operations during 1997. It operates as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company. The statements of operations and changes in net assets, financial highlights, and the related notes for each of the subaccounts listed below, are presented for the periods noted in the financial statements and notes, except for those subaccounts with commencement dates occurring during the period as referenced below.  For those subaccounts with commencement dates during the respective period, the financial statements and the notes are presented from the commencement date forward. The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable annuity products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2025 there are one hundred and ten subaccounts available within the Account listed as follows:

Calvert Research and Management	Fidelity Management & Research
(Advisor)	Company LLC, continued
Calvert (Fund Series short cite)	Fidelity
*Balanced (Subaccount short cite)	*Mid Cap IC
*Mid Cap	*Mid Cap SC
*Strategic
DWS Investment Management Americas, Inc.	*Money Market
Scudder
*Small Cap	Invesco Advisers, Inc.
*Small Mid Value	AIM
*Thematic (formerly DWS International	*Dividend
Growth VIP Portfolio, Class A	*Health
*Growth	*Technology
*Intl. Growth
Fidelity Management & Research	*Franchise
Company LLC
Fidelity	Janus Henderson Investors US LLC
*Overseas IC	Janus
*Inv. Grade Bond IC	*Growth
*Equity Income IC
*Growth IC	Neuberger Berman Investment Advisers LLC
*High Income IC	Neuberger Berman
*High Income SC	*Mid-Cap
*Contrafund IC	*Bond
*Contrafund SC	*Equity (formerly Neuberger Berman AMT
Sustainable Equity Portfolio, Class I)
*Regency

FS-67

1. ORGANIZATION, continued

Guggenheim Investments	Schroder Investment Management North
Rydex	America Inc. and Baillie Gifford
*Nova	Overseas Ltd.
*NASDAQ	Vanguard
*Precious Metals	*International
*Inv. S&P 500
*Gov. Long Bond	Hotchkis and Wiley Capital Management, LLC,
*Inverse NASDAQ	Aristotle Capital Management, LLC and Harris
*Inv. Long Bond	Associates L.P. (formerly Hotchkis and Wiley Capital
*Russell	Management, LLC and Lazard Asset Management
LLC)
Third Avenue Management LLC	Vanguard
Third Avenue	*Diversified
*Value
The Vanguard Group, Inc. and
The Vanguard Group, Inc.	ArrowMark Partners
Vanguard	Vanguard
*Equity Index	*Small Company Growth
*Total Bond
*REIT Index	Allspring Funds Management, LLC
*Mid-Cap	Allspring
*Stock Market Index	*Discovery
*Conservative	*Opportunity
*Moderate
*Short-Term	ProFund Advisors LLC
*International Stock	ProFunds
*Global Bond	*Bull
*Europe
Wellington Management Company, LLP	*Mid-Cap
and The Vanguard Group, Inc.	*NASDAQ-100
Vanguard	*Small-Cap
*Equity Income	*Small-Cap Value
*High Yield Bond	*Classic Dow
*Bear
Wellington Management Company, LLP	*Short NASDAQ
Vanguard	*Short Small-Cap
*Growth	*Short Dow
*Balanced	*UltraMid
*UltraOTC
*UltraSmall
*UltraBull
*U.S. Gov. Plus

FS-68

1. ORGANIZATION, continued

ProFund Advisors LLC, continued	Massachusetts Financial Services
ProFunds, continued	Company
*Opportunity	MFS
*Oil & Gas	*Utilities IC
*Precious Metals	*Mid Cap
*Real Estate	*Research
*High Yield
(Commenced April 23, 2021)	Calvert Research and Management
*Money Market	(See Note 3)
Summit
Pacific Investment Management	*S&P 500
Company LLC	*EAFE Intl.
Pimco	*S&P MidCap
*Commodity	*Growth
*Total Return	*Mod. Growth
*Low Duration	*Moderate
*Russell Small Cap
Lincoln Financial Investments Corporation
Lincoln	T. Rowe Price Associates, Inc.
*Mid Cap Value II	T. Rowe
*International II	*Blue Chip
*Inflation II
Morgan Stanley Investment
Capital Research and Management	Management Inc.
Company (SM)	Morgan Stanley
American Funds	*Emerging Markets
*IS Growth-Inc
*IS Growth	Dimensional Fund Advisors LP
*Blue Chip	DFA
*IS International	*Bond
*IS New World	*Small
*Value
Franklin Advisers, Inc.	*Fixed
Franklin Templeton	*Large
*Global Inc.	*Targeted
*Global
*Equity

Note: The above chart references the fund series and subaccount short cites from the Statements of Net Assets.

FS-69

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners’ units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

•	Level 1 – Quoted market prices in active markets for identical assets or liabilities.
•	Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.
•	Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

FS-70

3. SEGMENT INFORMATION

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the CODM manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by Ameritas Life Insurance Corp. to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer of the Company as the chief operating decision maker as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses Increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The accounting policies used to measure profit and loss of the segments are the same as those described in the summary of significant account policies (see note 2.) The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment disclosure requirements as of December 31, 2025 and for the years ended December 31, 2025 and December 31, 2024. All assets held and revenue is generated in the US and there is no customer greater than 10% of consolidated results for all periods presented.

4. RELATED PARTIES

Ameritas Investment Partners, Inc., an affiliate of the Company, provides sub-advisor services to certain portfolios of the Summit funds for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2025 and 2024, as follows:

Sub-Advisor Fee %
Summit:
S&P 500.050
S&P MidCap	.050
Growth	.050
Mod. Growth	.050
Moderate	.050
Russell Small Cap	.050

FS-71

5. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended

December 31, 2025 were as follows:

	Purchases	Sales
Calvert:
Balanced	$79,212	$52,629
Mid Cap	21,702	21,170

Scudder:
Small Cap	10,140	4,928
Small Mid Value	140,540	224,007
Thematic	15,955	108,824
Growth	74,413	58,667

Fidelity:
Overseas IC	844,904	786,381
Inv. Grade Bond IC	2,496,355	2,884,299
Equity Income IC	376,735	297,954
Growth IC	1,102,243	687,976
High Income IC	638,171	519,158
High Income SC	119,452	29,907
Contrafund IC	5,538,423	4,262,323
Contrafund SC	147,348	39,593
Mid Cap IC	1,522,612	1,501,600
Mid Cap SC	26,490	6,043
Strategic	1,288,628	1,297,035
Money Market	52,845,030	51,667,646

AIM:
Dividend	8,595	19,657
Health	1,717	34,385
Technology	168	38,992
Intl. Growth	217,897	65,347
Franchise	62,049	77,175

Janus:
Growth	7,492	1,655

Neuberger Berman:
Mid-Cap	27,400	1,561
Bond	2	45
Equity	70,232	89,928
Regency	56,738	42,297

FS-72

5. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
Rydex:
Nova	$1,867,948	$2,650,075
NASDAQ	273,622	427,922
Precious Metals	3,708,039	3,518,128
Inv. S&P 500	121,749	76,869
Gov. Long Bond	44,890	138,874
Inverse NASDAQ	463,549	406,459
Inv. Long Bond	23,240	15,303
Russell	57,214	190,876

Third Avenue:
Value	736,630	267,826

Vanguard:
Equity Index	20,584,515	29,806,754
Total Bond	7,571,220	9,882,810
REIT Index	1,329,798	1,815,759
Mid-Cap	2,658,335	5,749,094
Stock Market Index	5,602,882	8,035,946
Conservative	1,713,517	705,778
Moderate	641,575	789,822
Short-Term	2,551,714	4,899,478
International Stock	1,849,021	1,416,653
Global Bond	265,052	546,701
Equity Income	3,381,766	2,916,450
High Yield Bond	4,246,814	3,608,699
Growth	2,682,569	4,144,229
Balanced	3,837,460	4,173,884
International	6,304,885	7,453,321
Diversified	1,918,618	2,182,701
Small Company Growth	1,155,069	1,739,146

Allspring:
Discovery	3,104	38,432
Opportunity	21,761	1,317

ProFunds:
Bull	77,742	12,815
Europe	4,418	688
Mid-Cap	-	-
NASDAQ-100	561	68
Small-Cap	52	45
Small-Cap Value	-	-
Classic Dow	10,035	10,005
Bear	3,055	2,249
Short NASDAQ	3,624	6,592
Short Small-Cap	-	-

FS-73

5. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
ProFunds, continued:
Short Dow	$1,527	$14
UltraMid	9,527	9,134
UltraOTC	279,350	41,044
UltraSmall	9,365	14,772
UltraBull	47,708	36,355
U.S. Gov. Plus	338	123
Opportunity	-	-
Oil & Gas	10,548	644
Precious Metals	26,627	31,611
Real Estate	13,442	12,772
High Yield	1,362	1,339
Money Market	46,341	48,636

Pimco:
Commodity	286,940	349,023
Total Return	1,477,963	2,719,253
Low Duration	377	54

Lincoln:
Mid Cap Value II	369,730	131,094
International II	16,817	12,507
Inflation II	292,922	341,806

American Funds:
IS Growth-Inc	658,077	384,537
IS Growth	1,294,647	1,548,455
Blue Chip	220,210	1,379,482
IS International	87,825	97,862
IS New World	251,165	168,874

Franklin Templeton:
Global Inc.	271,344	648,531

MFS:
Utilities IC	126,509	330,934
Mid Cap	249,973	453,036
Research	130,241	543,519

Summit:
S&P 500	934,889	397,731
EAFE Intl.	749,385	74,149
S&P MidCap	39,753	9,192
Growth	868,472	825,048
Mod. Growth	707,323	443,535
Moderate	990,310	987,797
Russell Small Cap	757,910	617,343

FS-74

5. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
T. Rowe:
Blue Chip	$5,162,656	$2,205,099

Morgan Stanley:
Emerging Markets	521,347	1,831,152

DFA:
Bond	2,181,920	5,825,555
Small	1,533,066	2,452,878
Value	2,536,531	5,361,660
Fixed	2,743,064	2,483,190
Large	2,685,816	4,340,440
Targeted	3,385,062	2,644,017
Global	3,301,261	1,372,141
Equity	1,309,950	1,858,447

6. FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (“Inv. Income Ratio”), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2025, these fees range between .45 percent and .90 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $40 per policy annually, depending on the product selected.

Total Return – The Total Return represents the change in the unit value reported year-to-date; however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FS-75

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Calvert:
Balanced
2025	4.90	6.96	193,882	1,181,590	1.62	0.45	0.60	10.81	10.98
2024	4.41	6.28	201,154	1,110,313	1.76	0.45	0.60	18.89	19.07
2023	3.71	5.29	214,109	996,202	1.60	0.45	0.60	16.12	16.30
2022	3.19	4.55	239,356	943,474	1.31	0.45	0.60	(15.92)	(15.79)
2021	3.79	5.41	195,162	952,862	1.08	0.45	0.60	14.43	14.60

Mid Cap
2025	95.51	95.51	3,624	346,117	0.36	0.60	0.60	0.85	0.85
2024	94.70	94.70	3,822	361,991	0.12	0.60	0.60	9.56	9.56
2023	86.44	86.44	4,215	364,339	0.19	0.60	0.60	10.98	10.98
2022	77.89	77.89	4,562	355,290	-	0.60	0.60	(19.97)	(19.97)
2021	37.47	97.32	9,429	917,590	0.20	0.60	0.60	2.47	14.34

Scudder:
Small Cap
2025	64.20	64.20	2,414	155,006	1.35	0.60	0.60	11.96	11.96
2024	57.34	57.34	2,483	142,383	1.22	0.60	0.60	10.48	10.48
2023	51.90	51.90	2,824	146,567	1.45	0.60	0.60	16.06	16.06
2022	44.71	44.71	5,039	225,323	0.92	0.60	0.60	(21.11)	(21.11)
2021	56.68	56.68	5,220	295,881	0.92	0.60	0.60	13.82	13.82

Small Mid Value
2025	31.63	35.36	28,708	949,037	1.03	0.45	0.60	17.51	17.69
2024	26.88	30.09	35,415	995,314	1.22	0.45	0.60	5.57	5.73
2023	25.42	28.50	61,712	1,673,316	1.14	0.45	0.60	14.26	14.44
2022	22.21	24.94	69,985	1,663,967	0.86	0.45	0.60	(16.30)	(16.18)
2021	26.50	29.80	67,428	1,924,411	1.29	0.45	0.60	29.72	29.92

Thematic
2025	21.02	21.45	33,297	702,892	0.93	0.45	0.60	18.21	18.39
2024	17.75	18.15	38,191	681,746	1.23	0.45	0.60	8.71	8.87
2023	16.31	16.69	43,423	712,614	0.75	0.45	0.60	15.35	15.52
2022	14.11	14.47	46,366	659,108	1.04	0.45	0.60	(28.94)	(28.83)
2021	19.83	20.37	56,698	1,133,779	0.36	0.45	0.60	7.47	7.63

Growth
2025	111.78	135.34	4,953	585,426	0.05	0.45	0.60	11.86	12.02
2024	99.78	120.99	5,388	569,660	0.23	0.45	0.60	25.86	26.05
2023	79.16	96.14	8,254	710,991	0.07	0.45	0.60	37.75	37.96
2022	57.38	69.79	7,173	450,114	0.09	0.45	0.60	(31.15)	(31.05)
2021	83.22	101.36	8,272	776,255	0.20	0.45	0.60	22.05	22.23

FS-76

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity:
Overseas IC
2025	39.68	54.39	63,601	3,030,752	1.62	0.45	0.60	19.67	19.85
2024	33.11	45.45	68,213	2,749,577	1.56	0.45	0.60	4.42	4.58
2023	31.66	43.52	86,298	3,417,312	1.10	0.45	0.60	19.79	19.97
2022	26.39	36.33	87,962	2,885,351	1.08	0.45	0.60	(24.93)	(24.82)
2021	35.10	48.40	97,248	4,304,910	0.52	0.45	0.60	18.99	19.16

Inv. Grade Bond IC
2025	15.83	22.82	1,133,671	22,843,626	3.57	0.45	0.60	6.58	6.74
2024	14.83	21.41	1,179,018	22,468,305	3.56	0.45	0.60	1.18	1.33
2023	14.64	21.16	1,141,990	21,911,122	2.59	0.45	0.60	5.57	5.73
2022	13.85	20.04	1,242,581	22,477,309	2.22	0.45	0.60	(13.48)	(13.35)
2021	15.98	23.17	1,343,099	28,296,481	2.03	0.45	0.60	(1.20)	(1.05)

Equity Income IC
2025	60.96	112.74	39,950	3,859,988	1.83	0.45	0.60	18.31	18.49
2024	51.45	95.29	41,225	3,419,850	1.78	0.45	0.60	14.65	14.83
2023	44.81	83.11	41,768	3,150,442	1.87	0.45	0.60	9.99	10.15
2022	40.68	75.56	45,601	3,098,193	1.96	0.45	0.60	(5.52)	(5.38)
2021	42.99	79.98	42,834	3,138,310	1.94	0.45	0.60	24.15	24.33

Growth IC
2025	314.56	318.95	21,930	6,977,721	0.29	0.45	0.60	14.21	14.38
2024	275.00	279.26	23,390	6,513,649	-	0.45	0.60	29.61	29.80
2023	211.86	215.47	23,410	5,031,167	0.14	0.45	0.60	35.43	35.63
2022	156.21	159.10	24,734	3,924,007	0.59	0.45	0.60	(24.91)	(24.79)
2021	207.71	211.87	27,869	5,891,580	-	0.45	0.60	22.48	22.66

High Income IC
2025	8.73	17.55	188,680	1,963,643	6.68	0.45	0.60	9.70	9.87
2024	7.95	15.99	176,139	1,781,571	5.40	0.45	0.60	8.32	8.48
2023	7.33	14.77	219,610	1,984,220	5.98	0.45	0.60	9.82	9.98
2022	6.66	13.45	190,668	1,753,844	5.06	0.45	0.60	(11.90)	(11.77)
2021	7.55	15.26	222,928	2,309,608	5.32	0.45	0.60	3.79	3.94

High Income SC
2025	21.47	21.47	5,495	117,965	8.78	0.60	0.60	9.66	9.66
2024	19.57	19.57	1,447	28,315	5.76	0.60	0.60	8.07	8.07
2023	18.11	18.11	1,522	27,573	5.30	0.60	0.60	9.85	9.85
2022	16.49	16.49	1,730	28,522	4.99	0.60	0.60	(12.08)	(12.08)
2021	18.76	18.76	1,817	34,079	5.21	0.60	0.60	3.87	3.87

FS-77

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Contrafund IC
2025	142.75	240.17	138,756	29,142,560	0.14	0.45	0.60	20.76	20.94
2024	118.04	198.89	155,279	26,903,854	0.19	0.45	0.60	32.99	33.19
2023	88.63	149.56	163,298	21,171,974	0.49	0.45	0.60	32.66	32.86
2022	66.71	112.74	173,093	17,063,778	0.51	0.45	0.60	(26.75)	(26.64)
2021	90.94	153.91	175,645	24,406,141	0.06	0.45	0.60	27.07	27.26

Contrafund SC
2025	239.19	239.19	4,121	985,715	0.05	0.60	0.60	20.65	20.65
2024	198.25	198.25	4,285	849,447	0.10	0.60	0.60	32.83	32.83
2023	149.25	149.25	3,438	513,173	0.31	0.60	0.60	32.55	32.55
2022	112.60	112.60	7,298	821,803	0.36	0.60	0.60	(26.82)	(26.82)
2021	153.87	153.87	8,702	1,338,963	0.05	0.60	0.60	26.95	26.95

Mid Cap IC
2025	85.83	177.76	61,283	9,248,003	0.43	0.45	0.60	11.09	11.25
2024	77.15	160.02	69,731	9,329,652	0.56	0.45	0.60	16.79	16.96
2023	65.96	137.02	63,331	7,791,882	0.61	0.45	0.60	14.39	14.56
2022	57.58	119.78	63,065	6,925,712	0.54	0.45	0.60	(15.25)	(15.12)
2021	67.84	141.33	68,079	8,779,276	0.62	0.45	0.60	24.85	25.04

Mid Cap SC
2025	174.05	174.05	1,403	244,136	0.37	0.60	0.60	11.00	11.00
2024	156.81	156.81	1,435	225,053	0.47	0.60	0.60	16.65	16.65
2023	134.43	134.43	1,489	200,116	0.45	0.60	0.60	14.32	14.32
2022	117.59	117.59	2,770	325,679	0.41	0.60	0.60	(15.36)	(15.36)
2021	138.93	138.93	3,213	446,328	0.49	0.60	0.60	24.76	24.76

Strategic
2025	16.47	22.72	639,676	12,585,189	3.86	0.45	0.60	8.20	8.36
2024	15.20	21.00	656,262	12,032,775	3.84	0.45	0.60	5.44	5.60
2023	14.39	19.92	621,335	10,919,629	4.29	0.45	0.60	8.76	8.92
2022	13.21	18.31	684,816	11,135,586	3.63	0.45	0.60	(11.79)	(11.65)
2021	14.96	20.76	732,162	13,566,892	2.72	0.45	0.60	3.12	3.28

Money Market
2025	1.15	1.17	24,895,003	28,827,520	4.07	0.45	0.60	3.51	3.67
2024	1.11	1.13	24,732,767	27,650,136	4.99	0.45	0.60	4.47	4.63
2023	1.07	1.08	30,771,775	32,988,496	4.79	0.45	0.60	4.27	4.43
2022	1.02	1.03	76,015,192	78,347,918	1.71	0.45	0.60	0.83	0.99
2021	1.01	1.02	19,834,478	20,173,426	0.01	0.45	0.60	(0.59)	(0.43)

FS-78

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AIM:
Dividend
2025	55.54	55.54	1,736	96,415	1.53	0.60	0.60	15.05	15.05
2024	48.28	48.28	2,120	102,361	1.87	0.60	0.60	12.54	12.54
2023	42.90	42.90	2,362	101,336	2.02	0.60	0.60	8.40	8.40
2022	39.57	39.57	2,659	105,212	1.96	0.60	0.60	(2.26)	(2.26)
2021	40.49	40.49	2,542	102,934	2.17	0.60	0.60	18.18	18.18

Health
2025	82.78	82.78	262	21,687	-	0.60	0.60	14.64	14.64
2024	72.21	72.21	721	52,074	-	0.60	0.60	3.54	3.54
2023	69.74	69.74	576	40,182	-	0.60	0.60	2.41	2.41
2022	68.10	68.10	856	58,270	-	0.60	0.60	(13.83)	(13.83)
2021	79.03	79.03	2,429	191,979	0.21	0.60	0.60	11.63	11.63

Technology
2025	29.40	29.40	55	1,612	-	0.60	0.60	19.74	19.74
2024	24.55	24.55	1,507	37,006	-	0.60	0.60	33.46	33.46
2023	18.40	18.40	7,840	144,240	-	0.60	0.60	36.18	36.18
2022	12.59	12.59	-	-	-	0.60	0.60	(39.39)	(39.39)
2021	67.55	67.55	2,057	138,970	-	0.60	0.60	13.73	13.73

Intl. Growth
2025	58.46	63.31	12,833	792,362	1.40	0.45	0.60	15.80	15.98
2024	50.41	54.67	11,098	590,166	1.88	0.45	0.60	0.01	0.16
2023	50.33	54.66	14,571	768,134	0.20	0.45	0.60	17.44	17.62
2022	42.79	46.55	15,298	687,139	1.57	0.45	0.60	(18.79)	(18.67)
2021	52.61	57.32	24,154	1,355,375	1.27	0.45	0.60	5.26	5.41

Franchise
2025	213.35	218.82	635	137,015	-	0.45	0.60	11.00	11.16
2024	192.21	196.84	818	159,314	-	0.45	0.60	34.08	34.28
2023	143.36	146.59	814	118,063	-	0.45	0.60	40.09	40.30
2022	102.33	104.49	687	70,893	-	0.45	0.60	(31.52)	(31.42)
2021	149.44	152.36	3,058	464,715	-	0.45	0.60	11.26	11.43

Janus:
Growth
2025	168.55	168.55	642	108,234	-	0.60	0.60	17.68	17.68
2024	143.23	143.23	648	92,883	0.03	0.60	0.60	34.50	34.50
2023	106.49	106.49	649	69,090	0.15	0.60	0.60	42.32	42.32
2022	74.82	74.82	677	50,660	0.71	0.60	0.60	(30.31)	(30.31)
2021	107.36	107.36	706	75,833	0.10	0.60	0.60	19.62	19.62

FS-79

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Neuberger Berman:
Mid-Cap
2025	60.54	60.54	3,464	209,684	-	0.60	0.60	4.82	4.82
2024	57.75	57.75	3,469	200,332	-	0.60	0.60	23.27	23.27
2023	46.85	46.85	3,472	162,647	-	0.60	0.60	17.44	17.44
2022	39.89	39.89	3,486	139,060	-	0.60	0.60	(29.16)	(29.16)
2021	56.31	56.31	6,699	377,240	-	0.60	0.60	12.32	12.32

Bond
2025	9.67	9.67	-	-	4.55	0.60	0.60	5.48	5.48
2024	24.68	24.68	2	43	4.80	0.60	0.60	6.09	6.09
2023	23.26	23.26	2	44	5.04	0.60	0.60	5.39	5.39
2022	22.07	22.07	859	18,953	3.63	0.60	0.60	(5.75)	(5.75)
2021	23.42	23.42	1,278	29,938	2.49	0.60	0.60	0.14	0.14

Equity
2025	60.05	60.64	9,594	578,275	-	0.45	0.60	13.06	13.23
2024	53.11	53.55	10,444	556,082	0.22	0.45	0.60	25.09	25.28
2023	42.46	42.75	23,508	1,000,998	0.31	0.45	0.60	26.14	26.33
2022	33.66	33.84	28,356	955,991	0.44	0.45	0.60	(18.94)	(18.82)
2021	41.52	41.68	30,022	1,248,152	0.39	0.45	0.60	22.74	22.92

Regency
2025	33.00	47.78	13,286	450,942	0.47	0.45	0.60	10.89	11.06
2024	29.71	43.08	14,195	436,880	0.72	0.45	0.60	8.16	8.33
2023	27.43	39.83	15,742	450,021	1.02	0.45	0.60	10.34	10.51
2022	24.82	36.10	18,489	501,066	0.58	0.45	0.60	(10.29)	(10.16)
2021	27.63	40.24	16,680	588,880	0.70	0.45	0.60	32.01	32.20

Rydex:
Nova
2025	73.76	756.45	10,499	1,042,633	-	0.45	0.60	20.14	20.32
2024	61.40	628.68	17,498	1,453,504	-	0.45	0.60	31.96	32.16
2023	46.53	475.71	16,536	1,215,249	-	0.45	0.60	34.28	34.47
2022	34.65	353.77	10,075	486,927	0.35	0.45	0.60	(30.68)	(30.58)
2021	49.99	509.58	18,976	1,291,880	0.37	0.45	0.60	41.34	41.55

NASDAQ
2025	165.01	173.83	21,158	3,602,258	0.03	0.45	0.60	18.33	18.51
2024	139.24	146.91	23,367	3,366,105	0.21	0.45	0.60	23.16	23.35
2023	112.89	119.28	28,740	3,369,247	-	0.45	0.60	52.31	52.54
2022	74.01	78.32	25,141	1,936,559	-	0.45	0.60	(34.53)	(34.44)
2021	112.88	119.63	27,004	3,180,251	-	0.45	0.60	24.79	24.98

FS-80

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Rydex, continued:
Precious Metals
2025	25.82	116.11	154,966	5,184,353	2.25	0.45	0.60	145.90	146.27
2024	10.50	47.15	129,234	1,898,922	1.33	0.45	0.60	7.47	7.63
2023	9.77	43.81	160,881	2,059,566	0.40	0.45	0.60	3.21	3.36
2022	9.47	42.38	319,404	3,532,346	0.52	0.45	0.60	(11.61)	(11.48)
2021	10.71	47.88	289,051	3,579,577	3.67	0.45	0.60	(9.73)	(9.60)

Inv. S&P 500
2025	0.41	3.82	98,351	55,173	9.19	0.45	0.60	(12.29)	(12.16)
2024	0.46	4.35	42,807	27,043	7.36	0.45	0.60	(13.63)	(13.50)
2023	0.54	5.03	140,781	106,398	1.38	0.45	0.60	(15.46)	(15.33)
2022	0.64	5.94	173,880	174,753	-	0.45	0.60	15.90	16.07
2021	0.55	5.12	213,942	141,215	-	0.45	0.60	(27.55)	(24.89)

Gov. Long Bond
2025	13.82	20.22	13,331	206,514	3.28	0.45	0.60	1.07	1.21
2024	13.68	19.98	17,891	298,375	3.26	0.45	0.60	(12.98)	(12.84)
2023	15.72	22.92	46,031	736,868	2.92	0.45	0.60	(1.62)	3.17
2022	15.98	23.26	45,187	729,997	1.47	0.45	0.60	(41.18)	(25.87)
2021	27.16	39.49	64,493	1,775,940	0.37	0.45	0.60	(8.04)	(2.30)

Inverse NASDAQ
2025	0.62	2.97	44,396	50,854	4.96	0.45	0.60	(16.68)	(16.55)
2024	0.74	3.56	20,224	22,888	10.54	0.45	0.60	(16.30)	(16.17)
2023	0.88	4.25	133,058	141,332	0.27	0.45	0.60	(32.26)	(32.16)
2022	1.30	6.26	79,665	187,683	-	0.45	0.60	34.03	34.23
2021	0.97	4.66	28,802	37,887	-	0.45	0.60	(25.90)	(25.79)

Inv. Long Bond
2025	8.91	39.24	11,238	111,967	7.25	0.45	0.60	1.24	1.39
2024	8.80	38.70	11,152	109,833	4.87	0.45	0.60	16.20	16.38
2023	7.57	33.25	14,888	211,151	-	0.45	0.60	3.61	3.77
2022	7.31	32.05	22,512	353,726	-	0.45	0.60	45.34	45.55
2021	5.03	22.02	8,211	118,829	-	0.45	0.60	(4.24)	0.37

Russell
2025	113.51	121.95	4,791	579,318	1.76	0.45	0.60	11.80	11.97
2024	101.38	109.08	6,222	665,437	1.00	0.45	0.60	10.29	10.45
2023	91.78	98.90	4,857	478,756	-	0.45	0.60	19.07	19.25
2022	76.97	83.07	6,517	539,925	-	0.45	0.60	(33.85)	(33.75)
2021	116.19	125.58	7,058	882,002	0.06	0.45	0.60	18.29	18.47

FS-81

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Third Avenue:
Value
2025	35.41	73.81	47,052	3,308,757	2.29	0.45	0.60	34.04	34.24
2024	26.37	55.06	43,375	2,273,499	2.59	0.45	0.60	(2.86)	(2.71)
2023	27.11	56.68	44,139	2,356,613	2.33	0.45	0.60	20.09	20.27
2022	22.54	47.20	48,388	2,114,274	1.44	0.45	0.60	15.42	15.59
2021	19.50	40.90	47,263	1,852,146	0.71	0.45	0.60	21.34	21.52

Vanguard:
Equity Index
2025	124.69	194.52	621,572	92,243,913	1.17	0.45	0.60	17.00	17.17
2024	106.42	166.26	739,856	92,859,232	1.31	0.45	0.60	24.09	24.28
2023	85.63	133.98	804,604	81,845,114	1.50	0.45	0.60	25.36	25.55
2022	68.20	106.87	562,135	50,257,711	1.24	0.45	0.60	(18.72)	(18.59)
2021	83.78	131.48	940,077	94,271,192	1.25	0.45	0.60	27.78	27.97

Total Bond
2025	13.59	18.48	5,896,188	85,473,353	3.44	0.45	0.60	6.30	6.46
2024	12.77	17.38	6,235,260	85,004,582	2.79	0.45	0.60	0.63	0.79
2023	12.67	17.27	5,825,178	79,361,766	2.45	0.45	0.60	4.95	5.11
2022	12.05	16.46	5,149,173	68,113,564	2.34	0.45	0.60	(13.73)	(13.60)
2021	13.95	19.08	6,568,672	99,521,736	1.97	0.45	0.60	(2.30)	(2.16)

REIT Index
2025	21.59	59.81	536,595	18,909,796	2.72	0.45	0.60	2.49	2.65
2024	21.03	58.36	569,400	19,658,218	3.21	0.45	0.60	4.11	4.27
2023	20.17	56.05	645,645	22,138,907	2.50	0.45	0.60	11.03	11.20
2022	18.14	50.48	671,425	21,279,837	1.94	0.45	0.60	(26.74)	(26.63)
2021	24.72	68.90	686,866	30,555,654	2.02	0.45	0.60	39.37	39.58

Mid-Cap
2025	55.16	95.95	444,392	32,527,246	1.27	0.45	0.60	10.88	11.04
2024	49.68	86.54	509,558	34,027,072	1.42	0.45	0.60	14.38	14.56
2023	43.36	75.66	565,039	33,224,932	1.45	0.45	0.60	15.14	15.31
2022	37.61	65.71	637,190	32,325,311	1.16	0.45	0.60	(19.30)	(19.18)
2021	46.53	81.43	695,347	43,769,713	1.07	0.45	0.60	23.61	23.80

Stock Market Index
2025	114.49	197.64	408,330	58,180,801	1.18	0.45	0.60	16.24	16.41
2024	98.35	170.03	450,271	55,448,267	1.25	0.45	0.60	22.97	23.16
2023	79.86	138.27	483,698	49,117,562	1.14	0.45	0.60	25.20	25.39
2022	63.69	110.44	503,327	40,903,658	1.33	0.45	0.60	(20.07)	(19.95)
2021	79.56	138.17	520,428	52,985,956	1.15	0.45	0.60	24.89	25.08

FS-82

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Vanguard, continued:
Conservative
2025	39.14	39.71	217,379	8,601,228	2.55	0.45	0.60	12.06	12.23
2024	34.93	35.38	201,836	7,115,870	2.80	0.45	0.60	6.84	7.01
2023	32.69	33.06	224,365	7,394,386	1.89	0.45	0.60	11.84	12.01
2022	29.23	29.52	217,515	6,407,778	2.38	0.45	0.60	(15.40)	(15.28)
2021	34.56	34.84	213,302	7,422,325	1.59	0.45	0.60	5.36	5.51

Moderate
2025	51.33	51.95	136,323	7,075,834	2.40	0.45	0.60	15.49	15.67
2024	44.45	44.91	148,251	6,654,577	2.34	0.45	0.60	9.66	9.83
2023	40.53	40.89	166,630	6,811,097	1.81	0.45	0.60	14.86	15.03
2022	35.29	35.55	99,335	3,529,120	2.41	0.45	0.60	(16.43)	(16.30)
2021	42.22	42.47	90,602	3,832,645	1.26	0.45	0.60	9.42	9.58

Short-Term
2025	12.89	13.07	1,870,510	24,385,878	4.17	0.45	0.60	6.22	6.38
2024	12.13	12.29	2,130,197	26,107,761	3.56	0.45	0.60	4.26	4.42
2023	11.64	11.77	1,988,128	23,344,335	2.11	0.45	0.60	5.53	5.68
2022	11.03	11.14	2,175,845	24,176,045	1.64	0.45	0.60	(6.28)	(6.14)
2021	11.77	11.87	2,409,536	28,533,095	2.12	0.45	0.60	(1.05)	(0.90)

International Stock
2025	33.46	33.70	380,059	12,800,491	2.73	0.45	0.60	31.26	31.45
2024	25.49	25.64	381,106	9,766,363	2.96	0.45	0.60	4.42	4.58
2023	24.41	24.51	349,477	8,564,576	2.85	0.45	0.60	14.86	15.03
2022	21.25	21.31	367,801	7,836,993	3.28	0.45	0.60	(16.51)	(16.39)
2021	25.46	25.49	349,524	8,908,188	1.71	0.45	0.60	7.88	8.04

Global Bond
2025	21.53	21.71	83,172	1,802,529	3.02	0.45	0.60	5.06	5.22
2024	20.49	20.63	99,126	2,041,534	2.88	0.45	0.60	1.42	1.57
2023	20.21	20.31	103,152	2,092,270	1.95	0.45	0.60	5.88	6.04
2022	19.08	19.16	108,935	2,084,407	2.98	0.45	0.60	(13.65)	(13.52)
2021	22.10	22.15	120,859	2,674,635	1.43	0.45	0.60	(2.43)	(2.28)

Equity Income
2025	60.28	104.63	285,020	22,303,341	2.49	0.45	0.60	16.10	16.27
2024	51.84	90.12	308,373	20,689,200	3.01	0.45	0.60	14.43	14.60
2023	45.23	78.76	368,409	22,256,110	2.63	0.45	0.60	7.46	7.62
2022	42.03	73.29	385,388	22,359,207	2.47	0.45	0.60	(1.25)	(1.11)
2021	42.50	74.22	384,794	23,013,348	1.90	0.45	0.60	24.58	24.77

FS-83

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Vanguard, continued:
High Yield Bond
2025	12.52	23.14	843,406	13,743,073	6.18	0.45	0.60	8.53	8.69
2024	11.52	21.32	825,788	12,763,580	5.68	0.45	0.60	5.81	5.97
2023	10.87	20.15	847,758	12,372,045	5.89	0.45	0.60	11.00	11.17
2022	9.78	18.16	715,544	10,309,385	5.07	0.45	0.60	(9.90)	(9.77)
2021	10.84	20.15	1,024,954	15,248,284	4.16	0.45	0.60	3.06	3.21

Growth
2025	91.76	100.80	288,265	28,148,234	0.21	0.45	0.60	16.19	16.36
2024	78.86	86.75	322,233	26,991,063	0.27	0.45	0.60	32.34	32.53
2023	59.50	65.56	350,732	22,179,684	0.24	0.45	0.60	39.30	39.51
2022	42.65	47.06	378,337	17,159,987	-	0.45	0.60	(33.76)	(33.66)
2021	64.29	71.05	420,277	28,682,518	0.03	0.45	0.60	17.16	17.33

Balanced
2025	55.42	88.93	369,259	26,458,792	2.12	0.45	0.60	15.77	15.94
2024	47.80	76.81	409,155	25,711,012	2.23	0.45	0.60	14.11	14.28
2023	41.82	67.31	419,578	23,681,697	2.05	0.45	0.60	13.65	13.82
2022	36.75	59.23	455,062	22,773,079	1.94	0.45	0.60	(14.81)	(14.69)
2021	43.07	69.53	482,192	28,381,544	1.72	0.45	0.60	18.31	18.48

International
2025	51.23	67.44	608,727	35,509,681	0.85	0.45	0.60	19.25	19.43
2024	42.90	56.56	682,720	33,265,633	1.22	0.45	0.60	8.36	8.52
2023	39.53	52.19	748,178	33,931,623	1.58	0.45	0.60	13.97	14.14
2022	34.63	45.80	702,766	28,756,863	1.31	0.45	0.60	(30.54)	(30.43)
2021	49.78	65.93	849,896	49,179,570	0.27	0.45	0.60	(2.13)	(1.98)

Diversified
2025	48.03	71.10	267,620	17,642,335	1.55	0.45	0.60	16.13	16.30
2024	41.30	61.23	300,195	16,854,493	1.57	0.45	0.60	14.20	14.37
2023	36.11	53.62	330,612	16,428,641	1.42	0.45	0.60	19.41	19.59
2022	30.20	44.90	365,234	15,303,267	1.15	0.45	0.60	(12.02)	(11.88)
2021	34.27	51.03	398,630	19,143,332	1.07	0.45	0.60	29.69	29.88

Small Company Growth
2025	49.71	94.79	153,250	13,429,327	0.49	0.45	0.60	5.48	5.63
2024	47.06	89.87	172,344	14,190,446	0.55	0.45	0.60	10.71	10.88
2023	42.44	81.18	204,210	15,206,543	0.41	0.45	0.60	18.93	19.11
2022	35.63	68.25	222,155	13,863,420	0.27	0.45	0.60	(25.80)	(25.69)
2021	47.95	91.98	241,603	20,391,329	0.37	0.45	0.60	13.54	13.71

FS-84

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Allspring:
Discovery
2025	81.69	81.69	5,484	447,969	-	0.60	0.60	4.76	4.76
2024	77.98	77.98	5,942	463,310	-	0.60	0.60	17.42	17.42
2023	66.41	66.41	6,771	449,633	-	0.60	0.60	19.43	19.43
2022	55.60	55.60	8,981	499,396	-	0.60	0.60	(38.22)	(38.22)
2021	90.00	90.00	10,517	946,510	-	0.60	0.60	(5.61)	(5.61)

Opportunity
2025	249.88	249.88	869	217,112	0.05	0.60	0.60	6.08	6.08
2024	235.57	235.57	869	204,765	0.05	0.60	0.60	14.36	14.36
2023	205.99	205.99	870	179,144	-	0.60	0.60	25.75	25.75
2022	163.82	163.82	884	144,812	-	0.60	0.60	(21.28)	(21.28)
2021	208.10	208.10	1,281	266,522	0.04	0.60	0.60	24.03	24.03

ProFunds:
Bull
2025	129.50	129.50	12,097	1,566,524	0.39	0.90	0.90	14.53	14.53
2024	113.07	113.07	12,097	1,367,772	0.72	0.90	0.90	21.39	21.39
2023	93.15	93.15	12,097	1,126,740	-	0.90	0.90	22.64	22.64
2022	75.95	75.95	15,837	1,202,874	-	0.90	0.90	(20.45)	(20.45)
2021	95.48	95.48	15,889	1,517,112	-	0.90	0.90	25.21	25.21

Europe
2025	54.26	54.26	1,597	86,657	2.38	0.90	0.90	28.43	28.43
2024	42.25	42.25	1,597	67,472	1.87	0.90	0.90	3.41	3.41
2023	40.86	40.86	1,597	65,248	2.13	0.90	0.90	16.42	16.42
2022	35.09	35.09	1,748	61,356	1.35	0.90	0.90	(8.59)	(8.59)
2021	38.39	38.39	2,299	88,268	0.90	0.90	0.90	23.42	23.42

Mid-Cap
2025	-	-	-	-	-	-	-	-	-
2024	44.02	44.02	-	-	-	0.90	0.90	(1.18)	(1.18)
2023	42.07	42.07	-	-	0.42	0.90	0.90	3.02	3.02
2022	90.21	90.21	124	11,167	0.18	0.90	0.90	(9.27)	(9.27)
2021	99.42	99.42	335	33,267	0.26	0.90	0.90	27.38	27.38

NASDAQ-100
2025	82.96	82.96	102	8,482	0.39	0.90	0.90	17.54	17.54
2024	70.58	70.58	102	7,216	0.41	0.90	0.90	22.30	22.30
2023	57.71	57.71	201	11,576	-	0.90	0.90	44.43	44.43
2022	38.05	38.05	170	6,460	-	0.90	0.90	(18.74)	(18.74)
2021	73.84	73.84	284	20,986	-	0.90	0.90	1.57	1.57

FS-85

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
ProFunds, continued:
Small-Cap
2025	46.93	46.93	118	5,515	1.03	0.90	0.90	9.92	9.92
2024	42.69	42.69	118	5,017	1.33	0.90	0.90	8.52	8.52
2023	39.34	39.34	118	4,624	-	0.90	0.90	13.89	13.89
2022	34.54	34.54	208	7,176	-	0.90	0.90	(22.54)	(22.54)
2021	44.59	44.59	129	5,737	-	0.90	0.90	5.07	5.07

Small-Cap Value
2025	-	-	-	-	-	-	-	-	-
2024	45.01	45.01	-	-	-	0.90	0.90	(4.10)	(4.10)
2023	42.96	42.96	-	-	0.03	0.90	0.90	1.44	1.44
2022	78.60	78.60	114	8,985	-	0.90	0.90	(13.20)	(13.20)
2021	90.55	90.55	151	13,716	0.09	0.90	0.90	27.42	27.42

Classic Dow
2025	22.57	22.57	-	-	-	0.90	0.90	(0.31)	(0.31)
2024	-	-	-	-	-	-	-	-	-
2023	20.60	20.60	-	-	0.06	0.90	0.90	2.91	2.91
2022	64.00	64.00	174	11,112	-	0.90	0.90	(9.66)	(9.66)
2021	70.85	70.85	76	5,401	-	0.90	0.90	16.45	16.45

Bear
2025	10.34	10.34	316	3,269	3.56	0.90	0.90	(15.23)	(15.23)
2024	12.20	12.20	252	3,074	8.45	0.90	0.90	(14.49)	(14.49)
2023	14.27	14.27	76	1,081	0.31	0.90	0.90	(16.04)	(16.04)
2022	16.99	16.99	1,283	21,793	-	0.90	0.90	16.07	16.07
2021	14.64	14.64	219	3,209	-	0.90	0.90	(25.30)	(25.30)

Short NASDAQ
2025	7.99	7.99	351	2,802	5.08	0.90	0.90	(14.89)	(14.89)
2024	10.21	10.21	620	6,330	7.11	0.90	0.90	(14.88)	(14.88)
2023	12.29	12.29	-	-	-	0.90	0.90	(26.23)	(26.23)
2022	0.95	0.95	24,186	22,933	-	0.90	0.90	33.86	33.86
2021	0.71	0.71	2,945	2,086	-	0.90	0.90	(25.81)	(25.81)

Short Small-Cap
2025	-	-	-	-	-	-	-	-	-
2024	-	-	-	-	-	-	-	-	-
2023	22.09	22.09	-	-	-	0.90	0.90	(4.66)	(4.66)
2022	26.32	26.32	285	7,506	-	0.90	0.90	29.65	29.65
2021	22.33	22.33	228	5,101	-	0.90	0.90	(24.02)	(24.02)

FS-86

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
ProFunds, continued:
Short Dow
2025	4.31	4.31	450	1,940	3.29	0.90	0.90	(10.11)	(10.11)
2024	4.80	4.80	150	718	3.35	0.90	0.90	(7.68)	(7.68)
2023	5.19	5.19	150	778	-	0.90	0.90	(8.91)	(8.91)
2022	5.70	5.70	150	854	-	0.90	0.90	4.78	4.78
2021	5.44	5.44	150	815	-	0.90	0.90	(20.51)	(20.51)

UltraMid
2025	70.92	70.92	315	22,347	1.12	0.90	0.90	2.28	2.28
2024	69.34	69.34	315	21,849	0.57	0.90	0.90	15.97	15.97
2023	59.79	59.79	315	18,841	-	0.90	0.90	21.12	21.12
2022	49.36	49.36	698	34,453	-	0.90	0.90	(32.77)	(32.77)
2021	73.43	73.43	315	23,138	-	0.90	0.90	35.64	35.64

UltraOTC
2025	894.33	894.33	3,183	2,846,791	0.23	0.90	0.90	28.10	28.10
2024	698.16	698.16	3,170	2,213,171	0.30	0.90	0.90	40.14	40.14
2023	498.19	498.19	3,199	1,593,758	-	0.90	0.90	113.55	113.55
2022	233.29	233.29	3,146	734,024	-	0.90	0.90	(61.28)	(61.28)
2021	602.51	602.51	3,144	1,894,176	-	0.90	0.90	51.15	51.15

UltraSmall
2025	23.65	23.65	1,006	23,793	0.98	0.90	0.90	11.92	11.92
2024	21.13	21.13	1,287	27,180	0.60	0.90	0.90	9.70	9.70
2023	19.26	19.26	739	14,232	-	0.90	0.90	21.34	21.34
2022	15.87	15.87	739	11,730	-	0.90	0.90	(44.19)	(44.19)
2021	28.44	28.44	739	21,017	-	0.90	0.90	2.09	2.09

UltraBull
2025	203.60	203.60	1,121	228,245	0.76	0.90	0.90	23.27	23.27
2024	165.16	165.16	1,208	199,578	0.61	0.90	0.90	40.74	40.74
2023	117.35	117.35	1,230	144,301	-	0.90	0.90	43.94	43.94
2022	81.53	81.53	1,001	81,614	-	0.90	0.90	(39.66)	(39.66)
2021	135.12	135.12	1,063	143,601	-	0.90	0.90	56.73	56.73

U.S. Gov. Plus
2025	33.91	33.91	341	11,550	2.97	0.90	0.90	0.27	0.27
2024	33.82	33.82	341	11,543	3.36	0.90	0.90	(13.61)	(13.61)
2023	39.15	39.15	381	14,933	6.74	0.90	0.90	(0.85)	(0.85)
2022	39.49	39.49	171	6,753	-	0.90	0.90	(42.23)	(42.23)
2021	68.35	68.35	25	1,741	-	0.90	0.90	(7.92)	(7.92)

FS-87

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
ProFunds, continued:
Opportunity
2025	-	-	-	-	-	-	-	-	-
2024	28.97	28.97	-	-	-	0.90	0.90	2.01	2.01
2023	44.70	44.70	-	-	0.01	0.90	0.90	19.73	19.73
2022	4.24	4.24	14,103	59,868	-	0.90	0.90	57.06	57.06
2021	2.70	2.70	16,561	44,759	-	0.90	0.90	(0.97)	(0.97)

Oil & Gas
2025	86.53	86.53	856	74,034	2.23	0.90	0.90	4.92	4.92
2024	82.48	82.48	856	70,566	2.09	0.90	0.90	2.84	2.84
2023	80.20	80.20	966	77,508	2.33	0.90	0.90	(3.36)	(3.36)
2022	82.99	82.99	1,274	105,723	1.10	0.90	0.90	58.01	58.01
2021	52.52	52.52	1,654	86,889	1.49	0.90	0.90	50.57	50.57

Precious Metals
2025	69.50	69.50	1,728	120,102	1.96	0.90	0.90	148.09	148.09
2024	28.02	28.02	1,881	52,701	3.06	0.90	0.90	5.62	5.62
2023	26.53	26.53	1,716	45,508	-	0.90	0.90	0.57	0.57
2022	26.37	26.37	3,456	91,138	-	0.90	0.90	(11.82)	(11.82)
2021	29.91	29.91	3,358	100,435	-	0.90	0.90	(9.75)	(9.75)

Real Estate
2025	100.98	100.98	849	85,758	1.56	0.90	0.90	(0.27)	(0.27)
2024	101.25	101.25	849	85,987	1.38	0.90	0.90	2.61	2.61
2023	98.67	98.67	849	83,797	1.14	0.90	0.90	8.75	8.75
2022	90.73	90.73	1,005	91,178	0.76	0.90	0.90	(27.21)	(27.21)
2021	124.65	124.65	969	120,804	0.02	0.90	0.90	35.85	35.85

High Yield
2025	25.85	25.85	-	-	1.05	0.90	0.90	(0.86)	(0.86)
2024	-	-	-	-	-	-	-	-	-
2023	24.75	24.75	-	-	-	0.90	0.90	3.15	3.15
2022	24.63	24.63	732.00	18,039.00	3.87	0.90	0.90	(8.79)	(8.79)
2021	27.00	27.00	541.00	14,603.00	2.54	0.90	0.90	(0.32)	(0.32)

Money Market
2025	1.05	1.05	23,283	24,456	3.23	0.90	0.90	2.35	2.35
2024	1.03	1.03	26,067	26,752	4.33	0.90	0.90	3.36	3.36
2023	0.99	0.99	163,819	162,654	4.24	0.90	0.90	3.22	3.22
2022	0.96	0.96	37,056	35,645	0.79	0.90	0.90	0.14	0.14
2021	0.96	0.96	363,221	348,913	0.01	0.90	0.90	(0.88)	(0.88)

FS-88

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Pimco:
Commodity
2025	12.35	12.43	227,781	2,817,718	2.89	0.45	0.60	18.09	18.26
2024	10.46	10.51	238,656	2,498,419	2.21	0.45	0.60	3.53	3.69
2023	10.10	10.14	266,623	2,695,652	16.34	0.45	0.60	(8.40)	(8.27)
2022	11.03	11.05	286,762	3,160,892	20.90	0.45	0.60	7.97	8.13
2021	10.21	10.22	271,685	2,774,064	4.25	0.45	0.60	32.55	32.74

Total Return
2025	13.29	16.59	756,486	10,646,667	4.11	0.45	0.60	8.24	8.40
2024	12.26	15.33	871,583	11,403,284	4.05	0.45	0.60	1.92	2.07
2023	12.01	15.04	861,307	11,165,396	3.57	0.45	0.60	5.30	5.46
2022	11.39	14.28	891,294	11,074,144	2.61	0.45	0.60	(14.81)	(14.68)
2021	13.35	16.77	967,973	14,073,768	1.83	0.45	0.60	(1.85)	(1.71)

Low Duration
2025	11.89	11.89	833	9,903	3.94	0.60	0.60	4.90	4.90
2024	11.34	11.34	833	9,442	3.98	0.60	0.60	3.87	3.87
2023	10.92	10.92	980	10,699	3.60	0.60	0.60	4.35	4.35
2022	10.46	10.46	1,051	10,998	1.69	0.60	0.60	(6.30)	(6.30)
2021	11.17	11.17	1,054	11,765	0.48	0.60	0.60	(1.51)	(1.51)

Lincoln:
Mid Cap Value II
2025	22.04	22.10	104,495	2,305,682	2.03	0.45	0.60	8.34	8.51
2024	20.34	20.36	103,369	2,103,851	1.90	0.45	0.60	6.40	6.50
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-

International II
2025	12.35	12.38	16,538	204,214	1.22	0.45	0.60	0.14	15.29
2024	10.71	10.72	16,275	174,313	0.58	0.45	0.60	(0.18)	(0.08)
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-

Inflation II
2025	10.04	10.06	154,479	1,553,894	7.89	0.45	0.60	5.97	6.13
2024	9.47	9.48	171,834	1,629,197	3.61	0.45	0.60	2.98	3.08
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-

FS-89

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
American Funds:
IS Growth-Inc
2025	108.52	123.11	11,957	1,442,645	1.19	0.45	0.60	17.66	17.84
2024	92.23	104.47	11,377	1,152,795	1.44	0.45	0.60	23.79	23.98
2023	74.50	84.27	9,742	790,759	1.64	0.45	0.60	25.72	25.90
2022	59.26	66.93	7,466	494,075	1.57	0.45	0.60	(16.79)	(16.66)
2021	71.22	80.31	6,951	551,584	1.50	0.45	0.60	23.76	23.86

IS Growth
2025	227.21	257.40	12,152	2,975,660	0.24	0.45	0.60	19.81	19.99
2024	189.64	214.52	14,528	2,879,713	0.76	0.45	0.60	31.17	31.37
2023	144.58	163.30	13,384	2,018,573	0.83	0.45	0.60	37.99	38.19
2022	104.78	118.17	7,154	804,772	0.60	0.45	0.60	(30.18)	(30.07)
2021	150.06	168.98	7,159	1,147,447	0.51	0.45	0.60	21.57	21.75

Blue Chip
2025	28.08	30.92	52,310	1,574,594	1.49	0.45	0.60	16.80	16.97
2024	24.04	26.43	102,728	2,562,540	3.57	0.45	0.60	18.68	18.86
2023	20.26	22.24	28,612	627,151	1.91	0.45	0.60	16.96	17.13
2022	17.32	18.98	36,473	678,147	2.13	0.45	0.60	(8.83)	(8.69)
2021	19.00	20.79	28,828	586,366	1.71	0.45	0.60	27.35	27.54

IS International
2025	22.62	28.88	18,220	510,044	1.62	0.45	0.60	22.13	26.47
2024	22.09	22.83	18,652	425,364	1.75	0.45	0.60	2.77	2.93
2023	21.49	22.18	7,936	175,460	1.61	0.45	0.60	15.43	15.60
2022	18.62	19.19	7,338	140,369	1.86	0.45	0.60	(21.04)	(20.93)
2021	23.58	24.27	9,921	240,247	2.62	0.45	0.60	(1.82)	(1.68)

IS New World
2025	40.18	40.96	33,693	1,377,687	1.38	0.45	0.60	27.84	28.03
2024	31.43	31.99	32,891	1,050,722	1.60	0.45	0.60	6.21	6.37
2023	29.59	30.07	37,064	1,112,124	1.69	0.45	0.60	15.53	15.70
2022	25.62	25.99	43,832	1,137,319	1.69	0.45	0.60	(22.33)	(22.21)
2021	32.98	33.41	30,028.00	1,002,473.00	1.29	0.45	0.60	4.54	4.69

Franklin Templeton:
Global Inc.
2025	14.86	24.16	147,921	3,258,714	-	0.45	0.60	15.04	15.21
2024	12.90	21.00	163,215	3,145,452	-	0.45	0.60	(11.90)	(11.77)
2023	14.62	23.84	206,830	4,539,114	-	0.45	0.60	2.27	2.43
2022	14.27	23.31	229,316	4,940,150	-	0.45	0.60	(5.52)	(5.38)
2021	15.08	24.67	237,829	5,445,563	-	0.45	0.60	(5.56)	(5.42)

FS-90

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS:
Utilities IC
2025	60.44	86.76	21,122	1,703,578	2.90	0.45	0.60	14.32	14.49
2024	52.79	75.89	24,408	1,737,816	2.19	0.45	0.60	10.99	11.16
2023	47.49	68.38	30,959	1,975,716	3.52	0.45	0.60	(2.69)	(2.55)
2022	48.73	70.27	34,994	2,242,697	2.55	0.45	0.60	0.16	0.31
2021	48.58	70.16	34,638	2,234,792	1.75	0.45	0.60	13.41	13.58

Mid Cap
2025	17.57	17.74	61,496	1,086,763	-	0.45	0.60	3.05	3.20
2024	17.05	17.19	82,880	1,419,208	-	0.45	0.60	14.03	14.20
2023	14.95	15.06	56,223	844,699	-	0.45	0.60	20.60	20.78
2022	12.40	12.47	51,328	638,660	-	0.45	0.60	(29.12)	(29.02)
2021	17.49	17.56	47,242	828,417	-	0.45	0.60	13.43	13.60

Research
2025	27.36	27.69	107,023	2,956,691	1.41	0.45	0.60	21.32	21.51
2024	22.52	22.82	124,342	2,830,480	1.61	0.45	0.60	2.47	2.63
2023	21.94	22.27	152,802	3,390,676	1.06	0.45	0.60	12.34	12.51
2022	19.50	19.82	169,057	3,341,169	1.88	0.45	0.60	(18.07)	(17.95)
2021	23.77	24.20	168,555	4,067,740	0.82	0.45	0.60	10.90	11.07

Summit:
S&P 500
2025	421.66	468.11	13,510	5,917,473	1.14	0.45	0.60	16.80	16.98
2024	360.46	400.76	13,472	5,056,973	1.20	0.45	0.60	23.88	24.07
2023	290.53	323.50	16,704	5,029,014	1.23	0.45	0.60	25.17	25.36
2022	231.76	258.44	19,781	4,717,943	1.33	0.45	0.60	(18.83)	(18.71)
2021	285.08	318.38	17,703	5,362,000	1.36	0.45	0.60	27.65	27.84

EAFE Intl.
2025	156.89	167.12	12,091	1,899,319	2.68	0.45	0.60	30.12	30.32
2024	120.39	128.43	7,658	932,320	2.67	0.45	0.60	2.52	2.68
2023	117.25	125.27	8,325	994,145	2.97	0.45	0.60	17.07	17.25
2022	100.01	107.00	8,775	893,284	3.58	0.45	0.60	(15.09)	(14.96)
2021	117.60	126.02	8,944	1,072,528	1.70	0.45	0.60	10.21	10.38

S&P MidCap
2025	272.47	272.47	1,970	536,705	1.11	0.60	0.60	6.50	6.50
2024	255.85	255.85	1,994	510,250	1.23	0.60	0.60	12.84	12.84
2023	226.75	226.75	1,985	450,192	1.14	0.60	0.60	15.43	15.43
2022	196.44	196.44	2,997	588,678	0.94	0.60	0.60	(13.85)	(13.85)
2021	228.02	228.02	3,267	744,847	0.90	0.60	0.60	23.67	23.67

FS-91

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
Growth
2025	29.03	29.39	209,658	6,091,012	1.71	0.45	0.60	7.42	7.58
2024	27.02	27.32	237,573	6,424,880	1.83	0.45	0.60	11.49	11.66
2023	24.24	24.46	254,290	6,167,343	1.31	0.45	0.60	14.97	15.14
2022	21.08	21.25	268,718	5,668,051	0.96	0.45	0.60	(15.44)	(15.32)
2021	24.93	25.09	299,949	7,482,443	0.98	0.45	0.60	15.18	15.35

Mod. Growth
2025	28.02	28.02	190,324	5,332,426	2.03	0.45	0.60	7.86	8.02
2024	25.94	25.98	198,666	5,160,203	1.92	0.45	0.60	9.51	9.67
2023	23.65	23.72	212,318	5,035,710	1.35	0.45	0.60	13.11	13.28
2022	20.88	20.97	224,780	4,713,041	0.97	0.45	0.60	(15.12)	(14.99)
2021	24.56	24.70	256,950	6,346,373	1.00	0.45	0.60	12.97	13.13

Moderate
2025	25.45	25.57	323,825	8,245,764	2.47	0.45	0.60	6.34	6.50
2024	23.93	24.01	351,082	8,405,402	2.18	0.45	0.60	7.05	7.22
2023	22.36	22.39	398,465	8,909,844	1.42	0.45	0.60	11.26	11.42
2022	20.09	20.10	446,055	8,963,628	1.06	0.45	0.60	(14.69)	(14.56)
2021	23.52	23.55	517,918	12,198,020	1.04	0.45	0.60	9.41	9.57

Russell Small Cap
2025	160.87	163.12	37,498	6,105,361	1.60	0.45	0.60	11.78	11.95
2024	143.91	145.71	38,711	5,630,774	1.10	0.45	0.60	10.56	10.73
2023	130.16	131.59	43,377	5,702,371	0.88	0.45	0.60	15.91	16.08
2022	112.30	113.36	45,549	5,161,971	0.81	0.45	0.60	(20.99)	(20.87)
2021	142.13	143.26	47,626	6,829,468	0.75	0.45	0.60	13.84	14.01

T. Rowe:
Blue Chip
2025	88.09	93.14	204,122	18,533,010	-	0.45	0.60	18.03	18.20
2024	74.64	78.79	179,148	13,681,230	-	0.45	0.60	34.70	34.90
2023	55.41	58.41	207,252	11,713,204	-	0.45	0.60	48.40	48.62
2022	37.34	39.30	238,633	9,072,353	-	0.45	0.60	(38.87)	(38.78)
2021	61.08	64.19	272,068	16,954,947	-	0.45	0.60	16.92	17.09

Morgan Stanley:
Emerging Markets
2025	23.86	32.00	392,755	11,093,113	0.40	0.45	0.60	32.17	32.37
2024	18.03	24.21	462,830	9,828,092	1.35	0.45	0.60	7.17	7.33
2023	16.80	22.59	505,011	10,021,614	1.62	0.45	0.60	11.31	11.47
2022	15.07	20.30	525,990	9,458,657	0.44	0.45	0.60	(25.53)	(25.42)
2021	20.20	27.26	537,834	12,958,010	0.83	0.45	0.60	2.37	2.53

FS-92

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
DFA:
Bond
2025	12.43	13.40	1,271,967	15,920,849	3.91	0.45	0.60	3.73	3.88
2024	11.96	12.92	1,621,188	19,504,335	4.84	0.45	0.60	4.75	4.91
2023	11.40	12.33	1,698,961	19,503,244	3.74	0.45	0.60	4.43	4.58
2022	10.90	11.81	1,493,470	16,447,731	1.41	0.45	0.60	(6.89)	(6.75)
2021	11.69	12.68	2,177,063	25,717,492	0.77	0.45	0.60	(1.63)	(1.48)

Small
2025	25.69	30.55	550,806	14,454,680	3.28	0.45	0.60	36.17	36.37
2024	18.84	22.43	633,049	12,146,746	3.39	0.45	0.60	3.19	3.35
2023	18.23	21.74	660,250	12,263,244	3.27	0.45	0.60	13.43	13.60
2022	16.05	19.16	683,459	11,263,156	2.63	0.45	0.60	(18.13)	(18.01)
2021	19.57	23.41	657,439	13,231,616	2.73	0.45	0.60	13.88	14.05

Value
2025	28.17	31.01	977,576	28,441,707	4.27	0.45	0.60	44.77	44.99
2024	19.43	21.42	1,163,867	23,377,339	3.91	0.45	0.60	5.98	6.14
2023	18.31	20.21	1,231,414	23,373,293	4.55	0.45	0.60	17.16	17.33
2022	15.60	17.25	1,364,249	22,086,807	3.91	0.45	0.60	(4.03)	(3.89)
2021	16.23	17.97	1,472,304	24,880,989	4.06	0.45	0.60	17.41	17.59

Fixed
2025	11.56	11.86	1,319,355	15,548,162	4.24	0.45	0.60	3.71	3.87
2024	11.15	11.41	1,347,177	15,288,819	5.01	0.45	0.60	4.85	5.01
2023	10.64	10.87	1,393,981	15,052,926	3.69	0.45	0.60	4.36	4.51
2022	10.19	10.40	1,509,028	15,594,991	1.29	0.45	0.60	(1.74)	(1.60)
2021	10.37	10.57	1,495,768	15,720,054	0.01	0.45	0.60	(0.79)	(0.64)

Large
2025	57.56	65.52	450,350	26,396,262	1.84	0.45	0.60	15.14	15.31
2024	49.92	56.91	515,783	26,212,184	2.04	0.45	0.60	12.70	12.87
2023	44.23	50.49	544,363	24,565,246	2.24	0.45	0.60	10.26	10.43
2022	40.05	45.80	552,109	22,698,898	2.21	0.45	0.60	(5.44)	(5.30)
2021	42.29	48.43	581,076	25,265,655	1.81	0.45	0.60	26.28	26.47

Targeted
2025	46.89	49.30	486,757	22,979,666	1.82	0.45	0.60	8.30	8.46
2024	43.23	45.53	518,379	22,576,192	1.44	0.45	0.60	7.49	7.65
2023	40.16	42.36	511,707	20,687,815	1.60	0.45	0.60	19.32	19.50
2022	33.61	35.50	472,981	16,025,375	1.30	0.45	0.60	(4.78)	(4.64)
2021	35.24	37.28	526,485	18,700,315	1.50	0.45	0.60	38.85	39.06

FS-93

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
DFA, continued:
Global
2025	23.26	23.56	680,458	15,998,325	2.76	0.45	0.60	14.00	14.17
2024	20.41	20.64	613,852	12,669,569	2.66	0.45	0.60	11.32	11.48
2023	18.33	18.51	661,494	12,245,639	2.67	0.45	0.60	14.04	14.21
2022	16.08	16.21	701,363	11,368,705	1.40	0.45	0.60	(11.49)	(11.36)
2021	18.16	18.29	750,980	13,732,292	1.47	0.45	0.60	13.52	13.69

Equity
2025	23.05	23.26	197,904	4,601,599	1.91	0.45	0.60	19.23	19.41
2024	19.33	19.48	231,278	4,503,965	2.11	0.45	0.60	14.41	14.58
2023	16.90	17.00	233,783	3,971,608	3.07	0.45	0.60	19.43	19.61
2022	14.15	14.21	151,422	2,149,931	1.79	0.45	0.60	(14.20)	(14.07)
2021	16.49	16.54	153,705	2,540,306	2.52	0.45	0.60	23.63	23.82

FS-94

7. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2025	2024
Calvert:
Balanced
Units issued	1,552	15,997
Units redeemed	(8,824)	(28,952)
Net increase(decrease)	(7,272)	(12,955)

Mid Cap
Units issued	1	-
Units redeemed	(199)	(393)
Net increase(decrease)	(198)	(393)

Scudder:
Small Cap
Units issued	-	-
Units redeemed	(69)	(341)
Net increase(decrease)	(69)	(341)

Small Mid Value
Units issued	26,111	37,093
Units redeemed	(32,818)	(63,390)
Net increase(decrease)	(6,707)	(26,297)

Thematic
Units issued	36,788	50,848
Units redeemed	(41,682)	(56,080)
Net increase(decrease)	(4,894)	(5,232)

Growth
Units issued	401	312
Units redeemed	(836)	(3,178)
Net increase(decrease)	(435)	(2,866)

Fidelity:
Overseas IC
Units issued	38,560	40,063
Units redeemed	(43,172)	(58,148)
Net increase(decrease)	(4,612)	(18,085)

Inv. Grade Bond IC
Units issued	2,229,372	2,409,788
Units redeemed	(2,274,719)	(2,372,760)
Net increase(decrease)	(45,347)	37,028

FS-95

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
Fidelity, continued:
Equity Income IC
Units issued	11,691	10,805
Units redeemed	(12,966)	(11,348)
Net increase(decrease)	(1,275)	(543)

Growth IC
Units issued	9,133	11,640
Units redeemed	(10,593)	(11,660)
Net increase(decrease)	(1,460)	(20)

High Income IC
Units issued	158,659	124,757
Units redeemed	(146,118)	(168,228)
Net increase(decrease)	12,541	(43,471)

High Income SC
Units issued	5,496	1
Units redeemed	(1,448)	(76)
Net increase(decrease)	4,048	(75)

Contrafund IC
Units issued	39,777	40,780
Units redeemed	(56,300)	(48,799)
Net increase(decrease)	(16,523)	(8,019)

Contrafund SC
Units issued	745	1,225
Units redeemed	(909)	(378)
Net increase(decrease)	(164)	847

Mid Cap IC
Units issued	16,284	31,037
Units redeemed	(24,732)	(24,637)
Net increase(decrease)	(8,448)	6,400

Mid Cap SC
Units issued	1	-
Units redeemed	(33)	(54)
Net increase(decrease)	(32)	(54)

FS-96

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
Fidelity, continued:
Strategic
Units issued	1,036,205	1,278,741
Units redeemed	(1,052,791)	(1,243,814)
Net increase(decrease)	(16,586)	34,927

Money Market
Units issued	80,369,238	49,159,392
Units redeemed	(80,207,002)	(55,198,400)
Net increase(decrease)	162,236	(6,039,008)

AIM:
Dividend
Units issued	103	204
Units redeemed	(487)	(446)
Net increase(decrease)	(384)	(242)

Health
Units issued	12	161
Units redeemed	(471)	(16)
Net increase(decrease)	(459)	145

Technology
Units issued	55	1,620
Units redeemed	(1,507)	(7,953)
Net increase(decrease)	(1,452)	(6,333)

Intl. Growth
Units issued	18,952	18,370
Units redeemed	(17,217)	(21,843)
Net increase(decrease)	1,735	(3,473)

Franchise
Units issued	248	54
Units redeemed	(431)	(50)
Net increase(decrease)	(183)	4

Janus:
Growth
Units issued	-	-
Units redeemed	(6)	(1)
Net increase(decrease)	(6)	(1)

FS-97

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
Neuberger Berman:
Mid-Cap
Units issued	-	-
Units redeemed	(5)	(3)
Net increase(decrease)	(5)	(3)

Bond
Units issued	-	-
Units redeemed	(2)	-
Net increase(decrease)	(2)	-

Equity
Units issued	716	4,733
Units redeemed	(1,566)	(17,797)
Net increase(decrease)	(850)	(13,064)

Regency
Units issued	13,195	15,523
Units redeemed	(14,104)	(17,070)
Net increase(decrease)	(909)	(1,547)

Rydex:
Nova
Units issued	23,835	9,788
Units redeemed	(30,834)	(8,826)
Net increase(decrease)	(6,999)	962

NASDAQ
Units issued	2,035	15,515
Units redeemed	(4,244)	(20,888)
Net increase(decrease)	(2,209)	(5,373)

Precious Metals
Units issued	279,957	516,743
Units redeemed	(254,225)	(548,390)
Net increase(decrease)	25,732	(31,647)

Inv. S&P 500
Units issued	224,013	290,280
Units redeemed	(168,469)	(388,254)
Net increase(decrease)	55,544	(97,974)

FS-98

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
Rydex, continued:
Gov. Long Bond
Units issued	6,349	11,801
Units redeemed	(10,909)	(39,941)
Net increase(decrease)	(4,560)	(28,140)

Inverse NASDAQ
Units issued	550,818	257,264
Units redeemed	(526,646)	(370,098)
Net increase(decrease)	24,172	(112,834)

Inv. Long Bond
Units issued	2,023	6,090
Units redeemed	(1,937)	(9,826)
Net increase(decrease)	86	(3,736)

Russell
Units issued	674	3,193
Units redeemed	(2,105)	(1,828)
Net increase(decrease)	(1,431)	1,365

Third Avenue:
Value
Units issued	13,961	7,954
Units redeemed	(10,284)	(8,718)
Net increase(decrease)	3,677	(764)

Vanguard:
Equity Index
Units issued	1,627,375	1,568,843
Units redeemed	(1,745,659)	(1,633,591)
Net increase(decrease)	(118,284)	(64,748)

Total Bond
Units issued	13,142,823	11,414,872
Units redeemed	(13,481,895)	(11,004,790)
Net increase(decrease)	(339,072)	410,082

REIT Index
Units issued	712,202	784,674
Units redeemed	(745,007)	(860,919)
Net increase(decrease)	(32,805)	(76,245)

FS-99

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
Vanguard, continued:
Mid-Cap
Units acquired	419,775	515,085
Units disposed	(484,941)	(570,566)
Net increase(decrease)	(65,166)	(55,481)

Stock Market Index
Units acquired	216,247	252,188
Units disposed	(258,188)	(285,615)
Net increase(decrease)	(41,941)	(33,427)

Conservative
Units acquired	72,765	43,939
Units disposed	(57,222)	(66,468)
Net increase(decrease)	15,543	(22,529)

Moderate
Units acquired	27,498	29,532
Units disposed	(39,426)	(47,911)
Net increase(decrease)	(11,928)	(18,379)

Short-Term
Units acquired	2,010,686	2,524,190
Units disposed	(2,270,373)	(2,382,121)
Net increase(decrease)	(259,687)	142,069

International Stock
Units acquired	348,889	425,454
Units disposed	(349,936)	(393,825)
Net increase(decrease)	(1,047)	31,629

Global Bond
Units acquired	52,193	64,666
Units disposed	(68,147)	(68,692)
Net increase(decrease)	(15,954)	(4,026)

Equity Income
Units acquired	114,345	145,795
Units disposed	(137,698)	(205,831)
Net increase(decrease)	(23,353)	(60,036)

FS-100

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
Vanguard, continued:
High Yield Bond
Units acquired	1,806,692	1,551,513
Units disposed	(1,789,074)	(1,573,483)
Net increase(decrease)	17,618	(21,970)

Growth
Units acquired	134,288	205,882
Units disposed	(168,256)	(234,381)
Net increase(decrease)	(33,968)	(28,499)

Balanced
Units acquired	225,025	274,996
Units disposed	(264,921)	(285,419)
Net increase(decrease)	(39,896)	(10,423)

International
Units acquired	924,310	925,090
Units disposed	(998,303)	(990,548)
Net increase(decrease)	(73,993)	(65,458)

Diversified
Units acquired	283,966	377,557
Units disposed	(316,541)	(407,974)
Net increase(decrease)	(32,575)	(30,417)

Small Company Growth
Units acquired	82,653	92,937
Units disposed	(101,747)	(124,803)
Net increase(decrease)	(19,094)	(31,866)

Allspring:
Discovery
Units acquired	-	-
Units disposed	(458)	(829)
Net increase(decrease)	(458)	(829)

Opportunity
Units acquired	-	-
Units disposed	-	(1)
Net increase(decrease)	-	(1)

FS-101

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
ProFunds:
Bull
Units acquired	-	-
Units disposed	-	-
Net increase(decrease)	-	-

Europe
Units acquired	-	-
Units disposed	-	-
Net increase(decrease)	-	-

Mid-Cap
Units acquired	-	353
Units disposed	-	(353)
Net increase(decrease)	-	-

NASDAQ-100
Units acquired	-	-
Units disposed	-	(99)
Net increase(decrease)	-	(99)

Small-Cap
Units acquired	-	-
Units disposed	-	-
Net increase(decrease)	-	-

Small-Cap Value
Units acquired	-	360
Units disposed	-	(360)
Net increase(decrease)	-	-

Classic Dow
Units acquired	425	-
Units disposed	(425)	-
Net increase(decrease)	-	-

Bear
Units acquired	243	176
Units disposed	(179)	-
Net increase(decrease)	64	176

FS-102

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
ProFunds, continued:
Short NASDAQ
Units acquired	351	620
Units disposed	(620)	-
Net increase(decrease)	(269)	620

Short Small-Cap
Units acquired	-	-
Units disposed	-	-
Net increase(decrease)	-	-

Short Dow
Units acquired	300	-
Units disposed	-	-
Net increase(decrease)	300	-

UltraMid
Units acquired	124	604
Units disposed	(124)	(604)
Net increase(decrease)	-	-

UltraOTC
Units acquired	40	189
Units disposed	(27)	(218)
Net increase(decrease)	13	(29)

UltraSmall
Units acquired	386	2,769
Units disposed	(667)	(2,221)
Net increase(decrease)	(281)	548

UltraBull
Units acquired	101	394
Units disposed	(188)	(416)
Net increase(decrease)	(87)	(22)

U.S. Gov. Plus
Units acquired	1	-
Units disposed	(1)	(40)
Net increase(decrease)	-	(40)

FS-103

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
ProFunds, continued:
Opportunity
Units acquired	-	620
Units disposed	-	(620)
Net increase(decrease)	-	-

Oil & Gas
Units acquired	-	159
Units disposed	-	(269)
Net increase(decrease)	-	(110)

Precious Metals
Units acquired	591	663
Units disposed	(744)	(498)
Net increase(decrease)	(153)	165

Real Estate
Units acquired	117	823
Units disposed	(117)	(823)
Net increase(decrease)	-	-

High Yield
Units acquired	53	-
Units disposed	(53)	-
Net increase(decrease)	-	-

Money Market
Units acquired	44,321	289,022
Units disposed	(47,105)	(426,774)
Net increase(decrease)	(2,784)	(137,752)

Pimco:
Commodity
Units acquired	168,669	203,807
Units disposed	(179,544)	(231,774)
Net increase(decrease)	(10,875)	(27,967)

Total Return
Units acquired	1,322,475	1,387,796
Units disposed	(1,437,572)	(1,377,520)
Net increase(decrease)	(115,097)	10,276

FS-104

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
Pimco, continued:
Low Duration
Units acquired	-	-
Units disposed	-	(147)
Net increase(decrease)	-	(147)

Lincoln:
Mid Cap Value II
Units acquired	47,445	156,872
Units disposed	(46,319)	(53,503)
Net increase(decrease)	1,126	103,369

International II
Units acquired	5,090	27,172
Units disposed	(4,827)	(10,897)
Net increase(decrease)	263	16,275

Inflation II
Units acquired	88,632	247,406
Units disposed	(105,987)	(75,572)
Net increase(decrease)	(17,355)	171,834

American Funds:
IS Growth-Inc
Units acquired	12,182	6,087
Units disposed	(11,602)	(4,452)
Net increase(decrease)	580	1,635

IS Growth
Units acquired	12,606	14,009
Units disposed	(14,982)	(12,865)
Net increase(decrease)	(2,376)	1,144

Blue Chip
Units acquired	57,520	121,124
Units disposed	(107,938)	(47,008)
Net increase(decrease)	(50,418)	74,116

IS International
Units acquired	24,175	23,933
Units disposed	(24,607)	(13,217)
Net increase(decrease)	(432)	10,716

FS-105

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
American Funds, continued:
IS New World
Units acquired	44,143	42,145
Units disposed	(43,341)	(46,318)
Net increase(decrease)	802	(4,173)

Franklin Templeton:
Global Inc.
Units acquired	303,912	277,574
Units disposed	(319,206)	(321,189)
Net increase(decrease)	(15,294)	(43,615)

MFS:
Utilities IC
Units acquired	12,150	12,907
Units disposed	(15,436)	(19,458)
Net increase(decrease)	(3,286)	(6,551)

Mid Cap
Units acquired	31,775	110,059
Units disposed	(53,159)	(83,402)
Net increase(decrease)	(21,384)	26,657

Research
Units acquired	348,775	416,303
Units disposed	(366,094)	(444,763)
Net increase(decrease)	(17,319)	(28,460)

Summit:
S&P 500
Units acquired	2,429	8,092
Units disposed	(2,391)	(11,324)
Net increase(decrease)	38	(3,232)

EAFE Intl.
Units acquired	5,325	1,214
Units disposed	(892)	(1,881)
Net increase(decrease)	4,433	(667)

S&P MidCap
Units acquired	8	20
Units disposed	(32)	(11)
Net increase(decrease)	(24)	9

FS-106

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
Summit, continued:
Growth
Units acquired	89,692	96,725
Units disposed	(117,607)	(113,442)
Net increase(decrease)	(27,915)	(16,717)

Mod. Growth
Units acquired	41,883	39,381
Units disposed	(50,225)	(53,033)
Net increase(decrease)	(8,342)	(13,652)

Moderate
Units acquired	1,048,879	1,176,324
Units disposed	(1,076,136)	(1,223,707)
Net increase(decrease)	(27,257)	(47,383)

Russell Small Cap
Units acquired	42,331	47,654
Units disposed	(43,544)	(52,320)
Net increase(decrease)	(1,213)	(4,666)

T. Rowe:
Blue Chip
Units acquired	200,198	190,666
Units disposed	(175,224)	(218,770)
Net increase(decrease)	24,974	(28,104)

Morgan Stanley:
Emerging Markets
Units acquired	579,627	697,503
Units disposed	(649,702)	(739,684)
Net increase(decrease)	(70,075)	(42,181)

DFA:
Bond
Units acquired	2,633,170	3,394,007
Units disposed	(2,982,391)	(3,471,780)
Net increase(decrease)	(349,221)	(77,773)

Small
Units acquired	647,640	794,492
Units disposed	(729,883)	(821,693)
Net increase(decrease)	(82,243)	(27,201)

FS-107

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
DFA, continued:
Value
Units acquired	1,475,533	1,849,170
Units disposed	(1,661,824)	(1,916,717)
Net increase(decrease)	(186,291)	(67,547)

Fixed
Units acquired	2,146,667	1,801,782
Units disposed	(2,174,489)	(1,848,586)
Net increase(decrease)	(27,822)	(46,804)

Large
Units acquired	676,976	794,458
Units disposed	(742,409)	(823,038)
Net increase(decrease)	(65,433)	(28,580)

Targeted
Units acquired	618,930	762,884
Units disposed	(650,552)	(756,212)
Net increase(decrease)	(31,622)	6,672

Global
Units acquired	430,811	386,728
Units disposed	(364,205)	(434,370)
Net increase(decrease)	66,606	(47,642)

Equity
Units acquired	426,046	347,039
Units disposed	(459,420)	(349,544)
Net increase(decrease)	(33,374)	(2,505)

FS-108

AMERITAS LIFE INSURANCE CORP.

________________

STATUTORY BASIS FINANCIAL STATEMENTS AS OF

DECEMBER 31, 2025 AND 2024 AND FOR EACH OF THE

THREE YEARS ENDED DECEMBER 31, 2025

SUPPLEMENTAL SCHEDULES AS OF AND FOR THE

YEAR ENDED DECEMBER 31, 2025

AND INDEPENDENT AUDITOR'S REPORT

INDEPENDENT AUDITOR'S REPORT

To the Board of Directors

Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinions

We have audited the statutory basis financial statements of Ameritas Life Insurance Corp. (the "Company"), which comprise the balance sheets - statutory basis as of December 31, 2025 and 2024, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2024, and the related notes to the financial statements - statutory basis (collectively referred to as the "statutory basis financial statements").

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying statutory basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska described in Note 1 to the statutory basis financial statements.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2025.

Basis for Opinion

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2025.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory basis financial statements, the statutory basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Nebraska. The effects on the statutory basis financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

1

Responsibilities of Management for the Statutory Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the statutory basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor's report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory basis financial statements.

In performing an audit in accordance with GAAS, we:

•         Exercise professional judgment and maintain professional skepticism throughout the audit.

•         Identify and assess the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory basis financial statements.

•         Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.

•        Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory basis financial statements.

•        Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 30, 2026

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3

AMERITAS LIFE INSURANCE CORP.
Balance Sheets - Statutory Basis
(in thousands, except shares)

	December 31
ADMITTED ASSETS	2025	2024
Bonds	$ 12,904,203	$ 12,109,742
Preferred stocks	—	2,828
Common stocks	478,370	483,188
Mortgage loans	2,436,818	2,300,251
Real estate:
Properties occupied by the company	32,225	38,470
Properties held for the production of income	26,423	4,732
Cash, cash equivalents, and short-term investments	341,551	201,163
Contract loans	967,549	851,561
Other investments	1,600,111	1,495,017
Total Cash and Invested Assets	18,787,250	17,486,952

Investment income due and accrued	150,555	145,519
Deferred and uncollected premiums	110,048	109,647
Federal income tax recoverable	—	3,032
Net deferred income tax asset	117,529	125,426
Funds held under coinsurance - affiliate	33,327	33,945
Other admitted assets	152,542	138,472
Separate account assets	11,287,354	10,756,291
Total Admitted Assets	$ 30,638,605	$ 28,799,284

LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies	$ 14,373,108	$ 13,684,723
Deposit-type funds	1,409,540	1,192,888
Reserves for unpaid claims	153,178	153,824
Dividends payable to policyholders	31,150	28,994
Interest maintenance reserve	40,430	48,625
Accrued commissions, expenses and insurance taxes	155,500	152,753
Federal income taxes payable	30,202	—
Asset valuation reserve	325,047	354,449
Other liabilities	664,851	545,291
Separate account liabilities	11,287,354	10,756,291
Total Liabilities	28,470,360	26,917,838

Common stock, par value $0.10 per share; 25,000,000 shares authorized,
issued and outstanding	2,500	2,500
Additional paid in capital	496,449	431,449
Surplus notes	49,993	49,984
Unassigned surplus	1,619,303	1,397,513
Total Capital and Surplus	2,168,245	1,881,446
Total Liabilities, Capital and Surplus	$ 30,638,605	$ 28,799,284

The accompanying notes are an integral part of these statutory basis financial statements.

4

AMERITAS LIFE INSURANCE CORP.
Summary of Operations and Changes in Capital and Surplus - Statutory Basis
(in thousands)

	Years Ended December 31
	2025	2024	2023
Premiums and Other Revenue
Premiums, net	$ 3,951,843	$ 4,210,410	$ 3,779,855
Net investment income	893,742	806,210	622,185
Commissions and expense allowances on reinsurance ceded	41,158	34,784	33,566
Modco reinsurance adjustment – affiliate	2,474	9,968	11,843
Income from fees associated with separate accounts	68,559	69,115	63,552
Miscellaneous income	52,936	55,982	62,673
Total Premiums and Other Revenue	5,010,712	5,186,469	4,573,674

Expenses
Benefits to policyholders	4,038,904	4,038,081	3,358,782
Change in reserves for life, accident and health policies	682,854	1,135,517	636,666
Commissions	343,882	372,384	318,711
General insurance expenses	588,755	587,818	589,251
Taxes, licenses and fees	58,206	67,561	59,330
Net transfers from separate accounts	(911,109)	(951,350)	(487,201)
Total Expenses	4,801,492	5,250,011	4,475,539

Gain (Loss) from Operations before Dividends, Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	209,220	(63,542)	98,135
Dividends to policyholders	29,550	30,907	25,630
Gain (Loss) from Operations before Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	179,670	(94,449)	72,505
Federal income tax expense (benefit)	16,986	(16,252)	31,114
Gain (Loss) from Operations before Net Realized Capital Gains	162,684	(78,197)	41,391
Net realized capital gains, net of taxes	41,778	44,770	32,387
Net Income (Loss)	204,462	(33,427)	73,778

Surplus notes
Surplus notes amortization	9	9	9
Additional paid in capital
Capital contribution from parent	65,000	—	—
Unassigned surplus
Change in unrealized gains, net of tax	23,635	23,633	50,539
Change in net deferred income taxes	5,918	29,059	65,216
Change in nonadmitted assets	(36,073)	(41,149)	(50,383)
Change in asset valuation reserve	29,402	(17,539)	(72,433)
Change in unrecognized actuarial losses on pension, net of tax	(607)	(37)	(250)
Amortization of reinsurance gain, net of tax (Note 13)	(4,947)	(4,266)	(3,954)
Dissolution of subsidiary (Note 2)	—	—	(95,745)
Cumulative effect of change in accounting principle (Note 1)	—	—	58,822
Net Change in Capital and Surplus	286,799	(43,717)	25,599

Capital and Surplus at the Beginning of the Year	1,881,446	1,925,163	1,899,564
Capital and Surplus at the End of Year	$ 2,168,245	$ 1,881,446	$ 1,925,163

The accompanying notes are an integral part of these statutory basis financial statements.

5

AMERITAS LIFE INSURANCE CORP.
Statements of Cash Flows – Statutory Basis
(in thousands)

	Years Ended December 31
	2025	2024	2023
OPERATING ACTIVITIES
Premium collected net of reinsurance	$ 3,945,890	$ 4,236,530	$ 3,783,194
Net investment income received	901,250	801,523	620,675
Miscellaneous income	163,016	160,112	160,206
Benefits paid to policyholders	(4,029,025)	(4,010,542)	(3,377,550)
Net transfers from separate accounts	907,358	959,589	490,322
Commissions, expenses and taxes paid	(995,884)	(1,021,655)	(945,340)
Dividends paid to policyholders	(27,393)	(27,516)	(23,832)
Federal income taxes received (paid)	5,213	(27,086)	(17,142)
Net Cash from Operating Activities	870,425	1,070,955	690,533

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid	2,376,607	1,665,850	1,300,512
Cost of investments acquired	(3,327,033)	(2,609,281)	(1,605,951)
Net change in contract loans	(115,721)	(119,637)	(118,593)
Net Cash from Investing Activities	(1,066,147)	(1,063,068)	(424,032)

FINANCING AND MISCELLANEOUS ACTIVITIES
Change in deposit-type funds	216,654	22,451	(417)
Proceeds from capital contributions	65,000	—	—
Proceeds from borrowings	—	107	167,500
Redemptions of borrowings	(2,959)	—	(262,500)
Other miscellaneous, net	57,415	13,837	(56,338)
Net Cash from Financing and Miscellaneous Activities	336,110	36,395	(151,755)

Net Change in Cash, Cash Equivalents and Short-Term Investments	140,388	44,282	114,746

Cash, Cash Equivalents and Short-Term Investments
– Beginning of Year	201,163	156,881	42,135

Cash, Cash Equivalents and Short-Term Investments
– End of Year	$ 341,551	$ 201,163	$ 156,881

Non-cash transactions from operating, investing and financing activities:
Exchanges of bonds and stocks	$ 183,673	$ 41,833	$ 16,375
Real estate acquired through mortgage loan foreclosure	14,055	—	—
Transfer of bonds to other invested assets	2,633	—	—
Acquisition of stock from alternative partnerships	195	—	—
Bonds converted to stocks	—	5,161	—
Recognized commitments for low income housing investments (Note 3)	—	2,932	18,069
Net assets (liabilities) acquired from dissolution of subsidiary (Note 2)	—	—	(3,296)
Disposal of investment from dissolution of subsidiary (Note 2)	—	—	(92,609)

The accompanying notes are an integral part of these statutory basis financial statements.

6

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements – Statutory Basis

For the Years Ended December 31, 2025, 2024 and 2023

(in thousands)

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Ameritas Life Insurance Corp. (the Company or Ameritas Life), a stock life insurance company domiciled in the state of Nebraska, is a wholly-owned subsidiary of Ameritas Holding Company (AHC), which is a wholly-owned subsidiary of Ameritas Mutual Holding Company (AMHC). AMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in AMHC, while contractual rights remain with the Company. AHC also wholly owns Ameritas Investment Partners, Inc. (AIP), an advisor providing investment management services to the Company.

The Company wholly-owns Ameritas Life Insurance Corp. of New York (Ameritas-NY), a New York domiciled life insurance subsidiary, Ameritas Investment Company, LLC (AIC), a broker dealer, Variable Contract Agency LLC (VCA), an insurance agency, and Ameritas Advisory Services LLC (AAS), a registered investment advisor.

The Company has established three Closed Blocks of policies: (a) the first on October 1, 1998, (b) the second on July 1, 2005, and (c) the third on July 1, 2007, (collectively, the Closed Blocks). The Company formed these closed blocks of policies, under the arrangements approved by the Insurance Departments of the State of Nebraska, Ohio or the District of Columbia, as appropriate, to provide for dividends on policies that were in force on each respective effective date and which were within the classes of individual policies for which the Company had a dividend scale in effect at those dates. The Closed Blocks were designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies including maintaining dividend scales in effect at the effective dates, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

The Company’s insurance operations consist of life and health insurance, annuity, group pension and retirement contracts. The Company operates in 49 states and the District of Columbia.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Nebraska Department of Insurance (the Department). Accounting practices and procedures of the National Association of Insurance Commissioners (NAIC) as prescribed or permitted by the Department comprise a comprehensive basis of accounting (NAIC SAP) other than accounting principles generally accepted in the United States of America (GAAP). The Company follows NAIC SAP and has not been granted any Nebraska prescribed or permitted practices.

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments (OTTI).

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

Under NAIC SAP, investments in bonds and redeemable preferred stock are generally reported at amortized cost, with certain NAIC designated securities reported at the lower of amortized cost or fair value and adjustments to fair value reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications. Under GAAP, bonds designated as held-to-maturity based on the Company’s intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income.

7

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, the cost basis of an impaired issuer credit obligations or asset-backed security is written down to fair value when a decline in value is considered other-than-temporary. The full impairment loss is recognized in income. Under U.S. GAAP, credit-related impairment to a debt security is recorded through an allowance in income, with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Under NAIC SAP, investments in unaffiliated common stocks are stated at fair value with changes in fair value recognized in unrealized gains (losses) on investments, a component of surplus. Under GAAP, common stocks are carried at fair value with changes in unrealized gains and losses recognized in income.

Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company’s unassigned surplus for NAIC SAP. Dividends received from subsidiaries are recorded in net investment income. GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

Under NAIC SAP, a mortgage loan is impaired when it it is probable the Company will be unable to collect all amounts contractually due. Impairments are evaluated on an individual basis. Under GAAP, a mortgage loan is stated at amortized cost less an allowance based on expected lifetime credit loss. Collectibility is measured on a collective basis for assets with similar risk characteristics.

Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company’s occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

Under NAIC SAP, limited partnerships are stated at the underlying audited GAAP equity value with the change in valuation reflected in unrealized gains (losses), net of tax in unassigned surplus. Income distributions from the limited partnerships are reported as net investment income when declared, to the extent that they are not in excess of the undistributed accumulated earnings, in the statement of operations and changes in capital and surplus on a NAIC SAP basis. Under GAAP, the change in valuation as well as the income distributions are reflected in either net investment income or as a realized capital gain or loss depending on the underlying investments.

The asset valuation reserve (AVR) and interest maintenance reserve (IMR) are established only on the statutory financial statements.

Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

Acquisition costs, such as commissions and other costs directly related to acquiring new business, are charged to operations as incurred under NAIC SAP. Under GAAP, costs related to successful acquisitions are capitalized and charged to operations on a constant level basis over the expected term of the related insurance contracts.

Under NAIC SAP, identifiable intangible assets are not recorded.

Under NAIC SAP, amounts that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, amounts would be reported as a liability and amortized into revenue using the same assumptions used to amortize deferred policy acquisition costs.

Certain assets designated as nonadmitted are excluded from the accompanying Balance Sheets – Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

8

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, Universal Life and Annuity revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance.

Policy reserves for Life, Accident and Health policies are based on methods prescribed by the NAIC. For policies subject to formulaic reserving method, a prescribed limited range of assumptions, such as mortality, morbidity and interest assumptions and economic market information are used. For policies subject to Principle Based Reserving method, a wider range of the Company’s own assumptions are considered, subject to prescribed rule based regulatory requirements. Under GAAP, policy reserves are based on relevant actual cash flows and the Company’s own assumptions such as morbidity, mortality, and lapse; as well as market-observable discount rates and other economic information.

Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date based on the best available estimate of the amount of dividends to be paid.

Under NAIC SAP, reinsurance agreements must transfer risk from the ceding company to the reinsurer in order to receive the reinsurance accounting treatment. If the terms of the agreement violate the risk transfer criteria, the agreement shall be accounted for as deposit accounting. Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. Under GAAP, to qualify for risk transfer and be accounted for as reinsurance an evaluation must be made to determine whether the contract indemnifies against insurance risk. If risk transfer requirements are not met, the reinsurance agreement is considered a financing arrangement and deposit accounting is required.

Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded.

Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset.

Under NAIC SAP, the difference between the employee benefit plan’s assets and the employee benefit obligation is reflected as an asset or liability, with an offset to unassigned surplus and any asset balances nonadmitted. Prior service costs are recorded as a component of unassigned surplus, net of tax. Under GAAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. Prior service costs are recorded as a component of other comprehensive income, net of tax.

NAIC SAP requires an amount be recorded for deferred taxes as a component of surplus, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets that are not applicable under GAAP. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

Under SAP, surplus notes are reported as surplus and interest cannot be accrued until written approval has been received from the Department. Under GAAP, surplus notes are included in liabilities including interest.

Under NAIC SAP, the amount of goodwill recorded as an admitted asset is subject to limitation and is amortized into earnings over a period not to exceed 10 years. Goodwill under GAAP is not amortized into earnings and is annually analyzed for impairment which would be reported as a recognized loss into earnings.

Under NAIC SAP, the Statements of Cash Flow – Statutory Basis reflects changes in cash, cash equivalents, and short-term investments with remaining maturities when purchased of one year or less. Under GAAP, the statement of cash flows reflects changes in cash and investments with original maturities when purchased of three months or less.

Comprehensive income and its components are not presented under NAIC SAP.

9

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Significant statutory accounting practices are as follows:

Investments

Investments are stated at amounts prescribed by the NAIC which are as follows: issuer credit obligations and asset-backed securities with NAIC ratings 1-5 are stated at amortized cost. Issuer credit obligations and asset-backed securities with a NAIC rating of 6 are stated at the lower of amortized cost or fair value. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for asset-backed securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all asset-backed securities of high credit quality. The prospective method is used to value investments with significant changes in cash flow or of lower credit quality.

Common stocks are reported at fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company’s proportionate share of the audited GAAP-basis equity after the date of acquisition. The change in the carrying value is recorded as a change in unrealized gains (losses) on investments, a component of unassigned surplus. The value of affiliated subsidiaries was $114,509 and $102,398 at December 31, 2025 and 2024, respectively.

Mortgage loans are stated at the unpaid principal balance adjusted for unamortized discounts or premiums. The Company records a reserve for losses on mortgage loans as part of the AVR and mortgage loans are recorded at the lower of unamortized cost and the fair value of the collateral, less estimated selling cost, if deemed other than temporarily impaired.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of its owned properties. Fair value for impaired commercial real estate is determined by valuations based on external appraisals. Real estate impairment losses due to decreases in property value are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, money market mutual funds and all highly liquid securities with maturity of three months or less at the date acquired. Money market mutual funds are stated at amortized cost which approximates fair value. Short-term investments presented in the Balance Sheets – Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Contract loans are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a nonadmitted asset.

A carrying amount of limited partnerships, limited liability companies, and joint ventures reflects the underlying audited GAAP equity of these investments. Income from these investments is recognized when declared, to the extent that they are not in excess of the undistributed accumulated earnings. Unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus. These investments are recorded in other investments in the Balance Sheets – Statutory Basis. The recorded carrying value of affiliated limited liability companies are as follows:

	2025	2024
AIC	$ 18,043	$ 14,266
VCA [1]	535	524
AAS [1]	1,744	402
Total	$ 20,322	$ 15,192

1 VCA and AAS did not have GAAP audits performed, so the Company nonadmits these assets.

Other investments also include collateral loans, surplus debentures, residual tranches, and low-income housing tax credits carried under the proportional amortized cost method. Other-than-temporary impairments on other investments of $8,161, $1,000, and $3,256 were recorded as realized losses during 2025, 2024, and 2023, respectively. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceeds 10% of its admitted assets.

10

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company purchases and sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company sells futures contracts on certain equity indices with expiration dates of less than 6 months as well as buys and sells futures contracts on certain Treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or Treasury notes. At December 31, 2025, and 2024, respectively, the notional amount of the equity and treasury futures contracts bought by the Company was $123,000, and $144,100, and the notional amount of the equity and treasury futures contracts sold was $118,915, and $144,100.

The Company is required to post collateral to the brokering bank for futures. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2025 and 2024 was $16,974 and $22,780, respectively.

Since futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The total variation margin on closed futures contracts is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The Company purchases and sells call options (Over the Counter "OTC" index call options) to hedge variable annuity, fixed index annuity, and index universal life insurance contracts whose credited interest is linked to returns on multiple equity indices based on a formula which applies participation rates and/or cap rates to the returns in the indices. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The OTC index call options expire monthly until December 23, 2027. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased OTC index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the written OTC index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells OTC index call options to effectively offset the proceeds the Company would receive on its purchased OTC index call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

The Company purchases and sells exchange traded index call options (exchange traded index call options) based on multiple equity indices to hedge fixed index annuity contracts and index universal life contracts. The Company has purchased and written exchange traded index call options that expire through June 17, 2027. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased exchange traded index call options give the Company the right to receive cash at settlement if the closing index value is above the strike price, while the written exchange traded index call options require the Company to pay cash at settlement if the closing index value is above the strike price.

The Company purchases and sells exchange traded put options (equity put options) based on multiple equity indices to hedge variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Put options are contracts, which give the option purchaser the right, but not the obligation, to sell securities at a specified price during a specified period. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased equity put options give the Company the right to receive cash at settlement if the closing index value is below the strike price, while the written equity put options require the Company to pay cash at settlement if the closing index value is below the strike price. If the closing index value is above the strike price, the equity put options expire without value.

11

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company uses OTC foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with holding foreign currency denominated investments. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, cash flows in one currency for cash flows in another currency. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. When the currency swaps meet specific criteria, they may be designated as accounting hedges and accounted for as foreign currency fair value hedges. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument’s effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and qualitatively assessed, at least quarterly, throughout the life of the designated hedging relationship.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties on its OTC derivative positions. The Company manages its exposure to credit risk by utilizing highly rated counterparties and uses master netting agreements (MNAs) which permit either party to net payments due to exposure. Collateral is either pledged or received when certain predetermined exposure limits are exceeded. The Company had collateral pledged from counterparties of $30,000, and $10,000 which is included in other liabilities on the Statutory Balance Sheet as of December 31, 2025 and 2024, respectively. The Company had $1,991 and $4,981 of collateral pledged to counterparties included in bonds on the Statutory Balance Sheet as of December 31, 2025 and 2024, respectively. There are no losses on derivative financial instruments due to counterparty nonperformance.

The options (OTC index call options, exchange traded index call options, and equity put options) are carried at their fair value with changes recorded through unrealized capital gains (losses). Options with a positive fair value or carrying value are reported as other investments in the Balance Sheets – Statutory Basis. Options with a negative fair value or carrying value are reported as other liabilities in the Balance Sheets – Statutory Basis.

Cash flows related to the gains and losses from options, opening and closing marks for futures, and interest payments from currency swaps are reflected in net investment income received in the Statement of Cash Flows - Statutory Basis. Cash flows related to long options' open, closed, and the mark-to-market transactions, futures mark-to-market, and currency swap open and close transactions are reflected in proceeds from investments sold, matured or repaid and cost of investments acquired in the Statement of Cash Flows - Statutory Basis. Cash flows related to short options' open, closed and the mark-to-market transactions are reflected in other miscellaneous, net in the Statement of Cash Flows - Statutory Basis.

The foreign currency swaps used in effective hedges are carried in a manner consistent with the hedged asset or liability. Foreign currency swaps hedging bonds are carried at amortized cost and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the carrying value of open foreign currency swaps as a result of exchange rate changes are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Interest income received from open foreign currency swaps is reflected in net investment income. Changes in the carrying value of closed foreign currency swaps is reflected in net investment income.

Foreign currency swaps not used in an effective hedge are carried at fair value and reflected in other investments when fair value is positive and other liabilities when fair value is negative in the Balance Sheets - Statutory Basis. Changes in the fair value of open foreign currency swaps are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Changes in the fair value of closed foreign currency swaps and interest income associated with the currency swaps are reflected in net investment income.

12

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The credit exposure is limited to the fair value of the options and foreign currency swaps included in other investments in the Balance Sheets - Statutory Basis as follows:

	Fair Values of Derivative Instruments
	Asset Derivatives
	Notional Amount		Fair Value
	2025	2024	2025	2024
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts owned - gross asset	$ 4,226,896	$ 3,712,055	$ 332,848	$ 202,246
OTC index call option contracts written - gross liability	1,950,496	1,411,000	(152,404)	(86,294)
Exchange traded index call option contracts owned	2,094,868	2,079,595	322,150	273,603
Foreign currency swaps - gross liability	—	22,321	—	(664)
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - gross asset	24,058	178,474	1,724	11,461
Foreign currency swaps - gross liability	10,882	39,728	(864)	(1,920)

The fair value of the related derivative liabilities included in other liabilities in the Balance Sheets - Statutory Basis are as follows:

	Fair Values of Derivative Instruments
	Liability Derivatives
	Notional Amount		Fair Value
	2025	2024	2025	2024
Derivatives Not Designated as Hedging Instruments:
Exchange traded index call option contracts written	$ 1,991,038	$ 2,001,383	$ 176,900	$ 145,709
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - gross asset	59,710	—	(2,757)	—
Foreign currency swaps - gross liability	191,683	—	14,825	—

13

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The amounts recognized in net investment income and change in unrealized gains (losses) in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for options, futures and foreign currency swaps are as follows:

	Amount Recognized
	2025	2024	2023
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - closed	$ 15,765	$ 32,236	$ (15,207)
Exchange traded index call option contracts - closed	62,163	32,276	6,913
Equity put option contracts - closed	(190)	(80)	(16)
Futures contracts - closed	(7,146)	(19,020)	(36,224)
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - closed	—	—	1,172
Foreign currency swaps - open	4,111	2,655	—
Total recognized in net investment income	$ 74,703	$ 48,067	$ (43,362)
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - open	$ 38,292	$ (15,988)	$ 37,212
Exchange traded index call option contracts - open	12,855	19,200	30,723
Futures contracts - open	47	(8,508)	8,028
Foreign currency swaps - open	—	(664)	—
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - open	(19,270)	10,379	2,832
Total recognized in change in unrealized gains (losses)	$ 31,924	$ 4,419	$ 78,795

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on asset-backed securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is nonadmitted. All other investment income due and accrued, excluding contract loans, with amounts over 90 days past due is nonadmitted. Interest income due and accrued for contract loans in excess of the cash surrender value is nonadmitted.

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For issuer credit obligations, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For asset-backed securities, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Nonadmitted Assets

In accordance with NAIC SAP, certain assets, designated as nonadmitted assets, are excluded from the Balance Sheets – Statutory Basis and are charged directly to unassigned surplus. Nonadmitted assets consist primarily of a portion of deferred income tax assets, contract loans, prepaid expenses, advances to agents, unearned annualized commissions, furniture and equipment, application software, other investment income that is over 90 days past due, unaudited non-insurance subsidiaries and other assets not specifically identified as an admitted asset within NAIC SAP. Total nonadmitted assets were $308,755 and $272,682 at December 31, 2025 and 2024, respectively.

14

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Furniture and Equipment

Electronic data processing (EDP) equipment and operating software are carried at cost of $11,409 and $14,523 less accumulated depreciation of $10,128 and $12,202 at December 31, 2025 and 2024, respectively. EDP equipment and operating software are depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years.

An impairment of an asset is recorded as a charge to operations if both of the following conditions are met: information available prior to issuance of the statutory basis financial statements indicates that it is probable that an asset has been impaired at the date of the statutory basis financial statements and the amount of loss can be reasonably estimated.

Leasehold improvements are carried at cost less accumulated amortization. The Company calculated amortization of leasehold improvements using the straight-line method over the lesser of the useful life of the asset or the remaining original lease term, excluding options or renewal periods. Leasehold improvements are generally amortized over three to twenty years. Non-operating software is depreciated over the lesser of its estimated useful life or five years. Other furniture and equipment are depreciated using the straight line method over the estimated useful lives of the assets. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense on depreciable assets of $11,379, $8,285, and $8,098, was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis for the years ended December 31, 2025, 2024, and 2023 respectively.

Reserves for Life, Accident and Health Policies, and Deposit-type Funds
Life policy reserves are established to provide amounts adequate to discharge estimated future policy obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and variable life insurance are determined using the Commissioners’ Reserve Valuation Method or Net Level Premium Method, or, where applicable, under the principle-based reserve requirements of VM-20, using prescribed interest and mortality assumptions and other assumptions consistent with regulatory guidance.

Reserves for fixed annuities are calculated using the Commissioners’ Annuity Reserve Valuation Method with applicable statutory interest and mortality assumptions. Reserves for variable annuities are determined in accordance with VM-21, based on a conditional tail expectation 70 stochastic reserve and any additional standard projection amount required, using a prescribed set of economic scenarios and assumptions as defined by VM-21.

Tabular interest, less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality and morbidity tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve for Unpaid Claims
The reserves for unpaid group and individual dental and vision claims are estimated using historical claim lags, with adjustments based on the current level of pending/unprocessed claims, and relative to the historical levels during the time period used to generate claim lag factors. The reserves for unpaid claims for group and individual dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid individual accident and health disability contracts claims, the present value of amounts not yet due on claim reserves is a first principles-type calculation based on a seriatim listing of open disability claims. All termination rate and interest discounting assumptions adhere to minimum NAIC Standards. An additional liability is recorded for claim adjustment expenses corresponding to the unpaid claims.

15

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Reserves for unpaid group accident and health long-term disability contracts are a tabular calculation based on a seriatim listing of open disability claims. Issued and incurred claims are generated based on the 2012 Group Long-term Disability Table (GLTD). A modification is made for claims in the first two years from disablement.

Dividends to Policyholders

Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. Dividends to policyholders also include reinsurance assumed business. A portion of the Company’s business has been issued on a participating basis. The amount of insurance in force on direct individual life participating policies was $22,362,038, or 19.0%, and $22,397,605, or 17.8%, of the individual life policies in force as of December 31, 2025 and 2024, respectively.

Asset Valuation and Interest Maintenance Reserves

The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $7,932, $7,780, and $9,711 for 2025, 2024, and 2023, respectively.

Recognition of Premium Revenues and Related Costs

Life premiums are recognized as revenue when premiums are due. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance
Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, reserves for life, accident and health policies, and reserves for unpaid claims are reported net of reinsured amounts. In a modified coinsurance arrangement, the ceding company retains the assets with respect to the policies reinsured and also retains and records the associated reserves. The assuming company does not reflect the assets or reserves in its balance sheet.

Leases
The Company leases and subleases office space under operating lease agreements that expire at various dates through 2030. Certain rental commitments have renewal options extending through the year 2030. Some of these leases include escalation clauses, which vary with levels of operating expense. The impact of these leases, including future minimum lease payments under noncancellable operating leases, were not material for 2025, 2024, and 2023.

16

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Income Taxes

The Company files a life/non-life consolidated tax return with AMHC and AMHC eligible affiliates. The Company’s income tax allocation is based upon a written agreement which uses a modified separate return method. The modified separate return method adjusts the separate return method so that the net operating losses (or other current or deferred tax attributes) are characterized as realized by the Company when those attributes are realized (or realizable) by the consolidated group.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency reserve for tax-related matters when it is more likely than not that a liability has been incurred and the amount of the loss can be reasonably estimated. The tax contingency reserves are evaluated based upon the facts and circumstances that exist at each reporting measurement. Adjustments may result from new information, resolution of an issue with the taxing authorities or changes in laws or regulations. There was no reserve for tax related contingencies at December 31, 2025 and 2024.

The Company is subject to taxation in the United States and various states. The Company is not subject to examinations by tax authorities for years before 2022.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements. Net asset values and changes in net asset values of separate account assets generally accrue directly to the contract holders and are not included in the Company’s revenues and expenses or surplus.

Vulnerability due to Certain Concentrations

The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes, including policies and related impacts from pandemics or other public health issues. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer’s estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Accounting Pronouncements

The NAIC issued revisions to Statement of Statutory Accounting Principles (SSAP) No. 26 – Bonds, and SSAP No. 43R – Asset-Backed Securities, SSAP No. 2R – Cash, Cash Equivalents, Drafts, and Short-Term Investments, SSAP No. 21R – Other Admitted Assets, as part of the Principles-Based Bond Project. The amended guidance, effective January 1, 2025, provides criteria for distinguishing bonds from other types of investments, further restricts the investments that are permitted for cash equivalent or short-term reporting and provides guidance for debt securities that do not qualify as bonds under the principles-based bond definition. The adoption of this guidance was not material to the Company’s statutory financial statements.

Accounting Changes

During 2023, the Company changed its method of accounting for distributions received from joint ventures, partnerships, and limited liability companies to include fair value adjustments in addition to accumulated earnings in order to better align with the U.S. GAAP equity of the investee. The change resulted in a decrease in net unrealized capital gains (losses), less capital gains tax of $58,822 as of December 31, 2023.

NOTE 2 - BUSINESS COMBINATIONS AND GOODWILL

Statutory Merger

Effective October 1, 2023, Select Benefits Group, LLC (Dental Select), a third-party administrator (TPA) for dental and vision plans, was merged into the Company with the Company assuming net liabilities of $3,296. In the Summary of Operations and Changes in Capital and Surplus - Statutory Basis, the Company recorded a charge of $92,822 for the write-off of embedded goodwill and reversed unrealized losses of $28,074, net of taxes, for a net charge to surplus of $64,748.

17

NOTE 3 - INVESTMENTS

Bonds

The cost or amortized cost and estimated fair value of bonds by type are summarized as follows:

December 31, 2025
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Issuer Credit Obligations:
U.S. Government Obligations	$ 11,663	$ 53	$ (56)	$ 11,660
Non-U.S. Sovereign Jurisdiction Securities	62,333	1,652	(379)	63,606
Municipal Bonds – Special Revenues	88,568	778	(2,989)	86,357
Corporate Bonds (Unaffiliated)	8,301,299	105,950	(725,923)	7,681,326
Single Entity Backed Obligations (Unaffiliated)	18,425	—	(1,008)	17,417
SVO-Identified Bond Exchange Traded Funds – Systematic Value	537	22	—	559
Bonds Issued by Funds Representing Operating Entities (Unaffiliated)	589,983	6,947	(43,550)	553,380
Other Issuer Credit Obligations (Unaffiliated)	15,600	25	(240)	15,385
Total Issuer Credit Obligations	9,088,408	115,427	(774,145)	8,429,690

18

NOTE 3 - INVESTMENTS, (continued)

December 31, 2025
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Asset-Backed Securities:
Financial Asset-Backed – Self-Liquidating:
Agency Residential Mortgage-Backed Securities – Guaranteed	178,621	2,174	(7,745)	173,050
Agency Commercial Mortgage-Backed Securities – Guaranteed	248,747	223	(5,749)	243,221
Agency Residential Mortgage-Backed Securities – Not/Partially Guaranteed	83,560	100	(7,490)	76,170
Agency Commercial Mortgage-Backed Securities – Not/Partially Guaranteed	33,828	1,421	(198)	35,051
Non-Agency Residential Mortgage-Backed Securities (Unaffiliated)	390,430	3,501	(21,761)	372,170
Non-Agency Commercial Mortgage-Backed Securities (Unaffiliated)	218,565	532	(125)	218,972
Non-Agency – CLOs/CBOs/CDOs (Unaffiliated)	1,443,370	3,856	(7,363)	1,439,863
Other Financial Asset-Backed Securities – Self-Liquidating (Unaffiliated)	284,356	1,605	(8,085)	277,876
Total Financial Asset-Backed - Self-Liquidating	2,881,477	13,412	(58,516)	2,836,373
Financial Asset-Backed – Not Self-Liquidating:
Equity Backed Securities (Unaffiliated)	80,909	1,521	(283)	82,147
Other Financial Asset-Backed Securities – Not Self-Liquidating (Unaffiliated)	378,372	—	(133)	378,239
Total Financial Asset Backed - Not Self-Liquidating	459,281	1,521	(416)	460,386
Non-Financial Asset-Backed Securities – Practical Expedient:
Lease-Backed Securities – Practical Expedient (Unaffiliated)	142,314	754	(12,157)	130,911
Other Non-Financial Asset-Backed Securities – Practical Expedient (Unaffiliated)	753	—	—	753
Total Non-Financial Asset-Backed Securities – Practical Expedient	143,067	754	(12,157)	131,664
Non-Financial Asset-Backed Securities – Full Analysis:
Lease-Backed Securities – Full Analysis (Unaffiliated)	175,496	1,030	(6,240)	170,286
Other Non-Financial Asset-Backed Securities – Full Analysis (Unaffiliated)	146,452	1,518	(3,727)	144,243
Total Non-Financial Asset-Backed Securities – Full Analysis	321,948	2,548	(9,967)	314,529
Total Asset-Backed Securities	3,805,773	18,235	(81,056)	3,742,952

Total Bonds	$ 12,894,181	$ 133,662	$ (855,201)	$ 12,172,642

December 31, 2024
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$ 81,536	$ 3	$ (11,187)	$ 70,352
All other governments	51,830	323	(1,673)	50,480
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	200,140	20	(17,704)	182,456
Hybrid securities	5,137	2	(298)	4,841
Industrial and miscellaneous	11,779,827	62,758	(1,057,702)	10,784,883
Total bonds	$ 12,118,470	$ 63,106	$ (1,088,564)	$ 11,093,012

19

NOTE 3 - INVESTMENTS, (continued)

The amortized cost of bonds was increased by $10,022 and reduced by $8,728 at December 31, 2025 and December 31, 2024, respectively, as a result of cumulative fair value adjustments to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $12,904,203 and $12,109,742, respectively.

The cost or amortized cost and estimated fair value of bonds at December 31, 2025 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$ 304,866	$ 303,302
Due after one year through five years	1,509,437	1,485,205
Due after five years through ten years	2,611,142	2,564,487
Due after ten years	8,468,736	7,819,648
Total bonds	$ 12,894,181	$ 12,172,642

Proceeds from the sales of bonds were $733,936, $388,956, and $308,442 for the years ended December 31, 2025, 2024, and 2023, respectively.

Realized capital gains (losses) are as follows:

	Years Ended December 31
	2025	2024	2023
Bonds:
Gross realized capital gains on sales	$ 10,730	$ 12,380	$ 7,070
Gross realized capital losses on sales	(16,042)	(10,149)	(9,335)
Net realized capital gains (losses) on sales	(5,312)	2,231	(2,265)
Other, including impairments and net gain on dispositions other than sales	(817)	(2,880)	(5,148)
Total bonds	(6,129)	(649)	(7,413)
Preferred stocks	539	272	(618)
Common stocks	49,783	47,308	33,983
Mortgage loans	(902)	(296)	(2,040)
Real estate	(6,202)	379	2,285
Other investments	15,463	10,371	12,092
Realized capital gains before federal income taxes and transfer to IMR	52,552	57,385	38,289
Realized capital gains (losses) transferred to IMR	(332)	714	(2,708)
Federal income tax expense	11,106	11,901	8,610
Net realized capital gains	$ 41,778	$ 44,770	$ 32,387

The Company sold common stock with a fair market value of $50,200 and a book adjusted carrying value of $32,412 to AHC on December 23, 2024 for cash consideration of $50,200. The sale resulted in a realized gain of $17,788.

20

NOTE 3 - INVESTMENTS, (continued)

The Company has entered into an agreement with the FHLB of Topeka to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises. The agreement provides for advances (lines of credit, inclusive of the existing funding agreements) up to $1,175,594 to the Company in return for the purchase of asset-based membership stock equal to 0.1% of assets, with a $500 maximum, plus an additional activity-based stock purchase equal to 4.0% of the advances less the amount of the asset-based membership stock held. As of December 31, 2025 and 2024, the Company did not have any FHLB membership stock eligible for redemption. Excluding the funding agreements, the Company had no outstanding balance related to the line of credit as of December 31, 2025 and 2024, respectively.

The amount of FHLB capital stock held, in aggregate, and classified as of December 31 is as follows:

	General Account
	2025	2024
Membership stock - class A	$ 408	$ 397
Membership stock - class B	33,288	21,928
Excess stock	721	645
Aggregate total	$ 34,417	$ 22,970
Actual borrowing capacity as determined by the insurer	$ 1,175,594	$ 852,634

The related reserves of $903,171 and $702,681 are reported in deposit-type funds on the Balance Sheets – Statutory Basis as of December 31, 2025 and 2024, respectively.

The values of the collateral pledged to the FHLB and the total aggregate borrowing by the Company as of December 31 is as follows:

	General Account
	2025	2024
Fair value	$ 1,585,637	$ 1,166,792
Carrying value	1,652,068	1,290,524
Aggregate total borrowing - funding agreements	900,000	700,000

The maximum amount of collateral pledged to the FHLB during the years ended December 31 is as follows:

	General Account
	2025	2024
Fair value	$ 1,585,637	$ 1,386,123
Carrying value	1,652,068	1,436,940
Amount borrowed at time of maximum collateral - funding agreements	900,000	700,000
Amount borrowed at time of maximum collateral - lines of credit	61,455	—

There are prepayment penalties on the Company's funding agreements.

21

NOTE 3 - INVESTMENTS, (continued)

Restricted Assets

A detailed summary of restricted assets (including pledged assets) primarily bonds, common stock, mortgage loans and cash at cost or amortized cost is as follows:

	December 31, 2025				December 31, 2024
			Percentage				Percentage
Restricted Asset Category	Total Gross Assets Current Year	Total Admitted Gross Assets Current Year	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Restricted Assets	Total Gross Assets Prior Year	Total Admitted Gross Assets Prior Year	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Restricted Assets
FHLB capital stock	$ 34,417	$ 34,417	0.1%	0.1%	$ 22,970	$ 22,970	0.1%	0.1%
Bonds on deposit with states	121,097	121,097	0.4%	0.4%	144,792	144,792	0.5%	0.5%
Pledged as collateral to FHLB (including assets backing funding agreements)	1,652,068	1,652,068	5.3%	5.4%	1,290,524	1,290,524	4.4%	4.5%
Pledged as collateral not captured in other categories:
Derivatives	18,965	18,965	0.1%	0.1%	27,761	27,761	0.1%	0.1%
Other restricted assets:
Policy loans reinsurance assumed	102,600	102,600	0.3%	0.3%	107,429	107,429	0.4%	0.4%
Bonds and short-term investments reinsurance assumed *	873,122	873,122	2.8%	2.8%	886,156	886,156	3.0%	3.1%
Collateral assets received and on balance sheet**	30,000	30,000	0.1%	0.1%	10,000	10,000	0.0%	0.0%
Separate account assets held under modco reinsurance agreements	103,278	103,278	0.3%	0.3%	100,804	100,804	0.3%	0.4%
Total restricted assets	$ 2,935,547	$ 2,935,547	9.4%	9.5%	$ 2,590,436	$ 2,590,436	8.8%	9.1%

* Includes investment income due and accrued
** Reported in cash, cash equivalents and short-term investments on the Statutory Balance Sheet.

The Company had $103,278 and $100,804 of separate account assets and recognized obligations under modco reinsurance agreements in Schedule D, Part 2, Section 2 of it separate accounts statutory financials as of December 31, 2025 and 2024, respectively. These assets represented 0.9% of both total separate account assets and total admitted separate account assets and liabilities for both years. The underlying invested assets are not related or affiliated with the reinsurer.

An aging of unrealized losses on the Company’s investments in bonds and unaffiliated stocks were as follows:

	December 31, 2025
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Issuer Credit Obligations	$ 2,332,150	$ (82,317)	$ 5,415,054	$ (691,828)	7,747,204	(774,145)
Asset-Backed Securities	1,632,317	(14,884)	1,006,949	(66,172)	2,639,266	(81,056)
Common stocks	110,577	(1,434)	25,067	(1,371)	135,644	(2,805)
Total	$ 4,075,044	$ (98,635)	$ 6,447,070	$ (759,371)	$ 10,522,114	$ (858,006)

22

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2024
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$ 3,568	$ (345)	$ 66,750	$ (10,842)	$ 70,318	$ (11,187)
All other governments	35,757	(1,067)	9,550	(606)	45,307	(1,673)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	58,261	(2,452)	122,344	(15,252)	180,605	(17,704)
Hybrid securities	1,056	(67)	3,785	(231)	4,841	(298)
Industrial and miscellaneous	3,403,375	(198,644)	6,084,379	(859,058)	9,487,754	(1,057,702)
Total bonds	3,502,017	(202,575)	6,286,808	(885,989)	9,788,825	(1,088,564)
Preferred stocks	609	—	2,175	(130)	2,784	(130)
Common stocks	144,533	(1,842)	27,841	(1,658)	172,374	(3,500)
Total	$ 3,647,159	$ (204,417)	$ 6,316,824	$ (887,777)	$ 9,963,983	$ (1,092,194)

The Company considers various factors when considering if a decline is other-than-temporary, including the size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company’s intention and ability to sell or hold the security for a period of time sufficient to allow for a recovery in value. The Company has determined that such declines are temporary in nature.

The Company considers various factors when considering if a decline in the fair value of a common stock security is other-than-temporary, including but not limited to the magnitude of the unrealized loss; the volatility of the investment; analyst recommendations, price targets and NAIC ratings; opinions of the Company’s investment managers; market liquidity; and the Company’s intentions to sell or ability to hold the investments until recovery. During 2025, 2024, and 2023, based on an evaluation of these factors, the realized losses for other-than-temporary impairments recognized by the Company on unaffiliated common stocks were not material.

The Company’s bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2025 and 2024, bonds at book/adjusted carrying value totaling $279,259 and $436,189, respectively, (2.2% and 3.5%, respectively, of the total bond and short-term portfolios) are considered below investment grade. Securities are classified as below investment grade by utilizing rating criteria established by the NAIC. During 2025, 2024, and 2023, the realized losses for other-than-temporary impairments recognized by the Company on bonds were not material. The Company did not recognize any other-than-temporary impairments on asset-backed and structured security investments in 2025 and 2024.

23

NOTE 3 - INVESTMENTS, (continued)

A summary of asset-backed security and structured security investments included with unrealized losses for which an other-than-temporary impairment has not been recognized is as follows:

December 31, 2025
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Asset-backed securities	$ 605,985	$ 596,083	$ (9,902)	$ 933,591	$ 862,414	$ (71,177)

December 31, 2024
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured Securities	$ 193,033	$ 187,385	$ (5,648)	$ 1,305,594	$ 1,203,661	$ (101,933)

Mortgage Loans

For the commercial mortgage loans held by the Company, debt service coverage ratio (DSCR) is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property’s net operating income to the borrower’s principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations.

Debt service coverage ratios for income dependent mortgage loans are summarized as follows:

	December 31
	2025	2024
DSCR distribution
Below 1.0	$ 79,426	$ 72,947
1.0 - 1.2	107,308	147,689
1.2 - 1.5	358,278	398,826
Greater than 1.5	1,882,371	1,669,985
Total	$ 2,427,383	$ 2,289,447

Mortgage loans with a DSCR below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

	December 31
	2025	2024
Loan to value
Below 60%	$ 9,435	$ 8,786
60-75%	—	2,018
Total	$ 9,435	$ 10,804

24

NOTE 3 - INVESTMENTS, (continued)

An aging analysis of the commercial loans held by the Company is summarized as follows:

	December 31
	2025	2024
Recorded investment (all)
Current	$ 2,435,704	$ 2,292,386
30-59 days past due	—	—
60-89 days past due	—	2,469
90-179 days past due	—	—
180+ days past due	1,114	5,396
Accruing Interest 180+ Days Past Due
Recorded investment	1,114	5,396
Interest accrued	56	124
Participant or co-lender in a mortgage loan agreement
Recorded investment	211	312

At December 31, 2025, the average size of an individual commercial mortgage loan was $2,826. For commercial mortgage loans, the Company’s policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy for commercial loans is to recognize due and accrued interest income on impaired loans if deemed collectible. As of December 31, 2025, the maximum and minimum rates of interest in the Company’s mortgage loan portfolio were 8.85% and 2.85% for commercial mortgage loans.

In 2025 and 2024, the Company had 118 and 91, respectively, commercial loans acquired or with additions to existing loans at the maximum and minimum rates of interest of 8.68% and 8.68%, respectively, and 4.60% and 4.55%, respectively, totaling $458,898 and $335,896, respectively.

Commercial mortgage loans are evaluated individually for impairment. The Company's impairments for commercial loans and interest income on impaired commercial mortgage loans was not material for December 31, 2025, 2024, and 2023, respectively. As of December 31, 2025 and 2024, no impaired commercial mortgage loans were on nonaccrual status under SSAP No 34, paragraph 6.

In 2025, the Company had $36,954 aggregate amount of mortgage loans derecognized as a result of foreclosure, $14,055 real estate collateral recognized, and $22,732 other collateral recognized. In 2024, the Company had no mortgage loans derecognized as a result of foreclosure.

Investments in Tax Credit Structures

During 2025 and 2024, the Company recognized $10,406 and $11,214, respectively, of low income housing tax credits (LIHTC) and other tax benefits. The Company’s investment in LIHTC recognized in the Balance Sheets - Statutory Basis in other investments was $56,308 and $70,877 and in other liabilities was $14,144 and $23,498 for the years ended December 31, 2025 and 2024, respectively. No property is currently subject to any regulatory review. The Company had no investment in LIHTC that exceeded 10% of its admitted assets. The Company recognized no impairment losses related to LIHTC at December 31, 2025 and 2024. The Company recognized no write-down or reclassification resulting from the forfeiture or ineligibility of tax credits at December 31, 2025 and 2024.

25

NOTE 3 - INVESTMENTS, (continued)

An aggregate schedule of non-transferrable tax credits expected to be generated by the Company each year for the subsequent five years and thereafter, as of December 31, 2025, is presented below:

Year	Non-Transferable
2026	$ 11,410
2027	898
2028	117
2029	314
2030	147
Thereafter	1,258
Total	$ 14,144

The Company has no transferrable tax credits as of December 31, 2025.

Offsetting and Netting of Assets and Liabilities
Call options and foreign currency swaps that are included in other investments and other liabilities on the Balance Sheets - Statutory Basis and qualified for offsetting and netting are as follows:

	December 31, 2025			December 31, 2024
	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements
Assets:
Derivatives - call options	$ 332,848	$ 152,405	$ 180,443	$ 202,246	$ 86,294	$ 115,952
Derivatives - foreign currency swaps	4,482	3,621	861	11,461	2,584	8,877

Liabilities:
Derivatives - call options	$ 152,405	$ 152,405	$ —	$ 86,294	$ 86,294	$ —
Derivatives - foreign currency swaps	15,689	3,621	12,068	2,584	2,584	—

26

NOTE 3 - INVESTMENTS, (continued)

Net Investment Income
Major categories of net investment income by class of investment are summarized below.

	Years Ended December 31
	2025	2024	2023
Income:
Bonds	$ 590,016	$ 556,609	$ 499,408
Preferred stocks	66	166	490
Common stocks	11,262	9,885	8,382
Mortgage loans	121,493	104,896	98,441
Real estate[1]	12,062	11,175	14,261
Contract loans	44,237	39,226	33,583
Short-term investments	8,109	6,936	3,385
Derivatives	74,703	48,067	(43,362)
Other investments	81,541	77,269	50,021
Amortization of interest maintenance reserve	7,932	7,780	9,711
Gross investment income	951,421	862,009	674,320
Total investment expenses	57,679	55,799	52,135
Net investment income	$ 893,742	$ 806,210	$ 622,185

1Includes amounts for the occupancy of company-owned property of $5,647, $5,647, and $8,302 in 2025, 2024, and 2023, respectively.

Fair Value Measurements

Included in various investment related lines in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under NAIC SAP. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 – Values are unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 – Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 – Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

27

NOTE 3 - INVESTMENTS, (continued)

Net asset value (NAV) – Separate account assets are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy.

The following tables provide information about the Company’s financial assets and liabilities measured and reported at fair value or NAV:

	December 31, 2025
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Asset-Backed Securities	$ —	$ 3,415	$ —	$ —	$ 3,415
Total bonds	—	3,415	—	—	3,415
Common stock
Industrial and miscellaneous	$ 329,444	$ —	$ —	$ —	$ 329,444
Total common stocks	329,444	—	—	—	329,444
Derivative assets
Exchange traded index call options	322,150	—	—	—	322,150
Over the counter index call options	—	180,444	—	—	180,444
Foreign currency swaps	—	860	—	—	860
Total other investments	322,150	181,304	—	—	503,454
Separate account assets	—	—	—	11,287,354	11,287,354
Total assets at fair value/net asset value	$ 651,594	$ 184,719	$ —	$ 11,287,354	$ 12,123,667

Liabilities at fair value
Derivative liabilities
Exchange traded index call options	$ 176,900	$ —	$ —	$ —	$ 176,900
Foreign currency swaps	—	12,068	—	—	12,068
Total liabilities at fair value	$ 176,900	$ 12,068	$ —	$ —	$ 188,968

	December 31, 2024
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Bonds
Asset-Backed Securities	$ —	$ 673	$ —	$ —	$ 673
Total bonds	—	673	—	—	673
Common stock
Industrial and miscellaneous	357,820	—	—	—	357,820
Total common stocks	357,820	—	—	—	357,820
Other investments	14,052	—	—	—	14,052
Derivative assets
Exchange traded index call options	273,603	—	—	—	273,603
Over the counter index call options	—	115,952	—	—	115,952
Foreign currency swaps	—	8,877	—	—	8,877
Total other investments	287,655	124,829	—	—	412,484
Separate account assets	—	—	—	10,756,291	10,756,291
Total assets at fair value/net asset value	$ 645,475	$ 125,502	$ —	$ 10,756,291	$ 11,527,268

Liabilities at fair value
Derivative liabilities
Exchange traded index call options	$ 145,709	$ —	$ —	$ —	$ 145,709
Total liabilities at fair value	$ 145,709	$ —	$ —	$ —	$ 145,709

28

NOTE 3 - INVESTMENTS, (continued)

The valuation techniques used to measure the fair values by type of investment in the above table are as follows:

Level 1 – Financial Assets and Liabilities

These assets and liabilities include actively-traded exchange-listed common stocks, mutual funds, exchange traded call and put options and exchange traded call and put options (written). Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Derivative asset and liability valuations are based on quoted prices in active markets for identical securities. Exchange traded call options and equity put options and written exchange traded call options and written equity put options are classified as Level 1.

Level 2 – Financial Assets and Liabilities

The Company's Level 2 assets includes bonds, OTC index call options and foreign currency swaps. Prices are based on other observable inputs, including quoted prices for similar assets/liabilities. The Company used broker quotes which are corroborated to the market for the monthly valuation of the index call options and foreign currency swaps. For the index call options, the broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. For the foreign currency swaps, the broker quotes use models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades.

Level 3 - Financial Assets and Liabilities

There were no financial assets measured at fair value in Level 3 at December 31, 2025 and December 31, 2024.

NAV - Financial Assets and Liabilities

Separate account assets represent NAVs as a practical expedient received from fund managers who stand ready to transact at the quoted values. The funds in the separate account assets are considered open-end mutual funds, meaning that the fund is ready to redeem its shares at any time and offers its shares for sale to the public, either through retail outlets or through institutional investors continuously. For institutional funds, NAVs are received daily from fund managers, and the managers stand ready to transact at these quoted amounts. The Company, on behalf of the contract holders, transacts in these funds on a daily basis as part of the separate account trading activity. There are no unfunded commitments in the separate account assets.

There were no material transfers of financial instruments carried at fair value into or out of Level 3 during the years ended December 31, 2025 and 2024.

The Company had no financial instruments that were not practicable to calculate fair value. The Company had no investments measured using NAV instead of fair value in which the investment may be sold below NAV or significant restrictions in the liquidation of the investment held at NAV.

29

NOTE 3 - INVESTMENTS, (continued)

The tables below reflect the fair values or NAV and book/adjusted carrying values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method. The fair values are also categorized into the three-level fair value hierarchy as described previously.

December 31, 2025
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds
Issuer credit obligations	$ 8,429,689	$ 9,099,637	$ —	$ 6,377,988	$ 2,051,701	$ —
Asset-backed securities	3,742,953	3,804,566	—	3,000,533	742,420	—
Total Bonds	12,172,642	12,904,203	—	9,378,521	2,794,121	—
Common stocks	363,861	363,861	329,444	34,417	—	—
Mortgage loans	2,363,644	2,436,818	—	—	2,363,644	—
Cash, cash equivalents and short-term
investments	341,551	341,551	341,551	—	—	—
Contract loans	916,656	967,549	—	—	916,656	—
Other investments	623,379	630,044	322,150	236,266	64,963	—
Investment income due and accrued	150,555	150,555	150,555	—	—	—
Separate account assets	—	11,287,354	—	—	—	11,287,354
Total financial assets	$ 16,932,288	$ 29,081,935	$ 1,143,700	$ 9,649,204	$ 6,139,384	$ 11,287,354

Deposit-type funds	$ 1,408,143	$ 1,409,540	$ —	$ —	$ 1,408,143	$ —
Derivative liabilities	188,967	188,967	176,899	12,068	—	—
Total financial liabilities	$ 1,597,110	$ 1,598,507	$ 176,899	$ 12,068	$ 1,408,143	$ —

December 31, 2024
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$ 11,093,012	$ 12,109,742	$ —	$ 7,447,078	$ 3,645,934	$ —
Preferred stocks	2,784	2,828	—	2,784	—	—
Common stocks	380,790	380,790	357,820	22,970	—	—
Mortgage loans	2,134,258	2,300,251	—	—	2,134,258	—
Cash, cash equivalents and short-term
investments	201,163	201,163	201,163	—	—	—
Contract loans	796,924	851,561	—	—	796,924	—
Other investments	557,790	566,065	297,012	181,226	79,552	—
Investment income due and accrued	145,519	145,519	145,519	—	—	—
Separate account assets	—	10,756,291	—	—	—	10,756,291
Total financial assets	$ 15,312,240	$ 27,314,210	$ 1,001,514	$ 7,654,058	$ 6,656,668	$ 10,756,291

Liabilities:
Deposit-type funds	$ 1,190,833	$ 1,192,888	$ —	$ —	$ 1,190,833	$ —
Borrowings	3,011	2,959	—	—	3,011	—
Derivative liabilities	145,709	145,709	145,709	—	—	—
Total financial liabilities	$ 1,339,553	$ 1,341,556	$ 145,709	$ —	$ 1,193,844	$ —

30

NOTE 3 - INVESTMENTS, (continued)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for each class of financial instruments for which it is practicable to estimate a value:

Bonds: For issuer credit obligations not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of asset-backed securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Issuer credit obligations, asset-backed securities priced based on observable market information are assigned to Level 2. Issuer credit obligations and asset-backed securities priced based on uncorroborated broker quotes, unobservable market inputs, partnership valuations or internal valuations are assigned to Level 3.

Preferred Stocks: For preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield credit quality, and maturity of the investments. Preferred stocks priced based on observable market information are assigned to Level 2.

Common stocks: For publicly traded securities and mutual funds, fair value is obtained from independent pricing services or fund managers and are assigned to Level 1 as the fair values are based on quoted prices in active markets for identical securities. For stock in FHLB, fair value is presumed to be par, which is the value at which the FHLB will repurchase the stock, and is assigned to Level 2. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

Mortgage loans: The fair value of commercial mortgage loans is primarily determined by estimating expected future cash flows and discounting the cash flows using current interest rates for similar mortgage loans with similar credit risk.

Cash, cash equivalents and short-term investments, and investment income due and accrued: The carrying amounts approximate fair values.

Other investments and derivative liabilities: Fair values are estimated using values obtained from independent pricing services where available, or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Other investments priced based on observable market information for similar assets are assigned to Level 2. Other investments priced based on uncorroborated broker quotes, unobservable market inputs or internal valuations are assigned to Level 3. Other investments carried on the equity method are not included as part of the fair value disclosure. Exchange traded call and put options and exchange traded call and put options (written) are classified as Level 1 since the valuations are based on quoted prices in active markets for identical securities. Foreign currency swaps are classified as Level 2 as the valuation is based on models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.

Contract loans: The fair values for contract loans are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Contract loans with similar characteristics are aggregated for purposes of the calculations.

Deposit-type funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Borrowings: The fair value of borrowed money is estimated using discounted cash flow calculations based on current interest rates consistent with the maturity of the obligation.

31

NOTE 3 - INVESTMENTS, (continued)

Separate account assets: Separate account assets represent NAV as a practical expedient received from fund managers who stand ready to transact at the quoted values.

NOTE 4 - INCOME TAXES

The application of NAIC SAP requires a company to evaluate the recoverability of gross deferred tax assets and to establish a valuation allowance if necessary to reduce the gross deferred tax asset to an amount which is more likely than not to be realized (adjusted gross deferred tax asset). Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable capital gains in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Based on an evaluation of the above factors, management believes it more likely than not that the adjusted gross deferred tax assets will be realized.

The components of the net deferred tax asset/(liability) as of December 31, 2025 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 353,272	$ 2,448	$ 355,720
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	353,272	2,448	355,720
Deferred tax assets nonadmitted	116,710	—	116,710
Subtotal net admitted deferred tax assets	236,562	2,448	239,010
Deferred tax liabilities	39,616	81,865	121,481
Net admitted deferred tax assets/(liability)	$ 196,946	$ (79,417)	$ 117,529

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2025 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$ 117,529	$ —	$ 117,529
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$ 117,529	$ —	$ 117,529
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$ 307,415
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$ 119,033	$ 2,448	$ 121,481
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 236,562	$ 2,448	$ 239,010

The components of the net deferred tax asset/(liability) as of December 31, 2024 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 348,557	$ 2,748	$ 351,305
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	348,557	2,748	351,305
Deferred tax assets nonadmitted	105,799	—	105,799
Subtotal net admitted deferred tax assets	242,758	2,748	245,506
Deferred tax liabilities	34,378	85,702	120,080
Net admitted deferred tax assets/(net deferred tax liability)	$ 208,380	$ (82,954)	$ 125,426
32

NOTE 4 - INCOME TAXES, (continued)

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2024 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$ 125,426	$ —	$ 125,426
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$ 125,426	$ —	$ 125,426
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$ 263,055
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$ 117,332	$ 2,748	$ 120,080
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 242,758	$ 2,748	$ 245,506

The changes in the components of the net deferred tax asset/(liability) from December 31, 2024 to December 31, 2025 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 4,715	$ (300)	$ 4,415
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	4,715	(300)	4,415
Deferred tax assets nonadmitted	10,911	—	10,911
Subtotal net admitted deferred tax assets	(6,196)	(300)	(6,496)
Deferred tax liabilities	5,238	(3,837)	1,401
Net admitted deferred tax assets/(net deferred tax liability)	$ (11,434)	$ 3,537	$ (7,897)

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	(7,897)	—	(7,897)
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	(7,897)	—	(7,897)
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	44,360
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	1,701	(300)	1,401
Deferred tax assets admitted as the result of application
of NAIC SAP	$ (6,196)	$ (300)	$ (6,496)

The Company does not carry any deferred tax liabilities on unrealized capital gains related to investments in affiliates.

The Company used the following amounts in determining the DTA admissibility:

	2025	2024
Ratio percentage used to determine recovery period and
threshold limitation above	972%	841%
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation above	$ 2,049,435	$ 1,753,699

There were no tax planning strategies utilized as of December 31, 2025 or 2024.

33

NOTE 4 - INCOME TAXES, (continued)

The provision for incurred federal income taxes on earnings are:

	Years ended December 31
	2025	2024	2023
Federal	$ 16,986	$ (16,252)	$ 31,114
Federal income tax on net capital gains	11,036	12,051	8,041
Federal income tax incurred/(recovered)	$ 28,022	$ (4,201)	$ 39,155

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31			Change	Change
	2025	2024	2023	from 2024	from 2023
Deferred tax assets:
Ordinary
Discounting of unpaid losses	$ 178	$ 157	$ 165	$ 21	$ (8)
Unearned premium reserve	534	523	505	11	18
Policyholder reserves	138,269	134,578	111,591	3,691	22,987
Investments	8,676	8,166	7,877	510	289
Deferred acquisition costs	103,832	94,942	88,273	8,890	6,669
Policyholder dividends accrual	1,410	2,145	1,632	(735)	513
Fixed assets	(693)	9,891	11,241	(10,584)	(1,350)
Compensation and benefits accrual	26,798	25,898	25,789	900	109
Receivables - nonadmitted	40,329	35,046	29,906	5,283	5,140
Net operating loss carry-forward	190	208	225	(18)	(17)
Intangible Amortization	22,739	25,522	28,309	(2,783)	(2,787)
Other (including items <5% of total
ordinary tax assets)	11,010	11,481	10,103	(471)	1,378
Subtotal	353,272	348,557	315,616	4,715	32,941
Nonadmitted deferred tax assets	116,710	105,799	89,124	10,911	16,675
Admitted ordinary deferred tax assets	$ 236,562	$ 242,758	$ 226,492	$ (6,196)	$ 16,266

Capital
Investments	$ 203	$ 435	$ 1,272	$ (232)	$ (837)
Real Estate	2,245	2,313	2,793	(68)	(480)
Subtotal	2,448	2,748	4,065	(300)	(1,317)
Admitted capital deferred tax assets	2,448	2,748	4,065	(300)	(1,317)
Admitted deferred tax assets	$ 239,010	$ 245,506	$ 230,557	$ (6,496)	$ 14,949

Deferred tax liabilities:
Ordinary
Investments	$ 6,384	$ 4,790	$ 3,171	$ 1,594	$ 1,619
Fixed assets	8,123	818	2,042	7,305	(1,224)
Deferred and uncollected premium	14,621	15,297	17,372	(676)	(2,075)
Policyholder reserves	437	3,509	6,588	(3,072)	(3,079)
Unearned commissions	9,907	9,820	9,251	87	569
Other (including items <5% of total
ordinary tax liabilities)	144	144	143	—	1
Subtotal	39,616	34,378	38,567	5,238	(4,189)
34

NOTE 4 - INCOME TAXES, (continued)

	December 31			Change	Change
	2025	2024	2023	from 2024	from 2023
Capital
Investments	$ 80,590	$ 84,427	$ 74,312	$ (3,837)	$ 10,115
Real estate	1,275	1,275	1,276	—	(1)
Subtotal	$ 81,865	$ 85,702	$ 75,588	$ (3,837)	$ 10,114

Deferred tax liabilities	$ 121,481	$ 120,080	$ 114,155	$ 1,401	$ 5,925

Net deferred tax assets	$ 117,529	$ 125,426	$ 116,402	$ (7,897)	$ 9,024

The change in the net admitted deferred tax assets was $(7,897), $9,024 and $19,640 for the years ended December 31, 2025, 2024, and 2023, respectively. The change in nonadmitted deferred tax assets of $10,911, $16,675, and $7,304 was included in change in nonadmitted assets in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2025, 2024, and 2023, respectively.

The change in net deferred income taxes as of December 31 is as follows:

	2025	2024	Change
Total gross deferred tax assets	$ 355,720	$ 351,305	$ 4,415
Total deferred tax liabilities	121,481	120,080	1,401
Net deferred tax asset	$ 234,239	$ 231,225	3,014
Tax effect of change in unrealized gains and pension liability			2,904
Change in net deferred income tax			$ 5,918

	2024	2023	Change
Total gross deferred tax assets	$ 351,305	$ 319,681	$ 31,624
Total deferred tax liabilities	120,080	114,155	5,925
Net deferred tax asset	$ 231,225	$ 205,526	25,699
Tax effect of change in unrealized gains and pension liability			3,360
Change in net deferred income tax			$ 29,059

	2023	2022	Change
Total gross deferred tax assets	$ 319,681	$ 273,463	$ 46,218
Total deferred tax liabilities	114,155	94,881	19,274
Net deferred tax asset	$ 205,526	$ 178,582	26,944
Tax effect of change in unrealized gains and pension liability			35,349
Adjustment to prior year deferred income tax			2,923
Change in net deferred income tax			$ 65,216

35

NOTE 4 - INCOME TAXES, (continued)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2025, 2024, and 2023 were as follows:

	2025	2024	2023
Net gain (loss) from operations before income taxes	$ 179,670	$ (94,449)	$ 72,505
Net realized capital gains before income taxes	52,552	57,385	38,289
Deferred reinsurance loss, net	(4,947)	(4,266)	(3,954)
Total pre-tax statutory income (loss)	227,275	(41,330)	106,840
Change in nonadmitted assets	(25,161)	(24,475)	(43,079)
IMR amortization	(7,932)	(7,780)	(9,711)
Tax-exempt income	(24,174)	(25,301)	(22,687)
Adjustment to prior year deferreds	(270)	(1,217)	3,083
Dissolution of subsidiary	—	—	(92,822)
Non-deductible expense	4,085	4,251	4,884
Other	1,344	(1,117)	(408)
Subtotal	175,167	(96,969)	(53,900)
Statutory tax rate	0.21	0.21	0.21
Subtotal	36,785	(20,364)	(11,319)
Adjustment to prior year deferred income tax	—	—	(2,923)
Tax credits	(14,681)	(12,896)	(11,819)
Total statutory income taxes	$ 22,104	$ (33,260)	$ (26,061)

Federal and foreign income tax incurred/(recovered)	$ 28,022	$ (4,201)	$ 39,155
Change in deferred income tax	(5,918)	(29,059)	(65,216)
Total statutory income taxes	$ 22,104	$ (33,260)	$ (26,061)

The Company has no foreign tax credit carryovers to subsequent years.

At December 31, 2025, the Company has tax carryovers to subsequent years as follows:

Year of Origination		Amount	Year of Expiration
2016	Net Operating Loss	$ 907	2036

The amount of federal income tax which is available for recoupment in the event of future capital losses is $11,983, $9,928, and $14,604, for the tax years 2025, 2024, and 2023, respectively. There were no deposits admitted under IRC Section 6033.

The Company joins in a consolidated federal income tax return filed by AMHC with AHC, AIP and Ameritas-NY.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Inflation Reduction Act was enacted on August 16, 2022, and included a new corporate alternative minimum tax (CAMT) which is effective for tax years beginning after 2022. The Company is a nonapplicable reporting entity that does not reasonably expect to be an applicable corporation subject to CAMT as a member of a tax-controlled group of corporations in 2025 and 2024.

On July 4, 2025, the One Big Beautiful Bill Act (OBBBA) was enacted into law. Connected to OBBBA, the Company is immediately expensing domestic research and development costs in 2025 that have been previously capitalized. The other provisions of OBBBA are not material to the Company.

36

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES

The Company loaned $3,000 to Ameritas Advisory Services, LLC on December 5, 2023 under a promissory note due on or before December 1, 2024. The promissory note was repaid in full on June 28, 2024.

The Company loaned $2,000 to Ameritas Investment Company, LLC on April 3, 2023 under a promissory note due on or before April 1, 2024. The promissory note was repaid in full on March 21, 2024.

AAS and AIC each established a $10,000 unsecured line of credit with the Company expiring March 31, 2026. There were no balances outstanding at any time during 2025.

The Company received capital contributions in the amount of $40,000 and $25,000 from AHC on June 23, 2025 and December 3, 2025, respectively.

Ameritas-NY and AHC each established a $50,000 unsecured line of credit with the Company. There were no balances outstanding at any time during 2025, 2024, and 2023. The unsecured lines of credit with Ameritas-NY and AHC provide for automatic annual renewal on May 1, and January 1, respectively, unless terminated by either party.

The Company established a $50,000 unsecured line of credit with AHC under an agreement that provides for automatic renewal on January 1 unless terminated by either either party. There were no balances outstanding at any time during 2025 or 2024.

The Company's variable life and annuity products are distributed through AIC. Policies placed by this affiliate generated commission and general insurance expense of $21,085, $20,984, and $21,305, for the years ended December 31, 2025, 2024, and 2023, respectively.

The Company had amounts due to and from various affiliates at December 31, 2025 and 2024 which were recorded in other admitted assets and other liabilities in the Balance Sheets-Statutory Basis. The balances are settled monthly on a net basis. Additionally, the Company provides, as well as receives, technical, financial, legal and marketing support, and investment advisory services from certain affiliates under administrative service and cost-sharing agreement which were recorded in general insurance expenses in the Summary of Operations-Statutory Basis. Both the individual and combined amounts recorded under these agreements were not material for the years ended December 31, 2025, 2024, and 2023.

NOTE 6 - EMPLOYEE BENEFITS

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. The Company's method of accounting for these plans is the accrual method and the assets for some of these deferred compensation plans are held in a Rabbi Trust.

The Company has unfunded, non-qualified pension plans (the NQ Plans) where the Company makes payments under certain voluntary arrangements for retirement benefits, which are not provided for under the AHC sponsored defined benefit pension plan. The measurement date for the Company’s NQ Plans was December 31. A summary of the obligations and assumptions are as follows:

	Underfunded Pension Benefits
	2025	2024	2023
Benefit obligation at beginning of year	$ 29,240	$ 31,776	$ 34,365
Interest cost	1,511	1,560	1,763
Actuarial loss	(996)	(372)	(84)
Benefits paid	(3,649)	(3,724)	(4,268)
Benefit obligation at end of year	$ 26,106	$ 29,240	$ 31,776
37

NOTE 6 - EMPLOYEE BENEFITS, (continued)

	Pension Benefits
	2025	2024	2023
Reporting entity contribution	3,649	3,724	4,268
Benefits paid	(3,649)	(3,724)	(4,268)
Fair value of plan assets at end of year	$ —	$ —	$ —

	Pension Benefits
	2025	2024	2023
Components:
Accrued benefit costs	$ 27,563	$ 31,465	$ 34,049
Liability (asset) for pension benefits	(1,457)	(2,225)	(2,273)
Assets and liabilities recognized:
Liabilities recognized	26,106	29,240	31,776
Unrecognized liabilities (assets)	(1,457)	(2,225)	(2,273)

The components of net periodic benefit cost are as follows:

	Pension Benefits
	2025	2024	2023
Interest cost	1,511	1,560	1,763
Amount of recognized gains	(1,764)	(420)	(399)
Total net periodic benefit cost	$ (253)	$ 1,140	$ 1,364

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost:

	Pension Benefits
	2025	2024	2023
Items not yet recognized as a component of net periodic cost - prior year	$ (2,225)	$ (2,273)	$ (2,588)
Net loss arising during the period	(996)	(372)	(84)
Net gain recognized	1,764	420	399
Items not yet recognized as a component of net
periodic cost - current year	$ (1,457)	$ (2,225)	$ (2,273)

The weighted-average discount rate assumptions at December 31 are as follows:

	Pension Benefits
	2025	2024	2023
Net periodic benefit cost	5.28%	5.43%	3.08%
Projected benefit obligation	5.44%	5.28%	5.43%

Future expected pension benefit payments are as follows:

Year	Amount
2026	$ 3,472
2027	3,347
2028	3,221
2029	3,097
2030	2,972
2031-2035	11,886

38

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The accumulated pension benefit obligation for the NQ plans is as follows:

December 31
	2025	2024
Accumulated benefit obligation	$ 26,106	$ 29,239
Projected benefit obligation (PBO)	$ 26,106	$ 29,239
Funded status (PBO - Plan assets)	$ 26,106	$ 29,239

Unrecognized items:
Unrecognized gains, net of tax	$ (1,151)	$ (1,758)
Total unrecognized items, net of tax	$ (1,151)	$ (1,758)

The Company participates in the Ameritas Pension Plan (the Plan), of which AHC is the plan sponsor. Plan assets are held in separate accounts of the Company. The Company participates in a postretirement benefit plan sponsored by AHC. The expenses recognized by the Company for the Plan and the postretirement benefit plan were not material for 2025, 2024, or 2023.

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company’s employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant’s compensation. In addition, for eligible employees, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $18,857, $19,027, and $18,281 in 2025, 2024, and 2023, respectively.

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments to the stockholder by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $216,574 in dividends in 2026, without prior approval. The Company did not pay ordinary dividends to AHC, its parent, in 2025, 2024, or 2023.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

	2025	2024	2023
Unrealized capital gains, net of taxes	$ 134,593	$ 110,958	$ 87,325
Nonadmitted asset values	(308,755)	(272,682)	(231,533)
Asset valuation reserve	(325,047)	(354,449)	(336,910)

39

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS, (continued)

On November 1, 1996, the Company issued $50,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. These Notes were underwritten by Merrill Lynch & Co. with the trustee as Bank of New York. Subject to prior written approval of the Department, these Notes will pay interest semi-annually on May 1 and November 1. In accordance with Department regulations, interest cannot be accrued or paid until written approval has been received. Interest of $4,100 was paid in 2025, 2024, and 2023 and included as reduction to net investment income on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The carrying amount of the Notes was $49,993 and $49,984 at December 31, 2025 and 2024, respectively. There is no unapproved interest and principal. The life-to-date interest expense recognized on the Notes as of December 31, 2025 is $118,866. There has been no principal paid during the life of the Notes as of December 31, 2025. The interest offset percentage is 100%. The Notes holder, the asset issuer and the liquidity source are not related parties. The Notes are not contractually linked and the Notes payments are not subject to administrative offsetting provisions. Cash received upon issuance was not used to purchase an asset directly from the holder of the surplus note.

NOTE 8 - COMMITMENTS AND CONTINGENCIES

At December 31, 2025, the Company had outstanding agreements to fund mortgages totaling $126,459. In addition at December 31, 2025, the Company has committed to invest $362,332 in equity-type limited partnerships and $168,672 in bonds in subsequent years. These transactions are in the normal course of operations and are not reflected in the accompanying statutory basis financial statements. The Company’s exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

Guaranty Funds Assessments

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2025, 2024, and 2023, the charge to operations related to these assessments was not material. The estimated liability for future guaranty fund assessments of $3,001 and $4,989 at December 31, 2025 and 2024, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2025 and 2024, the Company had a related receivable of $2,701 and $4,332, respectively, for amounts recoverable against premium taxes which is included in other admitted assets in the Balance Sheets - Statutory Basis. The periods over which the guaranty funds assessments are expected to be paid are unknown at this time. Premium tax offsets are realized over the period allowed by each state once the guaranty fund assessment has been paid.

Reconciliation of assets recognized from paid and accrued premium tax offsets and policy surcharges which are included in other admitted assets on the Balance Sheets – Statutory Basis as of December 31, 2025 and 2024 are as follows:

	2025	2024
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of prior year end	$ 8,842	$ 4,844
Decreases during the year
Premium tax offset applied	(1,138)	(397)
Charge off of estimated premium tax offset	(1,630)	—
	(2,768)	(397)
Increases during the year
Estimated premium tax offset	—	818
Assessments paid	428	3,577
	428	4,395
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of current year end	$ 6,502	$ 8,842

40

NOTE 8 - COMMITMENTS AND CONTINGENCIES, (continued)

The Company recognizes liabilities, contingencies and assessments for long-term care insolvencies related guaranty funds liabilities and assets related to the Penn Treaty/ANIC insolvency. As of December 31, 2025, the undiscounted and discounted guaranty fund assessments were $6,877 and $2,598, and the related undiscounted and discounted assets were $5,244 and $2,032. As of December 31, 2024, the undiscounted and discounted guaranty fund assessments were $6,961 and $2,682, and the related undiscounted and discounted assets were $5,076 and $2,033.

Litigation and Regulatory Examination

From time to time, the Company is subject to litigation and regulatory examination in the normal course of business. Management does not believe that the Company is party to any such pending litigation or examination which would have a material adverse effect on its financial condition or results of its operations. There were no claims (per claim or claimant) where amounts paid to settle were related to extra contractual obligations or bad faith claims resulting from lawsuits during 2025 and 2024.

Uncollectibility of Assets

The Company had admitted assets of $16,431 and $14,406 at December 31, 2025 and 2024, respectively, in accounts receivable for uninsured plans included in other admitted assets on the Balance Sheets – Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company’s financial condition.

NOTE 9 – GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS

ASC Plans

The gain (loss) from operations from administrative services contract (ASC) uninsured plans which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis is as follows for the years ended December 31:

	2025	2024	2023
Gross reimbursement for medical cost incurred	$ 249,726	$ 227,572	$ 212,227
Other income or expenses (including interest paid to or received from plans)	25,358	23,732	24,431
Gross expenses incurred (claims and administrative)	275,084	251,304	236,658

Net gain (loss) from operations	$ 1,827	$ 1,249	$ (106)

NOTE 10 - MANAGING GENERAL AGENTS AND THIRD-PARTY ADMINISTRATORS

The Company has a third-party administrator, for which direct premiums written exceed 5% of total capital and surplus. The third party administers ordinary life and individual annuity business and does not have an exclusive contract. The third party has been granted the authority for policy administration, claims payment, claims adjustment, reinsurance ceding, binding authority and premium collection. The total amount of direct premiums administered was $203,739, $552,348, and $342,707 for the years ended December 31, 2025, 2024, and 2023, respectively. Another third-party administrator, which administered group accident and health business, does not have an exclusive contract, and has been granted the authority for binding authority and premium collection. Direct premiums administered were $126,718, $119,830, and $115,530 for the years ended December 31, 2025, 2024, and 2023, respectively. The Company had various other third party administrators and managing general agents during these periods, however their direct premiums written did not exceed 5% of total capital and surplus. The total amount of direct premiums administered by third-party administrators was $492,298, $830,868, and $613,333 for the years ended December 31, 2025, 2024, and 2023, respectively.

NOTE 11 - OTHER ITEMS

Securities on Deposit

Included in the Company's deposits with government agencies are bonds with a book/adjusted carrying value of $111,292 and $127,093 and cash of $1,899 and $9,919 at December 31, 2025 and 2024, respectively, in a Regulation 109 deposit account with the State of New York as a result of its delicensure in the state as of September 30, 2013.

41

NOTE 12 - SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2025 and through March 30, 2026, the date the financial statements were available to be issued.

NOTE 13 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

The Company recaptured previously ceded business related to a reinsurer under an order of rehabilitation, due to a liquidation order effective September 30, 2023. The impacts from the liquidation order resulted in the recording of a $5,054 and $5,302 recoverable at December 31, 2025 and 2024, respectively, as an estimate of settlement from the reinsurer's estate. This recoverable consists of paid claims and waived and unearned premiums.

On December 31, 2025, the Company amended certain reinsurance agreements under which all previously ceded business was recaptured in exchange for a one-time recapture payment of $9,091. As a result of the recapture payment, $6,543 of ceded commission and $2,548 of ceded renewal premium was recorded in Commissions and expense allowances on reinsurance ceded and Premium income, respectively, in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The Company conducts reinsurance business with Ameritas-NY and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company.

The reinsurance premiums, net are included in the premium income, net in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Reinsurance premium transactions with affiliated and non-affiliated companies are summarized as follows:

	Years Ended December 31
	2025	2024	2023
Assumed	$ 101,473	$ 96,572	$ 108,381
Ceded	(317,665)	(296,232)	(286,288)
Reinsurance premiums, net	$ (216,192)	$ (199,660)	$ (177,907)

The Company did not have any affiliated transactions through reinsurance operations for premium income, commission expense allowances, benefits to policyholders and reserves for life, accident and health policies that were more than half of 1% of the Company's admitted assets for the years ended December 31, 2025, 2024, and 2023.

Effective October 1, 2019, the Company entered into a combination coinsurance/quota share funds withheld reinsurance agreement of an individual indexed annuity block and guaranteed living withdrawal benefit riders on an individual indexed annuity block with a third party. This agreement covers policies sold through June 30, 2024.  Amortization of $4,947 and $4,266, which is based on the growth of the funds withheld liability, was recorded in change in surplus as a result of reinsurance, net of taxes, in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at December 31, 2025 and 2024, respectively. Effective December 1, 2024 the Company entered into a quota share funds withheld reinsurance agreement of an individual indexed annuity block and guaranteed living withdrawal benefit riders on an individual indexed annuity block with an additional third party. This agreement included policies sold on or after July 1, 2024.

42

NOTE 13 - REINSURANCE, (continued)

The Company entered into two coinsurance agreements of participating life blocks with a third party (Coinsurance Treaties) effective on December 1, 2015. As of December 31, 2025 and 2024, invested assets of $883,591 and $896,696, respectively, were held in trust to support the obligations reinsured under the Coinsurance Treaties. The amounts held in trust are to be used solely to fund obligations incurred under the Coinsurance Treaties and represent 2.9% and 3.1% of the Company’s admitted assets at December 31, 2025 and 2024, respectively.

No reinsurance contracts with risk-limiting features were identified for disclosure in any year.

NOTE 14 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The change in the liability for unpaid accident and health claims and claim adjustment expenses, which is reported in reserves for unpaid claims and reserves for life, accident and health policies in the Balance Sheets – Statutory Basis, is summarized as follows:

	2025	2024	2023
Total reserve for unpaid claims at January 1	$ 387,210	$ 373,034	$ 356,953
Less reinsurance assumed	(14,918)	(16,234)	(16,244)
Plus reinsurance ceded	216,426	202,128	192,807
Direct balance	588,718	558,928	533,516

Incurred related to:
Current year	973,098	920,602	831,876
Prior year	(21,568)	(3,346)	(4,967)
Total incurred	951,530	917,256	826,909

Paid related to:
Current year	804,431	782,116	699,500
Prior year	106,995	105,350	101,997
Total paid	911,426	887,466	801,497

Direct balance	628,822	588,718	558,928
Plus reinsurance assumed	14,806	14,918	16,234
Less reinsurance ceded	(229,424)	(216,426)	(202,128)
Total reserve for unpaid claims at December 31	$ 414,204	$ 387,210	$ 373,034

As a result of favorable settlement of prior years’ estimated claims, the provision for claims and claim adjustment expenses decreased by $21,568, $3,346, and $4,967 for the years ended December 31, 2025, 2024, and 2023, respectively. During 2025, incurred claims were negative for prior year primarily due to favorable claim runout for both group dental and disability products. During 2024 and 2023, incurred claims were negative for prior year primarily due to favorable claim runout for group dental products partially offset by unfavorable claim runout for disability products. There were no significant changes in methodologies and assumptions used in calculating the liability for unpaid losses and loss adjustment expenses for the year ended December 31, 2025.

The Company paid and incurred assumed and ceded reinsurance claims as follows:

	2025	2024	2023
Paid assumed reinsurance claims	$ 79,391	$ 79,533	$ 80,811
Incurred assumed reinsurance claims	$ 79,279	$ 78,217	$ 80,801

Paid ceded reinsurance claims	$ 34,533	$ 33,118	$ 31,346
Incurred ceded reinsurance claims	$ 47,531	$ 47,416	$ 40,667

Anticipated salvage and subrogation are not included in the Company’s determination of the liability for unpaid claims/losses.

43

NOTE 15 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed direct reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the reserves for life, accident and health policies as reflected on the Balance Sheets – Statutory Basis. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality.

As of December 31, 2025 and 2024, respectively, the Company had $1,195,979 and $1,397,738 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $22,920 and $23,629 at December 31, 2025 and 2024, respectively.

NOTE 16 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

	2025
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ —	$ —	$ —	— %
At book value less current surrender
charge of 5% or more	3,341,312	—	3,341,312	39.6%
At fair value	—	2,193,442	2,193,442	26.0%
Total with adjustment or at fair value	3,341,312	2,193,442	5,534,754	65.6%
At book value without adjustment
(minimal or no charge)	1,940,442	—	1,940,442	23.0%
Not subject to discretionary withdrawal	955,516	—	955,516	11.4%
Total gross	6,237,270	2,193,442	8,430,712	100.0%
Reinsurance ceded	647,942	—	647,942
Total individual annuity reserves	$ 5,589,328	$ 2,193,442	$ 7,782,770
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ 475,872	$ —	$ 475,872

44

NOTE 16 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2025
	General Account	Separate Account Non-guaranteed	Total	% of Total
Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ 1,051,627	$ —	$ 1,051,627	12.3%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	7,406,276	7,406,276	86.4%
Total with adjustment or at fair value	1,051,627	7,406,276	8,457,903	98.7%
At book value without adjustment
(minimal or no charge)	90,536	—	90,536	1.1%
Not subject to discretionary withdrawal	26,873	—	26,873	0.2%
Total gross	1,169,036	7,406,276	8,575,312	100.0%
Reinsurance ceded	8,914	—	8,914
Total group annuity reserves	$ 1,160,122	$ 7,406,276	$ 8,566,398
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —

Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$ 280,175	$ —	$ 280,175	15.7%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	379,872	379,872	21.2%
Total with adjustment or at fair value	280,175	379,872	660,047	36.9%
At book value without adjustment
(minimal or no charge)	402,050	—	402,050	22.5%
Not subject to discretionary withdrawal	727,645	—	727,645	40.6%
Total gross	1,409,870	379,872	1,789,742	100.0%
Reinsurance ceded	330	—	330
Total deposit-type funds	$ 1,409,540	$ 379,872	$ 1,789,412
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —
Total annuity reserves and deposit-type funds	$ 8,158,990	$ 9,979,590	$ 18,138,580
45

NOTE 16 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2024
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ —	$ —	$ —	— %
At book value less current surrender
charge of 5% or more	3,192,063	—	3,192,063	39.0%
At fair value	—	2,207,123	2,207,123	27.0%
Total with adjustment or at fair value	3,192,063	2,207,123	5,399,186	66.0%
At book value without adjustment
(minimal or no charge)	1,877,039	—	1,877,039	22.9%
Not subject to discretionary withdrawal	910,189	—	910,189	11.1%
Total gross	5,979,291	2,207,123	8,186,414	100.0%
Reinsurance ceded	651,627	—	651,627
Total individual annuity reserves	$ 5,327,664	$ 2,207,123	$ 7,534,787
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ 327,756	$ —	$ 327,756

Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ 889,681	$ —	$ 889,681	11.1%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	6,963,887	6,963,887	87.2%
Total with adjustment or at fair value	889,681	6,963,887	7,853,568	98.3%
At book value without adjustment
(minimal or no charge)	101,597	—	101,597	1.3%
Not subject to discretionary withdrawal	29,604	—	29,604	0.4%
Total gross	1,020,882	6,963,887	7,984,769	100.0%
Reinsurance ceded	9,761	—	9,761
Total group annuity reserves	$ 1,011,121	$ 6,963,887	$ 7,975,008
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —
46

NOTE 16 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2024
	General Account	Separate Account Non-guaranteed	Total	% of Total
Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$ 262,230	$ —	$ 262,230	16.6%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	384,837	384,837	24.4%
Total with adjustment or at fair value	262,230	384,837	647,067	41.0%
At book value without adjustment
(minimal or no charge)	207,286	—	207,286	13.1%
Not subject to discretionary withdrawal	723,769	—	723,769	45.9%
Total gross	1,193,285	384,837	1,578,122	100.0%
Reinsurance ceded	397	—	397
Total deposit-type funds	$ 1,192,888	$ 384,837	$ 1,577,725
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —
Total annuity reserves and deposit-type funds	$ 7,531,673	$ 9,555,847	$ 17,087,520

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2025	2024
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$ 6,726,378	$ 6,316,848
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	23,072	21,937
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	1,409,540	1,192,888
Subtotal	8,158,990	7,531,673
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	9,599,718	9,171,010
Exhibit 4, Line 9, Column 1	379,872	384,837
Subtotal	9,979,590	9,555,847
Total	$ 18,138,580	$ 17,087,520

47

NOTE 17 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of life insurance account value, cash value and reserves as of December 31 are as follows:

	2025
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$ 956,382	$ 907,899	$ 966,310	$ —	$ —	$ —
Universal life with secondary guarantees	740,644	617,760	1,305,496	—	—	—
Indexed universal life	12,169	11,437	12,219	—	—	—
Indexed universal life with secondary guarantees	1,731,188	1,337,261	1,573,945	—	—	—
Other permanent cash value life insurance	—	1,770,849	3,002,306	—	—	—
Variable universal life	140,280	1,352,935	151,486	1,302,916	—	1,299,133
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	492,688	XXX	XXX	—
Accidental death benefits	XXX	XXX	351	XXX	XXX	—
Disability - active lives	XXX	XXX	20,163	XXX	XXX	—
Disability - disabled lives	XXX	XXX	22,030	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	85,545	XXX	XXX	—
Total gross	3,580,663	5,998,141	7,632,539	1,302,916	—	1,299,133
Reinsurance ceded	—	—	557,870	—	—	—
Total life reserves	$ 3,580,663	$ 5,998,141	$ 7,074,669	$ 1,302,916	$ —	$ 1,299,133

	2024
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$ 996,993	$ 946,535	$ 1,006,328	$ —	$ —	$ —
Universal life with secondary guarantees	743,684	614,536	1,286,146	—	—	—
Indexed universal life	13,832	12,471	13,959	—	—	—
Indexed universal life with secondary guarantees	1,500,201	1,150,310	1,424,274	—	—	—
Other permanent cash value life insurance	—	1,733,973	2,910,875	—	—	—
Variable universal life	135,447	1,244,884	146,615	1,193,954	—	1,189,416
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	500,944	XXX	XXX	—
Accidental death benefits	XXX	XXX	344	XXX	XXX	—
Disability - active lives	XXX	XXX	22,278	XXX	XXX	—
Disability - disabled lives	XXX	XXX	22,232	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	76,958	XXX	XXX	—
Total gross	3,390,157	5,702,709	7,410,953	1,193,954	—	1,189,416
Reinsurance ceded	—	—	576,609	—	—	—
Total life reserves	$ 3,390,157	$ 5,702,709	$ 6,834,344	$ 1,193,954	$ —	$ 1,189,416

48

NOTE 17 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS, (continued)

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile life reserves to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2025	2024
Life and Accident and Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$ 6,965,126	$ 6,733,319
Exhibit 5, Accidental Death Benefits Section, Total (net)	331	322
Exhibit 5, Disability - Active Lives Section, Total (net)	9,206	9,761
Exhibit 5, Disability - Disabled Lives Section, Total (net)	15,371	15,086
Exhibit 5, Miscellaneous Reserves Section, Total (net)	84,635	75,856
Subtotal	7,074,669	6,834,344
Separate Accounts Annual Statement:
Exhibit 3, Line 0199999, Column 2	1,299,133	1,189,416
Subtotal	1,299,133	1,189,416
Total	$ 8,373,802	$ 8,023,760

NOTE 18 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

	2025		2024
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$ 5,657	$ (857)	$ 5,047	$ (462)
Ordinary renewal	$ 47,448	$ 50,409	$ 45,995	$ 52,586
Total	$ 53,105	$ 49,552	$ 51,042	$ 52,124

NOTE 19 - SEPARATE ACCOUNTS

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2025, the Company reported assets and liabilities from variable universal life, variable annuities, funding agreements and group annuities product lines in a separate account. In accordance with the products/transactions recorded within the separate account, assets are considered legally separated or legally insulated from the general account. As of December 31, 2025 and 2024, the Company’s Separate Accounts included legally insulated assets of $11,287,354 and $10,756,291, respectively. The assets of the separate account are carried at NAV.

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies, group annuity contracts and group funding agreements of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company’s certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in reserves for life, accident and health policies line of the Balance Sheets – Statutory Basis.

The Company does not engage in securities lending transactions within the separate account.

49

NOTE 19 - SEPARATE ACCOUNTS, (continued)

Information regarding the nonguaranteed separate accounts of the Company is as follows:

	2025	2024	2023
For the year ended December 31:
Premiums, considerations or deposits	$ 870,039	$ 912,398	$ 992,717
At December 31:
Reserves by valuation basis
For accounts with assets at:
Fair value	$ 11,278,756	$ 10,745,264

Reserves subject to discretionary withdrawal:
At fair value	$ 11,278,756	$ 10,745,264
Total included in Separate account liabilities in the
Balance Sheets – Statutory Basis	$ 11,278,756	$ 10,745,264

Following is a reconciliation of net transfers to (from) separate accounts at December 31:

	2025	2024	2023
Transfers as reported in the Statements of Income and
Changes in Surplus of the Separate Accounts Statement:
Transfers to the separate accounts	$ 840,697	$ 879,909	$ 957,081
Transfers from the separate accounts	(1,751,806)	(1,831,259)	(1,444,282)
Net transfers from the separate accounts in the Summary of Operations and
Changes in Capital and Surplus – Statutory Basis of the Company	$ (911,109)	$ (951,350)	$ (487,201)

50